UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Manager Fund

a series of Blackstone Alternative Investment Funds

Annual Report

For the Period Ended March 31, 2014

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices, lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - Blackstone’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, subadviser or security may be incorrect and this may have a negative impact upon performance. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be subject to counterparty credit risk and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

Blackstone Advisory Partners L.P.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Dear Blackstone Investor,

We are pleased to present this annual shareholder report for Blackstone Alternative Multi-Manager Fund (the “Fund”, Ticker: BXMMX). The report includes a portfolio commentary, a listing of the Fund’s investments and its audited financial statements from inception on August 6, 2013 through March 31, 2014 (“Reporting Period”). The Fund’s investment objective is to seek capital appreciation. The Fund seeks to achieve its objective by allocating assets among a variety of investment sub-advisers with experience managing non-traditional or “alternative” investment strategies. Blackstone Alternative Investment Advisors LLC (“Blackstone”), the Fund’s investment adviser, is responsible for making recommendations with respect to hiring, terminating or replacing the Fund’s investment sub-advisers. Blackstone may also manage a portion of the Fund’s assets directly and may invest the Fund’s assets in unaffiliated hedge funds.

During the Reporting Period, the Fund generated a cumulative return, net of fees and expenses, of 7.04%1 and realized an annualized volatility of 4.33% with a Sharpe ratioi of 2.54. Over the same period, the HFRX Absolute Return Index, a measure of hedge fund performance, returned 2.53%; the MSCI World Total Return Index, a measure of global equity market performance, returned 11.24%; and the Barclays Aggregate Bond Index, a measure of U.S. investment grade bond performance, returned 2.28%.2

We are pleased with the performance results so far and remain focused on pursuing the Fund’s investment objective, while experiencing only moderate volatility and betaii across market cycles. As the world’s largest discretionary allocator to hedge funds3, with a 20 year track record in hedge fund investing, we will continue to leverage our due diligence, risk management, and investment expertise in identifying alternative investment strategies and investment sub-advisers for the Fund.

Portfolio Commentary

When the Fund launched in August of 2013, market volatility was elevated as a result of uncertainty around central bank policy. The anticipation of reductions (“tapering”) in the U.S. Federal Reserve’s asset purchases rattled developed countries’ bond markets and sparked a widespread sell-off in emerging markets. As U.S. economic data continued to improve, however, the reaction to the Federal Reserve’s December announcement that tapering would commence in January 2014 was relatively muted. We believe that investors had become comfortable with the idea of tapering as the Federal Reserve had provided strong forward guidance supporting a “lower for longer” monetary policy (an indication that the Federal Reserve would support a low interest rate environment for some time to come). Equity markets rallied strongly and finished the calendar year at then record highs. During the Reporting Period, the S&P 500 had a total return of 11.88%. Central bank policy in Europe and Japan was similarly accommodative and helped those equity markets post solid gains as well.

Investor appetite for yield, in particular, helped positively contribute to the performance of our opportunistic trading strategies. Corporate credit sub-advisers were the largest contributors to Fund performance and were led by a sub-adviser who focuses on distressed debt and capital structure arbitrage. One position in bonds issued by a large U.S. financial institution that was in liquidation drove returns when the institution paid

[1]	Past performance is not indicative of future results and there is no assurance that the Fund will achieve its objectives or avoid significant losses. Returns are shown net of fees and expenses.

[2]	References to the Fund’s benchmark and to other indices mentioned herein are for informational purposes only and, unless otherwise noted, are not an indication of how the Fund is managed. The volatility of the indices presented may be materially difference from that of the performance of the Fund. In addition, these indices employ different investment guidelines and criteria than the Fund; as a result, the holdings in the Fund may differ sognificantly from the securities that comprise the indices.

[3]	Source: InvestHedge Fund-of-Fund Survey: Billion Dollar Club. This refers to the Hedge Fund Solutions business of The Blackstone Group L.P., which includes the Fund’s investment adviser.

greater than expected distributions to bondholders. Mortgage and asset-backed security sub-advisers also performed well as house price appreciation, investor demand for yield and shrinking supply continued to support prices.

Fundamental strategies were the second largest positive contributor to Fund performance during the Reporting Period. Equity long/short sub-advisers seek to maintain a consistently hedged exposure profile that allows stock picking to be the primary driver of alphaiii on both the long and short sides of the portfolio. Long exposure, particularly in the Healthcare and Financials sectors, made solid contributions to Fund performance. Short positions generally suffered, as the market advanced broadly during the Reporting Period. During the Reporting Period, we added one equity long/short sub-adviser focusing on the Tech/Media/Telecom and Industrials sectors.

We allocate a portion of the Fund’s assets to diversifying strategies because their lower correlations to equity and credit markets provide diversification benefits to the Fund’s portfolio. While portfolios can benefit from diversification, it is important to note that diversification does not ensure a profit or guarantee against a loss. In addition to providing diversification benefits, these strategies seek to produce positive absolute returns, and, during the Reporting Period, the Fund’s diversifying strategies as a whole contributed positively to Fund performance. Global macro, quantitative equity market neutral, and reinsurance sub-advisers all posted gains. The Fund’s global macro sub-advisers positively contributed to performance by trading emerging and developed market equities. In quantitative equity market neutral, all equity models posted gains. Reinsurance was another bright spot, as a lack of significant weather events led to gains in catastrophe bond prices. However, the Fund’s exposure to futures contracts (through a total return swap) detracted from performance. During the Reporting Period, a sub-adviser that focuses on systematic macro strategies was added to the portfolio. The Fund also terminated the total return swap which had provided the Fund with exposure to futures contracts.

Blackstone and the Fund’s sub-advisers use derivatives and other financial instruments to implement the Fund’s investment strategies. Derivatives may be used for hedging and for non-hedging purposes and may be used to gain implicit investment leverage, to the extent permitted by the Investment Company Act of 1940. During the Reporting Period, the Fund had investments in a variety of derivatives, including total return swaps, credit default swaps, exchange traded options on securities, indices and currencies, futures contracts, foreign currency exchange options and forward foreign currency exchange contracts, and interest rate swaps.

As mentioned above, two sub-advisers were added during the Reporting Period. Blackstone made adjustments to the Fund’s asset allocation in response to market conditions and Blackstone’s assessment of the relative attractiveness of certain investment strategies in the current and anticipated market environment. We reduced the allocation to the distressed debt and capital structure arbitrage sub-adviser by half, as the bonds approached our target estimates of fair value. We also reduced the allocation to reinsurance, as capital inflows into the catastrophe bond market significantly altered the risk/reward profile.

Looking forward to the remainder of 2014, we believe that the environment is primed for investment strategies that are diversified and hedged by nature and that allow for alpha generation through security selection and strategic asset class allocation. In our view, this outlook is strengthened as asset class correlations continue to decline, equity markets continue to rise and the prospect remains of an increase in interest rates or tightening of credit spreads. With these factors as backdrops, we are positioning the portfolio in an effort to seek attractive risk adjusted returns given Blackstone’s views on macroeconomic structural and cyclical themes.

Thank you for your continued confidence in Blackstone. We look forward to continuing to service your investment needs in the years to come.

Sincerely,

Stephen Sullens

Alberto Santulin

Rich Scarinci

[i]

“Sharpe ratio” is a ratio to measure risk-adjusted performance that is calculated by subtracting the risk-free rate (such as the 10-year U.S. Treasury bond) from the rate of return for a portfolio and dividing the result by the Standard Deviation (defined below) of the portfolio returns. The greater a portfolio’s Sharpe ratio, the better its risk-adjusted performance has been.

“Standard Deviation” is a measure of how spread out a set of data is from its mean. The more spread apart the data, the higher the standard deviation. Standard deviation is calculated by taking the square root of the “variance” (the average of the squared difference between each number and the mean of the data set).

ii

“Beta” is a measure of the sensitivity of a fund’s return to the return of an index. If the beta = 1, then the return will move with that of the index. If the beta is > 1, the return is more volatile than the index whereas if the beta is < 1, the return is less volatile than the index.

iii

“Alpha” is a measure of risk-adjusted performance which captures risk attributable to the specific security or portfolio rather than the overall market. A high alpha value implies that the investment has performed better than would have been expected relative to the overall market (beta). It is often called the “excess return” on an investment above a benchmark index or “risk free” rate of return.

Performance Summary

Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that an investor would pay on fund distributions or on the sale of fund shares. To obtain the most recent month-end performance, visit www.blackstone.com/blackstone-alternative-multi-manager-fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from August 6, 2013 to March 31, 2014, assuming the reinvestment of distributions.

Cumulative Total Return for the Period Ended March 31, 2014

Since Inception (08/06/13)
BXMMX	7.04%
HFRX Absolute Return Index	2.53%
MSCI World Total Return Index	11.24%
Barclays Aggregate Bond Index	2.28%

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Unaudited)

March 31, 2014

Geographic Breakdown	Percentage of Total Net Assets
United States	53.4%
Cayman Islands	3.0
Switzerland	1.6
Netherlands	1.5
Ireland	1.4
France	1.0
Bermuda	0.9
Brazil	0.9
Canada	0.9
United Kingdom	0.9
Sweden	0.7
Belgium	0.4
Japan	0.4
Hong Kong	0.3
Luxembourg	0.3
Austria	0.2
China	0.2
Denmark	0.2
Germany	0.2
Greece	0.2
Mexico	0.2
Norway	0.2
Cyprus	0.1
Nigeria	0.1
Poland	0.1
Puerto Rico	0.1
Republic of Korea	0.1
Singapore	0.1
South Africa	0.1
Spain	0.1
Bahamas	0.0	[1]
Chile	0.0	[1]
Colombia	0.0	[1]
Curacao	0.0	[1]
India	0.0	[1]
Israel	0.0	[1]
Italy	0.0	[1]
Russia	0.0	[1]
Taiwan	0.0	[1]
Other	1.9	[2]
Securities Sold Short	(18.7)
Other Assets and Liabilties[3]	47.0

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Foreign Government, Trade Claims, Exchange-Traded Funds and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued) (Unaudited)

March 31, 2014

Portfolio Composition	Percentage of Total Net Assets
Common Stock	34.3%
Corporate Bonds & Notes	14.4%
Mortgage-Backed Securities	10.1%
Asset-Backed Securities	2.7%
Investment in Investee Fund	2.3%
Bank Loans	1.9%
U.S. Government Sponsored Agency Securities	1.9%
Trade Claims	1.6%
Foreign Government	1.5%
Convertible Bonds	0.5%
Preferred Stock	0.1%
Exchange-Traded Funds	0.1%
Other[1]	0.3%
Securities Sold Short	(18.7)%
Other Assets and Liabilities[2]	47.0%

Total	100.0%

[1]	Includes Purchased Options.
[2]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[3]	Percentage of Total Investments in Securities
AAA/Aaa[4]	2.6%
A	1.0
BBB/Baa	2.5
BB/Ba	2.2
B	5.0
CCC/Caa	11.3
C/Ca	0.5
D	1.1
Not Rated	22.0
Other[5]	51.8

Total Investments in Securities	100.0%

[3]	Using the higher Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[4]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/aaa by the investment advisor.
[5]	Includes Common Stock, Preferred Stock, Exchange-Traded Funds, Investment in Investee Fund and Purchased Options.

Industry	Percentage of Total Net Assets
Financial Services	9.5%
Biotechnology & Pharmaceuticals	7.0
Banking	4.0
Insurance	3.1
Specialty Finance	2.5
Health Care Facilities/Services	2.4
Media Non-Cable	1.8
Medical Equipment/Devices	1.5
Consumer Products	1.4
Exploration & Production	1.4
Media Content	1.4
Travel Lodging & Dining	1.3
Asset Management	1.2
Oil Gas & Coal	1.2
Retail Discretionary	1.2
Real Estate Investment Trust (REIT)	1.0
Software	0.8
Automotive	0.7

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued) (Unaudited)

March 31, 2014

Industry	Percentage of Total Net Assets
Institutional Financial Service	0.7
Hardware	0.6
Transportation & Logistics	0.6
Real Estate Operations & Services	0.6
Semiconductors	0.5
Software & Services	0.5
Travel & Lodging	0.5
Aerospace & Defense	0.4
Consumer Services	0.4
Oil & Gas Services	0.4
Retail Staples	0.4
Containers & Packaging	0.3
Engineering & Construction Services	0.3
Wireless Telecommunication Services	0.3
Telecommunication	0.3
Casinos & Gaming	0.2
Communications Equipment	0.2
Electrical Equipment	0.2
Home & Office Products	0.2
Life Insurance	0.2
Real Estate	0.2
Renewable Energy	0.2
Apparel & Textile Products	0.1
Chemicals	0.1
Construction Materials	0.1
Consumer Discretionary Services	0.1
Food & Beverage	0.1
Homebuilder	0.1
Industrial Distribution	0.1
Iron & Steel	0.1
Metals & Mining	0.1
Pharmaceuticals	0.1
Recreation Facilities & Services	0.1
Utilities	0.1
Design Manufacturing & Distribution	0.0	[1]
Distributors	0.0	[1]
Forest & Paper Products	0.0	[1]
Leisure Products	0.0	[1]
Machinery	0.0	[1]
Manufactured Goods	0.0	[1]
Restaurants	0.0	[1]
Technology Services	0.0	[1]
Transporation & Equipment	0.0	[1]
Waste & Environmental Service Equipment & Facility	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued) (Unaudited)

March 31, 2014

Industry	Percentage of Total Net Assets
Other	18.9 [2]
Securities Sold Short	(18.7)
Other Assets and Liabilties[3]	47.0

Total Investments	100.0%

[1]	Represents less than 0.01%.
[2]	Includes Asset-Backed Securities, Foreign Government, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds, Investment in Investee Fund and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

March 31, 2014

Security Description	Shares	Value

COMMON STOCK — 34.3%
Austria — 0.2%
Banking — 0.1%
Raiffeisen Bank International AG	46,972	$1,567,441

Specialty Finance — 0.1%
Erste Group Bank AG	33,857	1,158,230

Total Austria		2,725,671

Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a),(b)	1,300	4,030

Total Bahamas		4,030

Belgium — 0.4%
Banking — 0.1%
KBC Groep NV	22,267	1,371,335

Consumer Products — 0.1%
Anheuser-Busch InBev NV	8,137	856,950

Insurance — 0.2%
Ageas	45,119	2,011,825

Total Belgium		4,240,110

Bermuda — 0.5%
Insurance — 0.4%
Aspen Insurance Holdings Ltd. (b),(c)	9,000	357,300
Assured Guaranty Ltd. (b),(c)	152,337	3,857,173
Maiden Holdings Ltd. (b),(c)	1,900	23,712
Third Point Reinsurance Ltd. (a),(b)	600	9,510

		4,247,695

Oil Gas & Coal — 0.1%
Nabors Industries Ltd. (b)	400	9,860
Seadrill Ltd. (b),(c)	33,100	1,163,796

		1,173,656

Retail Discretionary — 0.0%
Signet Jewelers Ltd.	700	74,102

Technology Services — 0.0%
Genpact Ltd. (a),(b),(c)	12,200	212,524

Transportation & Logistics — 0.0%
Teekay Corp. (b)	300	16,872

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Travel Lodging & Dining — 0.0%
Orient-Express Hotels Ltd. A Shares (a),(b),(c)	24,400	$351,604

Total Bermuda		6,076,453

Brazil — 0.1%
Aerospace & Defense — 0.0%
Embraer SA ADR (b)	200	7,098

Insurance — 0.0%
Brasil Insurance Participacoes e Administracao SA (a)	75,800	381,172

Iron & Steel — 0.1%
Vale SA ADR	62,005	857,529

Oil Gas & Coal — 0.0%
Cosan Ltd. A Shares	28,555	325,527

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	200	1,852

Total Brazil		1,573,178

Canada — 0.2%
Consumer Products — 0.0%
Cott Corp. (b),(c)	16,700	141,449

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a),(b),(c)	3,400	37,230

Forest & Paper Products — 0.0%
Resolute Forest Products, Inc. (a),(b),(c)	3,100	62,279

Hardware — 0.1%
BlackBerry Ltd. (a),(b),(c)	75,200	607,616
Mitel Networks Corp. (a),(b)	700	7,413

		615,029

Industrial Distribution — 0.0%
MFC Industrial Ltd. (b),(c)	1,300	10,322

Medical Equipment/Devices — 0.0%
Nordion, Inc. (a),(b),(c)	10,700	123,264

Metals & Mining — 0.0%
Eldorado Gold Corp. (c)	2,100	11,718
IAMGOLD Corp. (b),(c)	10,900	38,368
Kinross Gold Corp. (b),(c)	7,100	29,394
Nevsun Resources Ltd. (b)	5,700	19,209
Primero Mining Corp. (a),(b)	17	123

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value

Silvercorp Metals, Inc. (b)	100	$195
Taseko Mines Ltd. (a),(b),(c)	1,900	3,743
Yamana Gold, Inc. (b),(c)	39,700	348,566

		451,316

Oil Gas & Coal — 0.1%
Cenovus Energy, Inc. (b),(c)	100	2,896
Gran Tierra Energy, Inc. (a),(b),(c)	41,700	311,916
Precision Drilling Corp. (b),(c)	17,000	203,490

		518,302

Retail Discretionary — 0.0%
Dominion Diamond Corp. (a),(b),(c)	1,900	25,498

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (b)	2,300	58,213

Total Canada		2,042,902

Cayman Islands — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(b)	3,200	66,464

Total Cayman Islands		66,464

Chile — 0.0%
Insurance — 0.0%
Administradora de Fondos de Pensiones Provida SA ADR (b)	300	26,700

Real Estate Operation & Services — 0.0%
Parque Arauco SA	188,365	359,641

Total Chile		386,341

China — 0.2%
Automotive — 0.0%
China Automotive Systems, Inc. (a),(b),(c)	600	4,740

Biotechnology & Pharmaceutical — 0.0%
Sinovac Biotech Ltd. (a),(b)	1,400	10,080

Chemicals — 0.0%
Gulf Resources, Inc. (a),(b)	100	242

Consumer Discretionary Services — 0.0%
TAL Education Group ADR (a),(b)	300	6,756

Design Manufacturing & Distribution — 0.0%
NAM TAI Electronics, Inc. (b),(c)	11,700	68,913

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Electrical Equipment — 0.0%
Lihua International, Inc. (a),(b),(c)	2,000	$9,820

Hardware — 0.0%
UTStarcom Holdings Corp. (a),(b),(c)	1,600	4,352

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a),(b),(c)	4,800	176,928

Insurance — 0.0%
CNINSURE, Inc. ADR (a),(b)	900	6,750

Media Content — 0.2%
Changyou.com Ltd. ADR (a),(b)	700	20,664
Giant Interactive Group, Inc. ADR (c)	2,600	30,082
Perfect World Co. Ltd. ADR (b),(c)	14,300	295,581
Phoenix New Media Ltd. ADR (a),(b),(c)	5,500	57,035
Qihoo 360 Technology Co. Ltd. ADR (a),(c)	4,800	477,984
Shanda Games Ltd. ADR (a),(b),(c)	38,300	248,567
SouFun Holdings Ltd. ADR (b),(c)	4,700	321,574

		1,451,487

Real Estate Operation & Services — 0.0%
Xinyuan Real Estate Co. ADR (b),(c)	26,700	134,835

Technology Services — 0.0%
iSoftStone Holdings Ltd. ADR (a),(b)	5,800	29,348

Total China		1,904,251

Colombia — 0.0%
Oil Gas & Coal — 0.0%
Pacific Rubiales Energy Corp.	14,780	266,187

Total Colombia		266,187

Curacao — 0.0%
Medical Equipment/Devices — 0.0%
Orthofix International NV (a),(b),(c)	6,500	195,975

Total Curacao		195,975

Denmark — 0.2%
Banking — 0.2%
Jyske Bank A/S (a),(b)	20,785	1,139,210
Spar Nord Bank A/S (a)	33,104	365,918

		1,505,128

Consumer Discretionary Services — 0.0%
ISS A/S (a)	8,582	288,212

Total Denmark		1,793,340

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
France — 0.6%
Banking — 0.6%
BNP Paribas SA	35,433	$2,731,853
Credit Agricole SA (a)	137,384	2,165,203
Societe Generale SA	39,181	2,411,808

Total France		7,308,864

Germany — 0.1%
Automotive — 0.0%
Volkswagen AG	1,231	312,308

Real Estate Operation & Services — 0.1%
Deutsche Wohnen AG (a)	23,433	496,064
LEG Immobilien AG	11,181	733,227

		1,229,291

Total Germany		1,541,599

Greece — 0.0%
Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b),(c)	1,700	16,762
Paragon Shipping, Inc. A Shares (a),(b),(c)	1,400	9,590
Safe Bulkers, Inc. (b),(c)	13,300	126,616
StealthGas, Inc. (a),(b)	600	6,822
Tsakos Energy Navigation Ltd. (b),(c)	3,100	24,056

Total Greece		183,846

Hong Kong — 0.3%
Insurance — 0.1%
AIA Group Ltd. (b)	276,200	1,313,647

Travel Lodging & Dining — 0.2%
Iao Kun Group Holding Co. Ltd. (b),(c)	8,100	28,188
Melco Crown Entertainment Ltd. ADR (a),(b),(c)	53,400	2,063,910

		2,092,098

Total Hong Kong		3,405,745

India — 0.0%
Iron & Steel — 0.0%
Sesa Goa Ltd. ADR (c)	20	248

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a),(b)	200	3,600

Total India		3,848

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Ireland — 1.3%
Asset Management — 0.5%
Henderson Group PLC	1,198,142	$5,269,601

Biotechnology & Pharmaceuticals — 0.7%
Endo International PLC (a),(d),(e)	112,648	7,733,285
Jazz Pharmaceuticals PLC (a),(b),(c)	3,700	513,116

		8,246,401

Electrical Equipment — 0.0%
Allegion PLC (b)	200	10,434
Ingersoll-Rand PLC (b)	4,500	257,580

		268,014

Health Care Facilities/Services — 0.0%
ICON PLC (a),(b)	4,500	213,975

Real Estate Investment Trust (REIT) — 0.1%
Hibernia REIT PLC (a)	869,900	1,267,926

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR (b)	1,400	21,000

Total Ireland		15,286,917

Israel — 0.0%
Electrical Equipment — 0.0%
Orbotech Ltd. (a),(b),(c)	8,900	136,971

Hardware — 0.0%
Audiocodes Ltd. (a),(b)	3,500	25,375

Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a),(b)	800	9,960

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a),(b)	8,300	92,960
Tower Semiconductor Ltd. (a),(b)	100	914

		93,874

Software — 0.0%
Perion Network Ltd. (a),(b)	200	2,210

Technology Services — 0.0%
Clicksoftware Technologies Ltd. (b),(c)	400	4,048

Telecommunication — 0.0%
Partner Communications Co. Ltd. ADR (a),(b)	1,600	14,320

Total Israel		286,758

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Italy — 0.0%
Home & Office Products — 0.0%
De’Longhi SpA (a)	16,694	$376,171

Total Italy		376,171

Japan — 0.4%
Automotive — 0.0%
Aisin Seiki Co. Ltd.	2,311	83,419
Honda Motor Co. Ltd.	2,315	81,457
Toyota Motor Corp.	1,530	86,283

		251,159

Banking — 0.1%
Mitsubishi UFJ Financial Group, Inc.	229,237	1,262,358
Mizuho Financial Group, Inc.	41,725	82,693
Sumitomo Mitsui Financial Group, Inc.	1,854	79,469

		1,424,520

Electrical Equipment — 0.0%
Mitsubishi Heavy Industries Ltd.	15,842	91,668

Hardware — 0.0%
Canon, Inc. ADR (b),(c)	1,400	43,484

Institutional Financial Service — 0.1%
Daiwa Securities Group, Inc.	10,361	90,019
Ichiyoshi Securities Co. Ltd.	64,300	858,342

		948,361

Machinery — 0.0%
Kubota Corp.	6,127	81,431

Real Estate Investment Trust (REIT) — 0.2%
Industrial & Infrastructure Fund Investment Corp.	180	1,481,317

Travel Lodging & Dining — 0.0%
Japan Airlines Co. Ltd.	1,875	92,277

Total Japan		4,414,217

Luxembourg — 0.1%
Real Estate Operation & Services — 0.1%
GAGFAH SA (a)	70,423	1,070,209

Total Luxembourg		1,070,209

Mexico — 0.2%
Banking — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	14,876	100,077

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Engineering & Construction Services — 0.1%
OHL Mexico SAB de CV (a)	239,153	$620,437

Real Estate Investment Trusts (REITs) — 0.1%
Fibra Uno Administracion SA de CV	17,147	55,465
Macquarie Mexico Real Estate REIT NPV	195,469	366,518
TF Administradora Industrial S de RL de CV	128,514	256,920

		678,903

Real Estate Operation & Services — 0.0%
Corp. Inmobiliaria Vesta SAB de CV	215,300	436,026

Retail Discretionary — 0.0%
Grupo Sanborns SA de CV	35,807	61,463

Travel Lodging & Dining — 0.0%
Hoteles City Express SAB de CV (a)	134,285	222,480

Total Mexico		2,119,386

Netherlands — 1.2%
Institutional Financial Service — 0.1%
KAS Bank NV CVA	101,521	1,402,799

Insurance — 0.4%
Aegon NV (b)	100	920
Delta Lloyd NV	93,601	2,594,795
ING Groep NV CVA (a)	167,087	2,376,258

		4,971,973

Media Content — 0.1%
Ziggo NV	12,881	572,038

Metals & Mining — 0.0%
Constellium NV Class A (a),(b),(c)	3,600	105,660

Software — 0.0%
AVG Technologies NV (a),(b)	300	6,288

Specialty Finance — 0.6%
AerCap Holdings NV (a),(b)	180,694	7,623,480

Total Netherlands		14,682,238

Norway — 0.2%
Banking — 0.2%
DNB ASA (b)	99,625	1,731,120
SpareBank 1 SR Bank ASA (b)	98,822	1,002,989

Total Norway		2,734,109

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Poland — 0.1%
Banking — 0.1%
Alior Bank SA (a)	47,873	$1,389,845

Total Poland		1,389,845

Puerto Rico — 0.1%
Banking — 0.1%
First BanCorp (a),(b),(c)	157,423	856,381
Popular, Inc. (a),(b)	100	3,099

		859,480

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a),(b)	800	12,912

Total Puerto Rico		872,392

Republic of Korea — 0.1%
Automotive — 0.0%
Hyundai Motor Co.	2,660	628,960

Hardware — 0.1%
LG Display Co. Ltd. ADR (a),(b)	500	6,250
Samsung Electronics Co. Ltd.	708	895,034

		901,284

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a),(b),(c)	2,200	30,668

Total Republic of Korea		1,560,912

Russia — 0.0%
Media Content — 0.0%
CTC Media, Inc. (b),(c)	6,900	63,549

Telecommunication — 0.0%
Mobile Telesystems OJSC ADR (b),(c)	19,400	339,306

Total Russia		402,855

Singapore — 0.1%
Design Manufacturing & Distribution — 0.0%
Flextronics International Ltd. (a),(b)	9,500	87,780

Machinery — 0.0%
China Yuchai International Ltd. (b)	1,800	38,124

Real Estate Investment Trusts (REITs) — 0.1%
Ascendas Real Estate Investment Trust	26,444	47,599
CapitaCommercial Trust	87,522	103,614
CapitaMall Trust (a)	30,906	46,502

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
CDL Hospitality Trusts	38,633	$50,928
Mapletree Logistics Trust	57,500	47,804
Suntec Real Estate Investment Trust	38,937	51,472

		347,919

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a),(b),(c)	15,200	191,672

Total Singapore		665,495

South Africa — 0.1%
Metals & Mining — 0.1%
Gold Fields Ltd. ADR (b),(c)	81,300	299,997
Harmony Gold Mining Co. Ltd. ADR (a),(b),(c)	48,400	147,620

		447,617

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b),(c)	4,400	43,824

Total South Africa		491,441

Spain — 0.1%
Banking — 0.0%
Banco Santander SA ADR (b),(c)	27,874	267,033

Biotechnology & Pharmaceutical — 0.0%
Grifols SA ADR (b),(c)	2,700	111,510

Engineering & Construction Services — 0.1%
Abertis Infraestructuras SA	16,888	385,977

Total Spain		764,520

Sweden — 0.7%
Consumer Discretionary Services — 0.0%
Securitas AB B Shares	18,574	215,112

Consumer Products — 0.7%
Svenska Cellulosa AB B Shares (d)	271,500	7,995,983

Total Sweden		8,211,095

Switzerland — 1.6%
Asset Management — 0.2%
Julius Baer Group Ltd.	43,810	1,945,634

Biotechnology & Pharmaceutical — 1.1%
Roche Holding AG (b),(d)	42,805	12,874,190

Engineering & Construction Services — 0.0%
Foster Wheeler AG (a),(b),(c)	3,100	100,502

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Oil Gas & Coal — 0.0%
Weatherford International Ltd. (a),(b)	500	$8,680

Retail Discretionary — 0.0%
Dufry AG (a)	1,636	281,470

Specialty Finance — 0.2%
Cembra Money Bank AG (a)	7,517	512,102
Leonteq AG	6,424	1,332,687

		1,844,789

Transportation & Logistics — 0.1%
Flughafen Zuerich AG	2,376	1,529,148

Total Switzerland		18,584,413

Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd. (b),(c)	800	17,648
Silicon Motion Technology Corp. ADR (b),(c)	3,700	62,086

Total Taiwan		79,734

United Kingdom — 0.9%
Banking — 0.0%
HSBC Holdings PLC ADR (b)	8,600	437,138

Biotechnology & Pharmaceutical — 0.0%
GlaxoSmithKline PLC ADR (b)	10,200	544,986

Institutional Financial Service — 0.3%
Standard Chartered PLC	142,109	2,971,588

Insurance — 0.3%
Brit PLC	224,100	868,639
St James’s Place PLC	197,001	2,714,703
Willis Group Holdings PLC (b)	700	30,891

		3,614,233

Oil Gas & Coal — 0.0%
BP PLC ADR (b)	900	43,290
Noble Corp. PLC (b),(c)	3,900	127,686

		170,976

Real Estate — 0.2%
Kennedy Wilson Europe Real Estate PLC (a)	103,059	1,786,874

Telecommunication — 0.1%
Vodafone Group PLC ADR (b),(c)	45,200	1,663,812

Total United Kingdom		11,189,607

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
United States — 24.2%
Aerospace & Defense — 0.3%
Aerovironment, Inc. (a),(b),(c)	3,700	$148,925
Exelis, Inc. (b),(c)	29,900	568,399
Huntington Ingalls Industries, Inc. (b)	600	61,356
Orbital Sciences Corp. (a),(b),(c)	1,400	39,060
Smith & Wesson Holding Corp. (a),(b)	100	1,462
Spirit Aerosystems Holdings, Inc. Class A (a),(b),(c)	9,700	273,443
Textron, Inc. (d)	23,089	907,167
TransDigm Group, Inc. (b),(c)	8,300	1,537,160

		3,536,972

Apparel & Textile Products — 0.1%
Crocs, Inc. (a),(b)	300	4,680
Perry Ellis International, Inc. (a),(b),(c)	900	12,366
Ralph Lauren Corp. (b)	5,900	949,487
RG Barry Corp. (b)	100	1,888
Skechers U.S.A., Inc. Class A (a),(b)	400	14,616
Tumi Holdings, Inc. (a),(b)	100	2,263
Vera Bradley, Inc. (a),(b)	700	18,893
Vince Holding Corp. (a),(c)	100	2,636

		1,006,829

Asset Management — 0.5%
Artisan Partners Asset Management, Inc. Class A (b),(c)	30,400	1,953,200
Calamos Asset Management, Inc. Class A (b),(c)	7,200	93,096
Carlyle Group LP (The)	9,728	341,842
TD Ameritrade Holding Corp. (c)	37,600	1,276,520
Virtus Investment Partners, Inc. (a),(c)	10,025	1,736,029
WisdomTree Investments, Inc. (a),(b),(c)	79,793	1,046,884

		6,447,571

Automotive — 0.1%
American Axle & Manufacturing Holdings, Inc. (a),(b)	700	12,964
BorgWarner, Inc. (c),(d)	12,088	743,049
Cooper Tire & Rubber Co. (b)	700	17,010
Goodyear Tire & Rubber Co. (The) (b)	1,100	28,743
Modine Manufacturing Co. (a),(b)	1,700	24,905
Motorcar Parts of America, Inc. (a),(b),(c)	4,600	122,222
Tower International, Inc. (a),(b),(c)	8,800	239,536
TRW Automotive Holdings Corp. (a),(b),(c)	2,100	171,402
Visteon Corp. (a),(b)	2,300	203,412

		1,563,243

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Banking — 1.7%
1st United Bancorp, Inc./Boca Raton (b),(c)	800	$6,128
Ameris Bancorp (a),(b)	300	6,990
Bank Mutual Corp. (b),(c)	400	2,536
Bank of Kentucky Financial Corp. (b)	100	3,754
Beneficial Mutual Bancorp, Inc. (a),(b)	1,300	17,147
Boston Private Financial Holdings, Inc. (b),(c)	1,800	24,354
CapitalSource, Inc. (b),(c)	53,500	780,565
Centerstate Banks, Inc. (b),(c)	1,300	14,196
Central Pacific Financial Corp. (b)	5,400	109,080
Charter Financial Corp. (b)	1,700	18,377
Chemical Financial Corp. (b),(c)	300	9,735
Citigroup, Inc. (c)	98,276	4,677,938
EverBank Financial Corp. (c)	95,204	1,878,375
First Financial Bancorp (b),(c)	1,400	25,172
First Financial Northwest, Inc. (b)	400	4,060
First Interstate Bancsystem, Inc. (b)	4,500	126,990
First Republic Bank (c)	27,088	1,462,481
Franklin Financial Corp. (a),(b)	300	5,868
Fulton Financial Corp. (b)	900	11,322
Heritage Commerce Corp. (b)	1,200	9,672
Heritage Financial Corp. (b)	100	1,692
Independent Bank Corp. (a),(b),(c)	200	2,596
Intervest Bancshares Corp. (a),(b)	200	1,490
Macatawa Bank Corp. (b)	100	504
Northfield Bancorp, Inc. (b),(c)	300	3,858
Northrim BanCorp, Inc. (b)	100	2,569
Northwest Bancshares, Inc. (b)	200	2,920
Oritani Financial Corp. (b)	2,300	36,363
Pacific Continental Corp. (b)	100	1,376
PacWest Bancorp (b),(c)	3,700	159,137
PNC Financial Services Group, Inc. (The) (b),(c)	39,325	3,421,275
Provident Financial Holdings, Inc. (b)	600	9,252
Rockville Financial, Inc. (b),(c)	3,100	42,129
Seacoast Banking Corp. of Florida (a),(b)	100	1,100
Southwest Bancorp, Inc. (b)	1,100	19,426
Sterling Financial Corp. (b),(c)	8,100	269,973
Susquehanna Bancshares, Inc. (b)	200	2,278
Taylor Capital Group, Inc. (a),(b)	900	21,528
Territorial Bancorp, Inc. (b),(c)	1,000	21,600
Trustmark Corp. (b)	300	7,605
Umpqua Holdings Corp. (b),(c)	12,600	234,864
Union First Market Bankshares Corp. (b),(c)	1,938	49,264
United Community Banks, Inc. (a),(b),(c)	2,200	42,702
United Financial Bancorp, Inc. (b),(c)	1,400	25,746
Univest Corp. of Pennsylvania (b)	1,000	20,520

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Washington Banking Co. (b),(c)	1,900	$33,782
Waterstone Financial, Inc. (a),(b)	6,600	68,574
Wells Fargo & Co. (b)	57,192	2,844,730
Westfield Financial, Inc. (b)	700	5,215
Wilshire Bancorp, Inc. (b),(c)	2,100	23,310
Zions BanCorp. (b),(c)	115,957	3,592,348

		20,164,466

Biotechnology & Pharmaceuticals — 5.2%
Acorda Therapeutics, Inc. (a),(b)	100	3,791
Actavis PLC (a),(b),(d)	38,435	7,911,845
Albany Molecular Research, Inc. (a),(b)	700	13,013
Alexion Pharmaceuticals, Inc. (a),(b),(d)	17,700	2,692,701
Allergan, Inc. (c),(d),(e)	48,500	6,018,850
Anika Therapeutics, Inc. (a),(b),(c)	2,800	115,080
Biospecifics Technologies Corp. (a),(b)	200	5,184
Cambrex Corp. (a),(b),(c)	3,500	66,045
Dyax Corp. (a),(b),(c)	58,700	527,126
Emergent Biosolutions, Inc. (a),(b)	2,300	58,121
Enzon Pharmaceuticals, Inc. (b)	200	206
Forest Laboratories, Inc. (a),(b),(c)	6,000	553,620
Gilead Sciences, Inc. (a),(b),(c),(d),(e)	120,692	8,552,235
Impax Laboratories, Inc. (a),(b),(c)	6,700	177,014
Incyte Corp. Ltd. (a),(b),(c)	37,200	1,990,944
Merck & Co., Inc. (b),(c),(d)	174,600	9,912,042
Mylan, Inc. (a),(b),(c),(d),(e)	240,600	11,748,498
NPS Pharmaceuticals, Inc. (a),(b)	4,500	134,685
Omega Protein Corp. (a),(b),(c)	2,800	33,796
OXiGENE, Inc. (a),(b)	100	373
PDL BioPharma, Inc. (b),(c)	35,300	293,343
Pfizer, Inc. (c),(d)	322,977	10,374,021
Pozen, Inc. (b),(c)	2,500	20,000
Repligen Corp. (a),(b)	200	2,572
Rigel Pharmaceuticals, Inc. (a),(b),(c)	7,300	28,324
Sagent Pharmaceuticals, Inc. (a),(c)	100	2,337
Salix Pharmaceuticals Ltd. (a),(b)	100	10,361
Sciclone Pharmaceuticals, Inc. (a),(b)	1,300	5,915
Targacept, Inc. (a),(b)	3,500	16,625
Valeant Pharmaceuticals International, Inc. (a),(b),(c)	3,900	514,137
Vical, Inc. (a),(b)	400	516

		61,783,320

Chemicals — 0.1%
A Schulman, Inc. (b)	400	14,504
Avery Dennison Corp. (b)	300	15,201

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Chemtura Corp. (a),(b),(c)	2,000	$50,580
Dynamic Materials Corp. (b),(c)	800	15,232
Ferro Corp. (a),(b),(c)	23,600	322,376
Globe Specialty Metals, Inc. (b)	100	2,082
Huntsman Corp. (b)	1,500	36,630
Innospec, Inc. (b)	200	9,046
Kraton Performance Polymers, Inc. (a),(b),(c)	2,700	70,578
Lydall, Inc. (a),(b)	1,100	25,157
Mosaic Co. (The) (b)	1,400	70,000
OM Group, Inc. (b)	1,100	36,542
OMNOVA Solutions, Inc. (a),(b),(c)	1,800	18,684
Quaker Chemical Corp. (b)	500	39,415
Rockwood Holdings, Inc. (b)	700	52,080

		778,107

Construction Materials — 0.1%
Headwaters, Inc. (a),(b),(c)	21,200	280,052
Owens Corning (b),(c)	21,300	919,521
Texas Industries, Inc. (a),(b),(c)	1,100	98,582
Universal Forest Products, Inc. (b)	100	5,534
USG Corp. (a),(c)	3,400	111,248

		1,414,937

Consumer Discretionary Services — 0.1%
American Public Education, Inc. (a),(b)	1,000	35,080
AMN Healthcare Services, Inc. (a),(b),(c)	5,100	70,074
ARAMARK Holdings Corp. (b)	100	2,892
ARC Document Solutions, Inc. (a),(b),(c)	3,300	24,552
Bridgepoint Education, Inc. (a),(b),(c)	1,000	14,890
Brink’s Co. (The) (b)	100	2,855
Capella Education Co. (b)	900	56,835
Career Education Corp. (a),(b),(c)	2,500	18,650
Carriage Services, Inc. (b),(c)	800	14,592
CDI Corp. (b),(c)	700	12,005
Collectors Universe (b)	400	7,528
Corvel Corp. (a),(b)	100	4,976
Cross Country Healthcare, Inc. (a),(b),(c)	5,000	40,350
Ennis, Inc. (b)	500	8,285
Franklin Covey Co. (a),(b)	200	3,954
Furmanite Corp. (a),(b),(c)	1,000	9,820
Hackett Group, Inc. (The) (b),(c)	4,200	25,116
Heidrick & Struggles International, Inc. (b)	100	2,007
Intersections, Inc. (b),(c)	3,900	23,010
ITT Educational Services, Inc. (a),(b)	500	14,340
K12, Inc. (a),(b)	400	9,060
KAR Auction Services, Inc. (b),(c)	1,200	36,420

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Kforce, Inc. (b)	200	$4,264
Korn/Ferry International (a),(b),(c)	5,800	172,666
Navigant Consulting, Inc. (a),(b),(c)	3,500	65,310
PRGX Global, Inc. (a),(b),(c)	5,300	36,729
Providence Service Corp. (The) (a),(b)	400	11,312
Resources Connection, Inc. (b)	200	2,818
RR Donnelley & Sons Co. (b)	100	1,790
TrueBlue, Inc. (a),(b)	1,900	55,594
Universal Technical Institute, Inc. (b)	400	5,180

		792,954

Consumer Products — 0.3%
Alliance One International, Inc. (a),(b)	400	1,168
Chiquita Brands International, Inc. (a),(b)	1,100	13,695
Coca-Cola Enterprises, Inc. (b)	27,030	1,290,953
Diamond Foods, Inc. (a),(b)	100	3,493
Female Health Co. (The) (b)	200	1,552
Hillshire Brands Co. (The) (b),(c)	4,200	156,492
Ingredion, Inc. (b)	100	6,808
Inventure Foods, Inc. (a),(b)	100	1,398
Mondelez International, Inc. (c)	46,894	1,620,187
Pilgrim’s Pride Corp. (a),(b),(c)	6,000	125,520
Revlon, Inc. Class A (a),(b)	600	15,330
Vector Group Ltd. (b)	3,420	73,667

		3,310,263

Containers & Packaging — 0.3%
Berry Plastics Group, Inc. (a),(b),(c)	36,400	842,660
Crown Holdings, Inc. (a),(b),(c)	44,900	2,008,826
Graphic Packaging Holding Co. (a),(b)	5,300	53,848
International Paper Co.	300	13,764
Myers Industries, Inc. (b)	2,000	39,840
Owens-Illinois, Inc. (a),(b),(c)	9,500	321,385

		3,280,323

Design Manufacturing & Distribution — 0.0%
Anixter International, Inc. (b),(c)	1,500	152,280
Benchmark Electronics, Inc. (a),(b),(c)	7,700	174,405
CTS Corp. (b)	300	6,264
Plexus Corp. (a),(b)	1,100	44,077

		377,026

Distributors — 0.0%
Ingram Micro, Inc. Class A (a),(b),(c)	12,200	360,632
Insight Enterprises, Inc. (a),(b),(c)	3,300	82,863
ScanSource, Inc. (a),(b),(c)	2,500	101,925

		545,420

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Electrical Equipment — 0.2%
Argan, Inc. (b),(c)	1,600	$47,568
Comfort Systems USA, Inc. (b),(c)	1,100	16,764
FARO Technologies, Inc. (a),(b)	2,900	153,700
General Cable Corp. (b),(c)	2,000	51,220
General Electric Co.	56,095	1,452,300
Global Power Equipment Group, Inc. (b)	300	5,967
OSI Systems, Inc. (a),(b)	700	41,902
Stoneridge, Inc. (a),(b),(c)	1,200	13,476

		1,782,897

Engineering & Construction Services — 0.1%
AECOM Technology Corp. (a),(b),(c)	900	28,953
Dycom Industries, Inc. (a),(b)	600	18,966
Great Lakes Dredge & Dock Corp. (a),(b)	1,200	10,956
KBR, Inc. (b),(c)	6,600	176,088
Kimball International, Inc. Class B (b),(c)	2,000	36,220
McDermott International, Inc. (a),(b),(c)	4,800	37,536
Mistras Group, Inc. (a),(b),(c)	1,400	31,878
Quanta Services, Inc. (a),(c)	3,000	110,700
Tutor Perini Corp. (a),(b),(c)	5,000	143,350
URS Corp. (b)	400	18,824

		613,471

Forest & Paper Products — 0.0%
KapStone Paper and Packaging Corp. (a),(b)	300	8,652

Hardware — 0.3%
Apple, Inc. (c)	256	137,405
Aviat Networks, Inc. (a),(b)	1,400	2,226
Brocade Communications Systems, Inc. (a),(b),(c)	69,100	733,151
Clearfield, Inc. (a),(b)	600	13,854
Comtech Telecommunications Corp. (b),(c)	2,300	73,278
Daktronics, Inc. (b),(c)	1,400	20,146
Datalink Corp. (a),(b)	1,300	18,109
Emcore Corp. (a),(b)	100	505
F5 Networks, Inc. (a),(b),(c)	10,600	1,130,278
Harmonic, Inc. (a),(b),(c)	6,900	49,266
Imation Corp. (a),(b)	1,400	8,078
Juniper Networks, Inc. (a),(c)	11,800	303,968
KVH Industries, Inc. (a),(b)	400	5,264
Mercury Systems, Inc. (a),(b)	400	5,284
MICROS Systems, Inc. (a)	100	5,293
NetApp, Inc. (b),(c)	1,400	51,660
Oplink Communications, Inc. (a),(b)	1,600	28,736
Pitney Bowes, Inc. (b)	100	2,599

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Polycom, Inc. (a),(b),(c)	10,800	$148,176
QLogic Corp. (a),(b),(c)	32,900	419,475
Radisys Corp. (a),(b)	200	718
Riverbed Technology, Inc. (a),(b),(c)	3,100	61,101
Rovi Corp. (a),(b),(c)	3,900	88,842
Sanmina Corp. (a),(b)	5,800	101,210
SBA Communications Corp. Class A (a),(c)	300	27,288
ShoreTel, Inc. (a),(b),(c)	2,100	18,060
Skullcandy, Inc. (a),(b),(c)	2,300	21,114
Super Micro Computer, Inc. (a),(b),(c)	3,100	53,847
TTM Technologies, Inc. (a),(b)	800	6,760
VOXX International Corp. (a),(b),(c)	500	6,840
Xerox Corp. (b)	400	4,520

		3,547,051

Health Care Facilities/Services — 2.3%
Alliance HealthCare Services, Inc. (a),(b)	1,600	53,648
Amedisys, Inc. (a),(b)	300	4,467
Brookdale Senior Living, Inc. (a),(b),(c)	20,800	697,008
Capital Senior Living Corp. (a),(b)	500	12,995
Catamaran Corp. NPV (a),(d),(e)	83,300	3,728,508
Charles River Laboratories International, Inc. (a),(b),(c)	4,300	259,462
Emeritus Corp. (a),(b),(c)	3,500	110,040
Express Scripts Holding Co. (a),(c),(d),(e)	92,000	6,908,280
Five Star Quality Care, Inc. (a),(b),(c)	2,400	11,664
HCA Holdings, Inc. (a),(b),(c)	50,000	2,625,000
Health Net, Inc. (a),(b),(c)	10,600	360,506
Magellan Health Services, Inc. (a),(b),(c)	1,200	71,220
McKesson Corp. (b),(c),(d)	65,400	11,547,678
Molina Healthcare, Inc. (a),(c)	100	3,756
PharMerica Corp. (a),(b)	400	11,192
Quintiles Transnational Holdings, Inc. (a),(b),(c)	6,400	324,928
Select Medical Holdings Corp. (b),(c)	17,300	215,385
Universal American Corp. (b),(c)	1,000	7,070
Universal Health Services, Inc. Class B (b)	800	65,656
VCA Antech, Inc. (a),(b),(c)	6,200	199,826
WellCare Health Plans, Inc. (a),(b),(c)	2,800	177,856

		27,396,145

Home & Office Products — 0.2%
American Woodmark Corp. (a),(b),(c)	1,800	60,588
Armstrong World Industries, Inc. (a),(b)	4,100	218,325
Masco Corp. (b),(c)	85,100	1,890,071
PGT, Inc. (a),(b),(c)	800	9,208
PICO Holdings, Inc. (a),(b)	500	12,995

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Quanex Building Products Corp. (c)	400	$8,272
Steelcase, Inc. Class A (b),(c)	700	11,627
Whirlpool Corp. (b)	100	14,946

		2,226,032

Industrial Distribution — 0.1%
H&E Equipment Services, Inc. (a),(b),(c)	3,900	157,755
HD Supply Holdings, Inc. (a),(b),(c)	43,400	1,134,910

		1,292,665

Institutional Financial Service — 0.2%
Cowen Group, Inc. Class A (a),(b)	2,400	10,584
Gain Capital Holdings, Inc. (b)	100	1,081
JPMorgan Chase & Co.	23,355	1,417,882
LPL Financial Holdings, Inc. (c)	25,500	1,339,770
SWS Group, Inc. (a),(b)	700	5,236

		2,774,553

Insurance — 1.7%
Aflac, Inc. (c)	18,864	1,189,187
Allstate Corp. (The) (c)	19,000	1,075,020
American International Group, Inc. (b),(c)	97,711	4,886,527
Ameriprise Financial, Inc. (b)	17,410	1,916,319
Crawford & Co. Class B (b)	200	2,182
Employers Holdings, Inc. (b)	500	10,115
FBL Financial Group, Inc. Class A (b),(c)	1,200	51,984
Genworth Financial, Inc. Class A (a),(b),(c)	132,600	2,350,998
Hartford Financial Services Group, Inc. (b)	74,838	2,639,536
Lincoln National Corp. (b)	800	40,536
MBIA, Inc. (a),(b),(c)	11,500	160,885
Old Republic International Corp. (b)	200	3,280
Primerica, Inc. (b)	35,023	1,649,934
Principal Financial Group, Inc. (b)	100	4,599
Protective Life Corp. (b)	200	10,518
Prudential Financial, Inc. (c)	15,153	1,282,701
RPX Corp. (a),(b),(c)	400	6,512
Symetra Financial Corp. (b),(c)	9,300	184,326
Voya Financial, Inc.	57,200	2,074,644

		19,539,803

Iron & Steel — 0.0%
Northwest Pipe Co. (a),(b)	100	3,616
Shiloh Industries, Inc. (a),(b)	900	15,966
SunCoke Energy, Inc. (a),(b)	100	2,284

		21,866

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Leisure Products — 0.0%
JAKKS Pacific, Inc. (b)	200	$1,444
Johnson Outdoors, Inc. Class A (b)	100	2,542
Nautilus, Inc. (a),(b)	100	963

		4,949

Machinery — 0.0%
Flowserve Corp. (b)	100	7,834
Intevac, Inc. (a),(b)	300	2,910
Rexnord Corp. (a),(b)	100	2,898
Rofin-Sinar Technologies, Inc. (a),(b)	200	4,792
Xerium Technologies, Inc. (a),(b)	600	9,630

		28,064

Manufactured Goods — 0.0%
Ampco-Pittsburgh Corp. (b),(c)	1,600	30,192
Gibraltar Industries, Inc. (a),(b)	100	1,887
Insteel Industries, Inc. (b)	300	5,901
Rogers Corp. (a),(b)	600	37,452
Simpson Manufacturing Co., Inc. (b),(c)	900	31,797
Timken Co. (b),(c)	1,500	88,170

		195,399

Media Content — 1.1%
AMC Networks, Inc. Class A (a),(b),(c)	600	43,854
AOL, Inc. (a),(b)	300	13,131
Blucora, Inc. (a),(b)	2,500	49,225
Boingo Wireless, Inc. (a),(b),(c)	2,000	13,560
Cablevision Systems Corp. Class A (b),(c)	18,000	303,660
Clear Channel Outdoor Holdings, Inc. Class A (b)	2,900	26,419
Comcast Corp. Class A (c)	700	35,014
Conversant, Inc. (a),(b),(c)	2,600	73,190
Cumulus Media, Inc. Class A (a),(b),(c)	8,500	58,735
Demand Media, Inc. (a),(b),(c)	4,200	20,370
Dice Holdings, Inc. (a),(b),(c)	8,100	60,426
DISH Network Corp. Class A (a),(b),(c)	19,100	1,188,211
Dolby Laboratories, Inc. Class A (a),(b),(c)	600	26,700
EchoStar Corp. Class A (a),(b),(c)	500	23,780
Entravision Communications Corp. Class A (b)	200	1,340
Facebook, Inc. Class A (a),(c),(d)	28,232	1,700,696
Google, Inc. Class A (a),(c),(d)	1,881	2,096,393
Interpublic Group of Cos., Inc. (The) (b),(c)	21,900	375,366
Journal Communications, Inc. Class A (a),(b),(c)	4,800	42,528
Lee Enterprises, Inc. (a),(b)	100	447
LIN Media LLC (a),(b),(c)	6,700	177,550
Martha Stewart Living Omnimedia Class A (a),(b)	100	453

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
McClatchy Co. (The) Class A (a),(b)	4,700	$30,174
MDC Partners, Inc. Class A (c)	50	1,141
Monster Worldwide, Inc. (a),(b),(c)	24,000	179,520
Move, Inc. (a),(b)	300	3,468
National CineMedia, Inc. (b),(c)	12,300	184,500
Orbitz Worldwide, Inc. (a),(b)	1,300	10,192
priceline.com, Inc. (a),(b),(c),(d)	1,245	1,483,903
Starz (a),(b),(c)	5,901	190,484
Time Warner Cable, Inc. (b),(c)	17,800	2,441,804
TiVo, Inc. (a),(b)	2,700	35,721
Twenty-First Century Fox, Inc. Class A	18,812	601,420
VeriSign, Inc. (a),(b)	500	26,955
Walt Disney Co. (The)	16,627	1,331,324
XO Group, Inc. (a),(b)	200	2,028

		12,853,682

Medical Equipment/Devices — 1.5%
Abbott Laboratories (c),(d),(e)	99,000	3,812,490
Agilent Technologies, Inc. (b),(c),(d)	128,938	7,210,213
American Science & Engineering, Inc. (b)	400	26,868
AngioDynamics, Inc. (a),(b)	1,000	15,750
Becton Dickinson and Co. (c),(d),(e)	53,800	6,298,904
CONMED Corp. (b)	600	26,070
CryoLife, Inc. (b)	2,300	22,908
Cutera, Inc. (a),(b)	600	6,714
Exactech, Inc. (a),(b)	300	6,768
Greatbatch, Inc. (a),(b)	200	9,184
Harvard Bioscience, Inc. (a),(b)	200	948
Hologic, Inc. (a),(b)	200	4,300
ICU Medical, Inc. (a),(b)	1,900	113,772
Insulet Corp. (a),(b)	100	4,742
Merit Medical Systems, Inc. (a),(b),(c)	1,900	27,170
Myriad Genetics, Inc. (a),(b),(c)	10,200	348,738
Natus Medical, Inc. (a),(b)	1,700	43,860
NuVasive, Inc. (a),(b)	200	7,682
OraSure Technologies, Inc. (a),(b)	300	2,391
ResMed, Inc. (b)	100	4,469
RTI Surgical, Inc. (a),(b),(c)	1,800	7,344
SurModics, Inc. (a),(b)	200	4,520
Symmetry Medical, Inc. (a),(b)	600	6,036
Teleflex, Inc. (b)	100	10,724
Thoratec Corp. (a),(b),(c)	6,700	239,927
Vascular Solutions, Inc. (a),(b)	700	18,333

		18,280,825

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Metals & Mining — 0.0%
Coeur Mining, Inc. (a),(b)	600	$5,574

Oil Gas & Coal — 1.0%
Abraxas Petroleum Corp. (a),(b),(c)	4,200	16,632
Approach Resources, Inc. (a),(b)	500	10,455
Athlon Energy, Inc. (a),(b),(c)	2,000	70,900
Basic Energy Services, Inc. (a),(b)	2,900	79,489
Bill Barrett Corp. (a),(b),(c)	16,900	432,640
Cabot Oil & Gas Corp. (b),(c)	15,100	511,588
Clayton Williams Energy, Inc. (a),(b),(c)	1,100	124,311
Cloud Peak Energy, Inc. (a),(b)	300	6,342
Concho Resources, Inc. (a),(b),(c)	9,200	1,127,000
CVR Energy, Inc. (b),(c)	5,300	223,925
Diamond Offshore Drilling, Inc. (b),(c)	3,300	160,908
Diamondback Energy, Inc. (a),(b),(c)	12,000	807,720
EP Energy Corp. Class A (a),(b)	400	7,828
EPL Oil & Gas, Inc. (a),(b),(c)	300	11,580
EQT Corp. (b),(c)	21,200	2,055,764
Exterran Holdings, Inc. (b),(c)	5,600	245,728
Hercules Offshore, Inc. (a),(b),(c)	1,900	8,721
Key Energy Services, Inc. (a),(b),(c)	2,900	26,796
Marathon Oil Corp. (c)	500	17,760
Marathon Petroleum Corp. (b),(c)	26,600	2,315,264
Matrix Service Co. (a),(b)	600	20,268
Mitcham Industries, Inc. (a),(b)	500	6,970
MRC Global, Inc. (a),(b),(c)	5,000	134,800
Murphy Oil Corp. (b),(c)	26,700	1,678,362
Natural Gas Services Group, Inc. (a),(b)	400	12,056
Newfield Exploration Co. (a),(b)	2,800	87,808
Patterson-UTI Energy, Inc. (b),(c)	14,600	462,528
PDC Energy, Inc. (a),(b),(c)	6,500	404,690
Pioneer Energy Services Corp. (a),(b),(c)	2,500	32,375
Range Resources Corp. (b),(c)	2,500	207,425
SM Energy Co. (c)	1,900	135,451
Tesco Corp. (a),(b),(c)	3,900	72,150
Unit Corp. (a),(b)	1,500	98,070
Warren Resources, Inc. (a),(b),(c)	17,600	84,480
WPX Energy, Inc. (a),(b)	100	1,803

		11,700,587

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp. (c),(d)	22,000	1,801,140
CyrusOne, Inc. (b),(c)	400	8,332
FelCor Lodging Trust, Inc. (b),(c)	12,700	114,808
Gladstone Commercial Corp. (b),(c)	4,400	76,296

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Gyrodyne Co. of America, Inc. (b)	400	$2,432
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	400	5,740
Hersha Hospitality Trust (b)	19,800	115,434
LaSalle Hotel Properties (b),(c)	4,000	125,240
Mid-America Apartment Communities, Inc. (b)	24	1,639
Monmouth Real Estate Investment Corp. Class A (b)	4,300	41,022
Plum Creek Timber Co., Inc. (c)	29,700	1,248,588
PS Business Parks, Inc. (b)	100	8,362
RLJ Lodging Trust (b),(c)	9,200	246,008
Strategic Hotels & Resorts, Inc. (a),(b),(c)	10,244	104,386
Sunstone Hotel Investors, Inc. (b),(c)	64,000	878,720
Taubman Centers, Inc. (b)	700	49,553
UMH Properties, Inc. (b)	200	1,956
Urstadt Biddle Properties, Inc. Class A (b)	300	6,198
Weyerhaeuser Co. (c)	32,778	962,034

		5,797,888

Real Estate Operation & Services — 0.4%
CBRE Group, Inc. (a),(b),(c)	9,400	257,842
Forest City Enterprises, Inc. Class A (a),(b)	97,355	1,859,481
Jones Lang LaSalle, Inc. (b)	100	11,850
Kennedy-Wilson Holdings, Inc. (c)	69,700	1,568,947
Realogy Holdings Corp. (a),(b),(c)	39,400	1,711,930

		5,410,050

Recreation Facilities & Services — 0.1%
Carmike Cinemas, Inc. (a),(b),(c)	3,700	110,482
Life Time Fitness, Inc. (a),(b)	100	4,810
Live Nation Entertainment, Inc. (a),(b)	400	8,700
Madison Square Garden Co. (The) Class A (a),(b),(c)	8,300	471,274
Marcus Corp. (b)	400	6,680
Regal Entertainment Group Class A (b),(c)	1,100	20,548
Six Flags Entertainment Corp. (b),(c)	1,400	56,210
Town Sports International Holdings, Inc. (b),(c)	4,600	39,054

		717,758

Renewable Energy — 0.2%
Broadwind Energy, Inc. (a),(b)	1,000	12,220
First Solar, Inc. (a),(b),(c)	17,200	1,200,388
Green Plains Renewable Energy, Inc. (b)	300	8,988
Renewable Energy Group, Inc. (a),(b)	300	3,594
SolarCity Corp. (a),(d)	7,872	492,945
SunEdison, Inc. (a),(c),(d)	50,507	951,552

		2,669,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Retail Discretionary — 0.9%
1-800-Flowers.com, Inc. Class A (a),(b),(c)	1,300	$7,319
Amazon.com, Inc. (a),(c),(d)	4,516	1,519,724
ANN, Inc. (a),(b),(c)	3,600	149,328
AO Smith Corp. (b)	100	4,602
Avis Budget Group, Inc. (a),(b),(c)	52,400	2,551,880
Big 5 Sporting Goods Corp. (b),(c)	2,500	40,125
Body Central Corp. (a),(b)	300	321
Builders FirstSource, Inc. (a),(c)	700	6,377
Burlington Stores, Inc. (a),(b)	800	23,616
Citi Trends, Inc. (a),(b),(c)	3,200	52,128
Dick’s Sporting Goods, Inc. (b)	200	10,922
Dillard’s, Inc. Class A (b),(c)	1,800	166,320
eBay, Inc. (a)	11,156	616,257
Express, Inc. (a),(b),(c)	5,300	84,164
Ezcorp, Inc. Class A (a),(b),(c)	7,400	79,846
Foot Locker, Inc. (b)	600	28,188
GameStop Corp. Class A	1,000	41,100
GNC Holdings, Inc. Class A	7,578	333,584
Gordmans Stores, Inc. (b),(c)	1,100	6,006
Guess?, Inc. (b)	2,300	63,480
Hertz Global Holdings, Inc. (a),(b),(c)	3,800	101,232
Kirkland’s, Inc. (a),(b)	700	12,943
L Brands, Inc. (c)	600	34,062
Liquidity Services, Inc. (a),(b)	400	10,420
Lowe’s Cos., Inc. (c)	7,101	347,239
MarineMax, Inc. (a),(b),(c)	1,100	16,709
Netflix, Inc. (a),(b),(c),(d)	6,215	2,187,866
New York & Co., Inc. (a),(b)	200	878
Outerwall, Inc. (a),(b),(c)	9,000	652,500
Sally Beauty Holdings, Inc. (a),(b),(c)	9,200	252,080
Stein Mart, Inc. (b)	1,500	21,015
Tilly’s, Inc. Class A (a),(b)	1,100	12,870
Trans World Entertainment Corp. (b)	300	1,089
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b),(c)	1,000	97,480
Vitamin Shoppe, Inc. (a),(b),(c)	4,800	228,096
Williams-Sonoma, Inc. (c)	4,943	329,402

		10,091,168

Retail Staples — 0.3%
CVS Caremark Corp. (c)	15,866	1,187,729
Dollar General Corp. (a),(c)	5,685	315,404
Dollar Tree, Inc. (a),(b)	3,300	172,194
Family Dollar Stores, Inc.	3,519	204,137
Fresh Market, Inc. (The) (a),(b)	300	10,080

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Rite Aid Corp. (a),(b),(c)	224,900	$1,410,123
Spartan Stores, Inc. (b)	1,000	23,210

		3,322,877

Semiconductors — 0.5%
Aeroflex Holding Corp. (a),(b)	600	4,986
Alpha & Omega Semiconductor Ltd. (a),(b)	1,700	12,512
Amkor Technology, Inc. (a),(b)	100	686
Axcelis Technologies, Inc. (a),(b),(c)	800	1,720
Brooks Automation, Inc. (c)	100	1,093
Cabot Microelectronics Corp. (a),(b),(c)	1,000	44,000
Ceva, Inc. (a),(b)	100	1,756
Cirrus Logic, Inc. (a),(b),(c)	20,400	405,348
Cohu, Inc. (b)	1,400	15,036
Diodes, Inc. (a),(b)	100	2,612
DSP Group, Inc. (a),(b)	300	2,592
Entegris, Inc. (a),(b)	100	1,211
Fairchild Semiconductor International, Inc. (a),(b)	2,500	34,475
FormFactor, Inc. (a),(b),(c)	1,700	10,863
Freescale Semiconductor Ltd. (a),(b),(c)	13,400	327,094
GSI Technology, Inc. (a),(b)	100	691
II-VI, Inc. (a),(b),(c)	900	13,887
Integrated Device Technology, Inc. (a),(b),(c)	6,400	78,272
Integrated Silicon Solution, Inc. (a),(b)	300	4,665
Intermolecular, Inc. (a),(b)	200	560
International Rectifier Corp. (a),(b),(c)	3,100	84,940
Kemet Corp. (a),(b),(c)	800	4,648
Lattice Semiconductor Corp. (a),(b),(c)	14,400	112,896
Micron Technology, Inc. (a),(b),(c)	99,900	2,363,634
Newport Corp. (a),(b),(c)	2,800	57,904
NVE Corp. (a),(b)	200	11,408
Oclaro, Inc. (a),(b)	200	620
OmniVision Technologies, Inc. (a),(b),(c)	7,700	136,290
ON Semiconductor Corp. (a),(b),(c)	26,600	250,040
Pericom Semiconductor Corp. (a),(b)	1,500	11,745
Photronics, Inc. (a),(b)	2,000	17,060
PLX Technology, Inc. (a),(b),(c)	1,100	6,655
QUALCOMM, Inc.	14,174	1,117,762
Rambus, Inc. (a),(b)	100	1,075
RF Micro Devices, Inc. (a),(b)	13,400	105,592
Sigma Designs, Inc. (a),(b),(c)	3,200	15,232
Silicon Image, Inc. (a),(b),(c)	4,500	31,050
Silicon Laboratories, Inc. (a),(b),(c)	500	26,125
Spansion, Inc. Class A (a),(b)	400	6,968
Tessera Technologies, Inc. (b)	600	14,178
TriQuint Semiconductor, Inc. (a),(b),(c)	25,800	345,462

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Ultra Clean Holdings, Inc. (a),(b),(c)	1,900	$24,985
Ultratech, Inc. (a),(b)	500	14,595

		5,724,923

Software — 0.8%
Accelrys, Inc. (a)	200	2,492
Actuate Corp. (a),(b),(c)	11,800	71,036
American Software, Inc. Class A (b)	300	3,051
Aware, Inc. (a),(b)	300	1,737
Calix, Inc. (a),(b)	100	843
Callidus Software, Inc. (a),(b),(c)	4,400	55,088
Carbonite, Inc. (a),(b)	100	1,019
Citrix Systems, Inc. (a),(c)	1,100	63,173
Constant Contact, Inc. (a),(b)	500	12,230
Dealertrack Technologies, Inc. (a)	24,900	1,224,831
Demandware, Inc. (a),(b),(c)	5,300	339,518
Digi International, Inc. (a),(b)	1,700	17,255
Digital River, Inc. (a),(b),(c)	1,500	26,145
Ebix, Inc. (b)	1,200	20,484
eGain Corp. (a),(b)	100	706
Envestnet, Inc. (a),(b)	74,500	2,993,410
EPIQ Systems, Inc. (b)	200	2,726
Immersion Corp. (a),(b)	400	4,220
Informatica Corp. (a),(b)	400	15,112
IntraLinks Holdings, Inc. (a),(b)	300	3,069
Lionbridge Technologies, Inc. (a),(b),(c)	4,900	32,879
MedAssets, Inc. (a),(b)	1,200	29,652
Microsoft Corp. (c)	18,890	774,301
MicroStrategy, Inc. Class A (a),(b)	100	11,539
Omnicell, Inc. (a),(b)	300	8,586
PDF Solutions, Inc. (a),(b)	1,800	32,706
Quality Systems, Inc. (b)	800	13,504
RealNetworks, Inc. (a),(b),(c)	3,900	29,562
Salesforce.com, Inc. (a),(d)	21,760	1,242,278
Seachange International, Inc. (a),(b)	1,100	11,484
support.com, Inc. (a),(b)	1,600	4,080
Symantec Corp. (b),(c)	6,100	121,817
Tableau Software, Inc. Class A (a),(b)	400	30,432
Take-Two Interactive Software, Inc. (a),(b),(c)	800	17,544
TeleCommunication Systems, Inc. Class A (a),(b)	600	1,380
TIBCO Software, Inc. (a),(b),(c)	39,200	796,544
VASCO Data Security International, Inc. (a),(b),(c)	3,000	22,620
VMware, Inc. Class A (a),(b),(c)	9,400	1,015,388
Web.com Group, Inc. (a),(b),(c)	1,400	47,642
Workday, Inc. Class A (a),(b),(c)	2,900	265,147

		9,367,230

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Specialty Finance — 1.6%
Air Lease Corp. (c)	60,768	$2,266,039
American Capital Ltd. (a),(b),(c)	223,762	3,533,202
American Capital Mortgage Investment Corp. (b),(c)	22,000	412,940
Annaly Capital Management, Inc. (b)	100	1,097
Apollo Commercial Real Estate Finance, Inc. (b),(c)	200	3,326
Apollo Investment Corp. (b),(c)	36,900	306,639
Arbor Realty Trust, Inc. (b),(c)	2,400	16,608
Ares Capital Corp. (b),(c)	80,000	1,409,600
Arlington Asset Investment Corp. Class A (b)	1,000	26,480
BlackRock Kelso Capital Corp. (c)	32,600	298,942
Caesars Acquisition Co. Class A (a),(b),(c)	8,100	115,101
CIT Group, Inc. (c)	17,810	873,046
Consumer Portfolio Services, Inc. (a),(b),(c)	1,800	12,312
Five Oaks Investment Corp. (c)	1,600	17,840
FleetCor Technologies, Inc. (a),(c)	3,900	448,890
GATX Corp. (c)	100	6,788
Gladstone Capital Corp. (b),(c)	8,100	81,648
Gladstone Investment Corp. (b),(c)	16,100	133,147
Global Cash Access Holdings, Inc. (a),(b),(c)	10,700	73,402
Hercules Technology Growth Capital, Inc. (b)	200	2,814
HFF, Inc. Class A (b)	2,300	77,303
Horizon Technology Finance Corp. (b),(c)	2,300	28,773
Imperial Holdings, Inc. (a),(b),(c)	200	1,150
KCAP Financial, Inc. (b),(c)	5,800	50,228
MasterCard, Inc. Class A (d)	12,097	903,646
MCG Capital Corp. (b)	26,600	100,814
Medallion Financial Corp. (b)	1,000	13,210
MFA Financial, Inc. (b)	1,700	13,175
MVC Capital, Inc. (b)	1,400	18,970
Newcastle Investment Corp. (b),(c)	133,500	627,450
NGP Capital Resources Co. (b),(c)	3,200	21,632
Ocwen Financial Corp. (a),(b)	61,147	2,395,739
PennantPark Investment Corp. (b),(c)	24,800	274,040
Prospect Capital Corp. (b)	19,000	205,200
Solar Capital Ltd. (b),(c)	3,800	82,764
Solar Senior Capital Ltd. (b)	100	1,711
Stellus Capital Investment Corp. (b),(c)	1,300	18,694
TICC Capital Corp. (b),(c)	8,400	82,152
Triangle Capital Corp. (b)	400	10,356
Two Harbors Investment Corp. (b)	227,453	2,331,393
United Rentals, Inc. (a),(b)	1,500	142,410
Visa, Inc. A Shares (c),(d)	4,995	1,078,221
ZAIS Financial Corp. (b)	100	1,666

		18,520,558

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Technology Services — 0.0%
Booz Allen Hamilton Holding Corp. (b)	800	$17,600
CIBER, Inc. (a),(b),(c)	5,500	25,190
DST Systems, Inc. (b)	600	56,874
ExlService Holdings, Inc. (a),(b),(c)	6,100	188,551
Leidos Holdings, Inc. (b),(c)	1,000	35,370
Perficient, Inc. (a),(b),(c)	2,700	48,924
Sykes Enterprises, Inc. (a),(b)	100	1,987

		374,496

Telecommunications — 0.2%
Akamai Technologies, Inc. (a)	100	5,821
Consolidated Communications Holdings, Inc. (b)	500	10,005
Fairpoint Communications, Inc. (a),(b),(c)	2,500	34,000
General Communication, Inc. Class A (a),(b)	800	9,128
Level 3 Communications, Inc. (a),(b),(c)	6,700	262,238
Limelight Networks, Inc. (a),(b),(c)	2,200	4,796
NTELOS Holdings Corp. (b),(c)	3,400	45,900
Premiere Global Services, Inc. (a),(b),(c)	2,500	30,150
USA Mobility, Inc. (b),(c)	800	14,536
Verizon Communications, Inc. (c),(d)	37,904	1,803,093
Vonage Holdings Corp. (a),(b),(c)	900	3,843
Zix Corp. (a),(b),(c)	2,600	10,764

		2,234,274

Transportation & Logistics — 0.2%
Air Transport Services Group, Inc. (a),(b),(c)	4,100	32,185
Atlas Air Worldwide Holdings, Inc. (a),(b)	500	17,635
Con-way, Inc. (b),(c)	1,700	69,836
CSX Corp. (d)	50,911	1,474,892
Hornbeck Offshore Services, Inc. (a),(b)	400	16,724
Landstar System, Inc. (b),(c)	1,100	65,142
Quality Distribution, Inc. (a),(b),(c)	8,100	105,219
Stamps.com, Inc. (a),(b)	900	30,204
Union Pacific Corp.	4,373	820,637
Werner Enterprises, Inc. (b)	200	5,102

		2,637,576

Transportation Equipment — 0.0%
Allison Transmission Holdings, Inc. (b)	100	2,994
Meritor, Inc. (a),(b)	300	3,675
Trinity Industries, Inc. (b)	200	14,414
WABCO Holdings, Inc. (a),(b),(c)	2,300	242,788

		263,871

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Travel Lodging & Dining — 1.1%
Alaska Air Group, Inc. (b),(c)	1,400	$130,634
American Airlines Group, Inc. (a),(b),(c)	10,600	387,960
Bloomin’ Brands, Inc. (a),(b),(c)	4,000	96,400
Boyd Gaming Corp. (a),(b),(c)	55,500	732,600
Bravo Brio Restaurant Group, Inc. (a),(b)	1,200	16,932
Caesars Entertainment Corp. (a),(b),(c)	14,400	273,744
Carrols Restaurant Group, Inc. (a),(b)	100	717
Delta Air Lines, Inc. (b),(c)	34,000	1,178,100
Denny’s Corp. (a),(b),(c)	10,900	70,087
Einstein Noah Restaurant Group, Inc. (b),(c)	4,300	70,778
Fiesta Restaurant Group, Inc. (a),(b),(c)	13,500	615,465
Hawaiian Holdings, Inc. (a),(b)	7,600	106,096
Hyatt Hotels Corp. Class A (a),(b),(c)	16,700	898,627
Jack in the Box, Inc. (a),(b)	100	5,894
JetBlue Airways Corp. (a),(b)	100	869
Las Vegas Sands Corp. (b),(c)	6,900	557,382
Marriott Vacations Worldwide Corp. (a),(b)	11,200	626,192
MGM Resorts International (a),(b),(c)	62,100	1,605,906
Monarch Casino & Resort, Inc. (a),(b)	1,700	31,501
Morgans Hotel Group Co. (a),(b),(c)	2,900	23,316
Penn National Gaming, Inc. (a),(b)	1,300	16,016
Pinnacle Entertainment, Inc. (a),(b)	3,800	90,060
Popeyes Louisiana Kitchen, Inc. (a),(b),(c)	1,200	48,768
Red Robin Gourmet Burgers, Inc. (a),(b)	100	7,168
Ruth’s Hospitality Group, Inc. (b)	100	1,209
Sonic Corp. (a),(b),(c)	12,400	282,596
Spirit Airlines, Inc. (a),(b),(c)	23,338	1,386,277
United Continental Holdings, Inc. (a),(b),(c)	15,700	700,691
Wynn Resorts Ltd. (b),(c)	11,400	2,532,510

		12,494,495

Utilities — 0.0%
CenterPoint Energy, Inc. (b)	500	11,845
MYR Group, Inc. (a),(b)	100	2,532
Pike Corp. (a),(b)	1,400	15,064
Pinnacle West Capital Corp. (c)	34	1,858
Unitil Corp. (b)	200	6,568

		37,867

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (a),(b),(c)	4,300	21,973
Ceco Environmental Corp. (c)	42	697
Fuel Tech, Inc. (a),(b)	100	500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares		Value
Republic Services, Inc. (c)	13,336		$455,558

			478,728

Total United States			287,417,092

TOTAL COMMON STOCK (COST $381,431,114)			406,318,210

PREFERRED STOCK — 0.1%
Germany — 0.1%
Automotive — 0.1%
Volkswagen AG Preference Shares	3,096		802,779

Total Germany			802,779

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	284		282,914

Total Republic of Korea			282,914

TOTAL PREFERRED STOCK (COST $983,483)			1,085,693

Security Description	Principal Amount		Value

ASSET-BACKED SECURITIES — 2.7%
Cayman Islands — 0.1%
ABCLO Ltd., Series 2007-1A, Class C, 2.09%, 04/15/21 (b),(d),(f),(g)	$1,000,000		$963,600
Callidus Debt Partners CLO Fund VII Ltd., Series 7A, Class D, 3.69%, 01/21/21 (d),(f),(g)	1,000,000		1,000,300

Total Cayman Islands			1,963,900

United States — 2.6%
Springcastle SPV, Series 2013-1A A, 3.75%, 04/03/21 (d),(f),(h)	30,187,198		30,443,789

Total United States			30,443,789

TOTAL ASSET-BACKED SECURITIES (COST $32,188,270)			32,407,689

CONVERTIBLE BONDS — 0.5%
France — 0.2%
Automotive — 0.2%
Faurecia REG S, 3.25%, 01/01/18 (b),(c),(d)	5,448,500	EUR	2,503,292

Total France			2,503,292

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount		Value
Netherlands — 0.3%
Automotive — 0.3%
Volkswagen International Finance NV Co. GUAR REG S (b),(d)	$2,000,000	EUR	$3,163,084

Total Netherlands			3,163,084

TOTAL CONVERTIBLE BONDS (COST $5,366,396)			5,666,376

CORPORATE BONDS & NOTES — 14.4%
Bermuda — 0.4%
Financial Services — 0.3%
Armor Re Ltd., 4.25%, 05/14/14 (g)	800,000		801,647
NAKAMA RE Ltd., 2.75%, 09/29/16 (f),(g)	250,000		253,313
Sanders Re Ltd.,
3.54%, 05/05/17 (f),(g)	500,000		503,191
4.04%, 05/05/17 (f),(g)	960,000		967,265
Tradewynd Re Ltd., 6.08%, 01/09/17 (f),(g)	650,000		670,111

			3,195,527

Oil & Gas Services — 0.1%
Seadrill Ltd., 6.63%, 09/15/20 (d),(f),(g)	1,000,000		1,025,000

Total Bermuda			4,220,527

Brazil — 0.8%
Banking — 0.7%
Banco Bradesco SA REG S	2,290,000		2,404,500
Banco do Brasil SA/Cayman REG S	2,630,000		2,682,600
Banco do Estado do Rio Grande do Sul SA REG S	300,000		306,750
Banco Votorantim SA REG S	1,090,000		1,162,212
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	630,000		655,200
6.20%, 04/15/20 (c)	500,000		528,125
6.20%, 12/21/21	1,070,000		1,155,600

			8,894,987

Utilities — 0.1%
CESP Companhia Energetica De Tranche TR 00007 REG S (i)	1,336,000		855,040

Total Brazil			9,750,027

Canada — 0.7%
Aerospace & Defense — 0.1%
Bombardier, Inc. Sr. Unsecured,
4.75%, 04/15/19 (d),(f)	710,000		710,000
6.00%, 10/15/22 (d),(f)	710,000		710,000

			1,420,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount		Value
Exploration & Production — 0.1%
Kodiak Oil & Gas Corp., 5.50%, 02/01/22 (c),(d),(e)	$1,601,000		$1,639,024

Media Non-Cable — 0.5%
Postmedia Network, Inc., 12.50%, 07/15/18 (c),(d)	4,845,000		5,293,163

Total Canada			8,352,187

Cayman Islands — 0.3%
Financial Services — 0.3%
Ibis Re II Ltd., 4.04%, 06/28/16 (f),(g)	2,000,000		2,041,160
Pelica RE Ltd. Unsecured, 13.80%, 04/13/15 (f),(g)	1,750,000		1,861,600

Total Cayman Islands			3,902,760

Cyprus — 0.1%
Oil & Gas Services — 0.1%
Ocean Rig UDW, Inc., 7.25%, 04/01/19 (d),(e),(f)	1,440,000		1,438,200

Total Cyprus			1,438,200

France — 0.2%
Life Insurance — 0.2%
Groupama SA Jr Subordinate REG S, 6.30% (perpetual bond) (b),(d),(g)	400,000	EUR	526,262
Groupama SA Sr Subordinate, 4.38% (perpetual bond) (b),(d),(g)	1,450,000	EUR	1,927,676

Total France			2,453,938

Greece — 0.2%
Transportation & Logistics — 0.2%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (d),(f)	720,000		750,600
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.13%, 02/15/19 (d)	958,000		967,580

Total Greece			1,718,180

Ireland — 0.1%
Banking — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (c),(d)	850,000	EUR	1,224,575

Total Ireland			1,224,575

Luxembourg — 0.2%
Financial Services — 0.1%
Stena International SA, 5.75%, 03/01/24 (d),(f)	1,460,000		1,456,350

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount	Value
Food & Beverage — 0.1%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	$760,000	$714,400

Transportation & Logistics — 0.0%
Topaz Marine SA, 8.63%, 11/01/18 (d),(f)	250,000	262,500

Total Luxembourg		2,433,250

Nigeria — 0.1%
Oil & Gas Services — 0.1%
Sea Trucks Group REG S, 9.00%, 03/26/18 (f),(i)	750,000	729,375

Total Nigeria		729,375

Singapore — 0.0%
Oil & Gas Services— 0.0%
PT Oro Negro Drilling Ltd. REG S, 7.50%, 01/24/19 (f)	200,000	201,000

Total Singapore		201,000

United States — 11.3%
Casinos & Gaming — 0.2%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property, 11.00%, 10/01/21 (d),(e),(f)	1,500,000	1,575,000
CCM Merger, Inc., 9.13%, 05/01/19 (d),(e),(f)	1,000,000	1,065,000

		2,640,000

Communications Equipment — 0.2%
Avaya, Inc., 10.50%, 03/01/21 (d),(f)	2,950,000	2,736,125

Consumer Products — 0.3%
Sun Products Corp. (The), 7.75%, 03/15/21 (c),(d),(f)	5,325,000	4,526,250

Consumer Services — 0.4%
Wyle Services Corp., 10.50%, 04/01/18 (b),(d),(f)	4,256,000	4,490,080

Exploration & Production — 1.3%
Atlas Energy Holdings Operating Co. LLC, 9.25%, 08/15/21 (c),(d),(f)	1,500,000	1,650,000
Halcon Resources Corp.,
9.25%, 02/15/22 (c),(d),(f)	1,500,000	1,563,750
9.75%, 07/15/20 (c),(d),(f)	440,000	473,000
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.63%, 12/01/21 (d)	1,760,000	1,755,600
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.25%, 06/01/21 (c),(d),(e)	3,785,000	3,955,325

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount	Value
Newfield Exploration Co., 5.63%, 07/01/14 (d)	$1,791,000	$1,858,162
Oasis Petroleum, Inc., 7.25%, 02/01/19 (d),(e)	720,000	770,400
Quicksilver Resources, Inc., 11.00%, 07/01/21 (d),(e),(f)	2,440,000	2,616,900
Walter Energy, Inc., 9.50%, 10/15/19 (d),(e),(f)	250,000	254,375

		14,897,512

Financial Services — 5.3%
Lehman Brothers Holdings, Inc. 0.00%, 01/24/49 - 12/31/49 (d),(i),(j)	181,950,000	43,105,687
MF Global Holdings Ltd.,
1.88%, 02/01/16 (a),(d),(i),(j)	17,472,000	8,736,000
3.38%, 08/01/18 (a),(d),(i),(j)	6,000,000	3,060,000
6.25%, 08/08/16 (a),(d),(i),(j)	3,000,000	1,530,000
National Financial Partners Corp., 9.00%, 07/15/21 (c),(d),(f)	1,000,000	1,070,000
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (c),(d),(f)	4,740,000	5,000,700

		62,502,387

Hardware — 0.1%
Entegris, Inc., 6.00%, 04/01/22 (d),(f)	710,000	725,975

Health Care Facilities/Services — 0.1%
Kindred Healthcare, Inc., 6.38%, 04/15/22 (d),(f)	355,000	355,888
MedImpact Holdings, Inc., 10.50%, 02/01/18 (d),(f)	1,318,000	1,430,030

		1,785,918

Homebuilder — 0.1%
William Lyon Homes, Inc., 5.75%, 04/15/19 (d),(f)	710,000	718,875

Media Non-Cable — 1.3%
Affinion Group, Inc., 7.88%, 12/15/18 (d),(e)	3,600,000	3,366,000
American Media, Inc., 11.50%, 12/15/17 (c),(d)	5,390,000	5,861,625
Knight Ridder, Inc., 6.88%, 03/15/29 (d)	1,065,000	923,887
Knight Ridder, Inc., 5.75%, 09/01/17 (c),(d),(e)	1,500,000	1,706,250
Visant Corp., 10.00%, 10/01/17 (b),(c),(d),(e)	3,800,000	3,785,750

		15,643,512

Oil & Gas Services — 0.1%
Hercules Offshore, Inc., 6.75%, 04/01/22 (d),(e)	720,000	698,400

Pharmaceuticals — 0.1%
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (c),(d),(f)	1,000,000	1,101,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount	Value
Restaurants — 0.0%
BK Capital Holding/Burge Co. GUAR REG S, 0.00%, 04/15/19 (g),(k)	$620,000	$567,300

Retail Discretionary — 0.3%
rue21, Inc., 9.00%, 10/15/21 (c),(d),(f)	5,080,000	3,403,600

Retail Staples — 0.1%
Pinnacle Operating Corp., 9.00%, 11/15/20 (c),(d),(f)	1,000,000	1,080,000

Software & Services — 0.5%
First Data Holdings, Inc. PIK, 14.50%, 09/24/19 (d),(e),(f)	4,346,390	4,085,607
iPayment, Inc., 10.25%, 05/15/18 (c),(d)	2,574,000	1,898,325

		5,983,932

Transportation & Logistics — 0.1%
Seaspan Corp., 6.38%, 04/30/19 (d)	56,800	1,437,040

Travel & Lodging — 0.5%
Caesars Entertainment Operating Co., Inc.,
5.63%, 06/01/15 (d)	1,573,000	1,541,540
8.50%, 02/15/20 (c),(d)	1,000,000	885,000
9.00%, 02/15/20 (b),(c),(d),(e)	500,000	448,750
10.00%, 12/15/15 (d)	2,130,000	1,890,375
Marina District Finance Co., Inc., 9.88%, 08/15/18 (c),(d)	750,000	806,250

		5,571,915

Wireless Telecommunication Services — 0.3%
Frontier Communications Corp., 9.00%, 08/15/31 (c),(d),(e)	3,651,000	3,733,148

Total United States		134,243,219

TOTAL CORPORATE BONDS & NOTES (COST $160,283,450)		170,667,238

BANK LOANS — 1.9%
United States — 1.9%
Financial Services — 1.9%
MF Global Finance USA, Inc., 06/15/14 (d),(i),(j)	25,000,000	21,916,750

Total United States		21,916,750

TOTAL BANK LOANS (COST $22,069,094)		21,916,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT — 1.5%
Colombia Government International Bond, 12.00%, 10/22/15 (b)	$1,300,000,000	COP	$733,085
Hungary Government Bond,
5.50%, 12/20/18	205,000,000	HUF	951,090
6.75%, 02/24/17	135,000,000	HUF	648,417
Malaysia Government Bond, 3.49%, 03/31/20	6,650,000	MYR	1,989,512
Mexican Bonos,
6.50%, 06/10/21 (b)	31,000,000	MXN	2,476,405
9.50%, 12/18/14	18,800,000	MXN	1,498,734
Peruvian Government International Bond REG S, 7.84%, 08/12/20	1,150,000	PEN	454,048
Poland Government Bond,
2.50%, 07/25/18	2,895,000	PLN	916,782
5.25%, 10/25/17	3,905,000	PLN	1,370,172
Russian Federal Bond — OFZ, 6.80%, 12/11/19 (b)	85,000,000	RUB	2,248,164
South Africa Government Bond, 6.25%, 03/31/36	21,000,000	ZAR	1,486,716
Thailand Government Bond, 3.63%, 06/16/23	44,000,000	THB	1,351,672
Turkey Government Bond, 9.00%, 03/08/17 (b)	3,550,000	TRY	1,611,827

TOTAL FOREIGN GOVERNMENT (COST $18,152,184)			17,736,624

MORTGAGE-BACKED SECURITIES — 10.1%
Cayman Islands — 0.2%
Collateralized Debt Obligation (Commercial) — 0.2%
NSTAR Real Estate CDO, 5.15%, 08/25/29 (b),(d),(f),(g)	1,000,000		1,017,700
Red River CLO Ltd., Series 1A, Class D, 1.89%, 07/27/18 (d),(f),(g)	1,000,000		910,600

Total Cayman Islands			1,928,300

United States — 9.9%
Collateralized Mortgage Obligation (Residential) — 9.0%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.75%, 05/25/35 (d),(g)	2,440,679		2,400,164
Banc of America Alternative Loan Trust, Series 2005-6, Class 2CB2, 6.00%, 07/25/35 (b),(d)	744,940		707,693
Banc of America Funding Trust, Series 2006-A, Class 3A2, 2.69%, 02/20/36 (d),(g)	1,311,692		1,068,242
Banc of America Funding Trust, Series 2006-H, Class 2A3, 2.81%, 09/20/46 (d),(g)	7,194,490		6,094,452
Bear Stearns ARM Trust, Series 2005-1, Class 2A1, 2.66%, 03/25/35 (d),(g)	3,571,604		3,471,599

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount	Value
Citicorp Mortgage Securities, Series 2005-7, Class 1A4, 5.50%, 10/25/35 (d)	$744,125	$736,684
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.50%, 03/25/36 (d),(g)	119,986	110,903
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1, 2.24%, 09/25/35 (d),(g)	6,474,630	5,840,117
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 2.62%, 01/25/36 (d),(g)	2,203,059	2,004,784
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.62%, 09/25/35 (d),(g)	561,878	539,796
IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 1A1, 2.71%, 09/25/36 (d),(g)	13,796,064	11,201,024
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36 (d),(g)	548,400	522,405
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF3 SEQ, 5.36%, 11/25/36 (d),(g),(k)	759,713	794,052
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6, 2.66%, 07/25/35 (d),(g)	358,162	333,091
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class 2A1, 2.74%, 11/25/36 (d),(g)	11,441,668	10,114,434
PHHMC Mortgage Pass Through CE PHHMC, Series 2008-CIM1, Class 21A2, 6.00%, 05/25/38 (b),(d)	531,573	539,281
Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, 7.30%, 07/25/23 (d),(g),(h)	20,250,000	24,834,600
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (d),(g),(k)	665,737	682,181
Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A1, 5.50%, 05/25/35 (d)	675,318	687,136
US Residential Opportunity Fund Trust, Series 2014-1A, 3.47%, 03/25/34 (b),(d),(f),(g)	4,500,000	4,511,250
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR7, Class 2A, 1.11%, 07/25/46 (d),(g)	5,772,822	4,856,675
Series 2006-AR9, Class 1A, 1.13%, 08/25/46 (d),(g)	8,937,369	7,747,805
Series 2006-AR11, Class 3A1A, 1.05%, 09/25/46 (d),(g)	8,028,106	6,188,064
Series 2006-AR19, Class 1A, 0.87%, 01/25/47 (d),(g)	4,082,424	3,405,558

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount	Value
Series 2007-OA1, Class A1A, 0.83%, 02/25/47 (d),(g)	$5,735,603	$4,710,651
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR9, Class 3A2, 2.63%, 06/25/34 (b),(d),(g)	537,611	529,547
Series 2006-13, Class A5, 6.00%, 10/25/36 (b),(d)	544,772	552,127
Series 2007-12, Class A6, 5.50%, 09/25/37 (d)	391,127	399,733
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (d)	553,404	550,637
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (b),(d)	537,968	553,838

		106,688,523

Commercial Mortgage-Backed Securities — 0.9%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 3.66%, 09/15/26 (d),(f),(g)	600,000	601,740
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 3.91%, 08/15/26 (d),(f),(g)	1,000,000	1,004,000
COMM 2000-C1 Mortgage Trust, Series 2000-C1, Class G, 6.85%, 08/15/33 (b),(d),(f),(g)	490,331	493,518
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class H, 5.16%, 05/15/38 (b),(d),(f),(g)	301,218	301,067
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class KERE, 0.76%, 09/15/21 (d),(f),(g)	170,500	168,795
GCCFG Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.03%, 12/10/49 (d),(g)	1,950,000	1,980,420
Hilton USA Trust, Series 2013-HLF, Class EFL, 3.91%, 11/05/30 (d),(f),(g)	1,000,000	1,003,900
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class AM, 5.86%, 06/12/43 (d),(g)	1,100,000	1,136,740
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class C, 5.50%, 05/15/45 (d),(g)	1,300,000	1,295,190
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ SEQ, 5.48%, 02/15/40 (d)	700,000	720,930
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AJ, 6.24%, 09/15/45(d),(g)	600,000	621,540
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.41%, 12/15/43 (d),(g)	700,000	707,630

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, 5.66%, 04/15/47 (d),(g)	$700,000	$715,190

		10,750,660

Total United States		117,439,183

TOTAL MORTGAGE-BACKED SECURITIES (COST $115,708,606)		119,367,483

TRADE CLAIMS — 1.6%
United States — 1.6%
Financials — 1.6%
Lehman Brothers Special Finance, 12/31/20 (d),(i),(j) (Cost $13,784,984)	75,000,000	18,375,000

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 1.9%
United States — 1.9%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.2%
Federal Home Loan Mortgage Corp.,
Series 4029, Class MI, 4.00%, 04/15/41 (d)	16,854,052	3,026,988
Series 4172, Class PI, 3.00%, 07/15/40 (d)	23,548,513	2,675,111
Series 4194, Class GI, 4.00%, 04/15/43 (d),(g)	14,587,287	2,784,713
Federal National Mortgage Association,
Series 2012-148, Class CI, 3.00%, 11/25/42 (d)	20,557,837	2,417,601
Series 2013-54, Class IN, 3.50%, 03/25/43 (d)	15,980,495	2,481,771
Series 2013-83, Class PI, 3.00%, 10/25/41 (d)	10,394,741	1,169,408

		14,555,592

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.7%
Federal National Mortgage Association, Series 2013-84, Class PS, 6.00%, 11/25/42 (d),(g)	14,895,804	2,824,245
Government National Mortgage Association,
Series 2010-61, Class SJ, 5.90%, 05/16/40 (d),(g)	4,067,306	624,332
Series 2013-117, Class PS, 5.99%, 04/20/43 (d),(g)	10,306,314	1,905,637
Series 2013-117, Class SP, 5.99%, 03/20/43 (d),(g)	13,952,256	2,498,849

		7,853,063

Total United States		22,408,655

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $22,393,508)		22,408,655

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.1%
iShares China Large-Cap ETF	11,413	$408,357
iShares MSCI Japan ETF	111,909	1,267,929

TOTAL EXCHANGE-TRADED FUND (COST $1,685,097)		1,676,286

INVESTMENT IN INVESTEE FUND — 2.3%
Cayman Islands — 2.3%
Glenview Capital Partners (Cayman), Ltd. (a),(i) (Cost $25,000,000)	25,000	27,801,750

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.0%
Vodafone Group PLC Strike Price 2.36 GBP Expires 04/17/14 (d)	550	$11,175
Exchange-Traded Put Options — 0.1%
Casino Guichard Perrachon SA Strike Price 68.00 EUR Expires 06/20/14 (d)	525	13,380
Euro Stoxx 50 Index Strike Price 3,025.00 EUR Expires 04/17/14 (d)	34	4,965
Euro Stoxx 50 Index Strike Price 3,050.00 EUR Expires 04/17/14 (d)	36	7,291
Eurodollar Future Strike Price 98.00 USD Expires 03/14/16 (d)	176	135,300
Eurodollar Future Strike Price 98.75 USD Expires 09/14/15 (d)	170	85,000
Financial Select Sector SPDR Fund Strike Price 20.00 USD Expires 04/19/14	2,943	8,829
Ipath S&P 500 Short-Term Future Strike Price 30.00 USD Expires 11/22/14	624	112,320
Orange SA Strike Price 10.00 EUR Expires 04/17/14 (d)	680	5,621
S&P 500 Index Value Strike Price 1,825.00 USD Expires 04/19/14 (d)	121	81,675
S&P 500 Index Value Strike Price 1,750.00 USD Expires 06/21/14	68	108,800
S&P 500 Index Value Strike Price 1,775.00 USD Expires 06/21/14	66	133,980
S&P 500 Index Value Strike Price 1,775.00 USD Expires 09/20/14	34	151,980
Thyssenkrupp AG Strike Price 10.00 EUR Expires 12/19/14 (d)	1,600	7,715
Vodafone Group PLC Strike Price 2.41 GBP Expires 04/17/14 (d)	204	71,293

		928,149

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Notional Amount		Value

FX OTC Call Options — 0.2%
USD/BRL Currency Strike Price 2.20 USD Expires 12/31/14 Counterparty JPMorgan Chase Bank, N.A.	$1,170,000	USD	$124,387
USD/CNH Currency Strike Price 6.40 USD Expires 11/05/15 Counterparty Morgan Stanley Capital Services	800,000	USD	9,835
USD/CNH Currency Strike Price 6.30 USD Expires 11/05/15 Counterparty JPMorgan Chase Bank, N.A.	9,340,000	USD	148,115
USD/JPY Currency Strike Price 95.00 USD Expires 12/30/14 Counterparty JPMorgan Chase Bank, N.A.	21,310,000	USD	1,867,771

			2,150,108

OTC Call Options — 0.0%
Agricultural Bank of China Strike Price 3.73 HKD Expires 07/30/14 Counterparty JPMorgan Chase Bank, N.A.	2,355,171	HKD	11,266

OTC Put Options — 0.0%
Euro STOXX Banks Strike Price 135.28 EUR Expires 04/17/14 Counterparty JPMorgan Chase Bank, N.A.	31,353	EUR	3,132
Fiat SpA Strike Price 3.20 EUR Expires 12/19/14 Counterparty JPMorgan Chase Bank, N.A.	1,750,000	EUR	13,313
Financial Select Sector SPDR Fund Strike Price 20.00 USD Expires 04/17/14 Counterparty JPMorgan Chase Bank, N.A.	292,912	USD	1,873
Financial Select Sector SPDR Fund Strike Price 20.50 USD Expires 06/20/14 Counterparty JPMorgan Chase Bank, N.A.	627,471	USD	116,465
Financial Select Sector SPDR Fund Strike Price 21.00 USD Expires 06/20/14 Counterparty JPMorgan Chase Bank, N.A.	283,715	USD	75,796

			210,579

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $4,925,065)			3,311,277

TOTAL INVESTMENTS IN SECURITIES — 71.7% (COST $803,971,251) (l)			848,739,031

TOTAL SECURITIES SOLD SHORT — (18.7%) (PROCEEDS $215,295,515)			(221,246,974)

Other Assets and Liabilities — 47.0% (m)			555,413,242

Net Assets — 100.0%			$1,182,905,299

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value

SECURITIES SOLD SHORT — (18.7)%
COMMON STOCK — (13.4)%
Australia — (0.0)%
Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	6,405	$(434,067)

Oil Gas & Coal — (0.0)%
Samson Oil & Gas Ltd. ADR	300	(146)

Total Australia		(434,213)

Bermuda — (0.0)%
Insurance — (0.0)%
Tower Group International Ltd.	3,500	(9,450)

Media Content — (0.0)%
Central European Media Enterprises Ltd. A Shares	100	(294)

Transportation & Logistics — (0.0)%
Frontline Ltd.	1,900	(7,467)
Teekay Tankers Ltd. Class A	500	(1,770)

		(9,237)

Total Bermuda		(18,981)

Brazil — (0.2)%
Banking — (0.0)%
Itau Unibanco Holding SA ADR	15,400	(228,844)

Consumer Products — (0.1)%
AMBEV SA ADR	37,500	(277,875)
BRF SA ADR	7,100	(141,858)

		(419,733)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	10,800	(119,448)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	9,900	(43,164)

Oil Gas & Coal — (0.1)%
Petroleo Brasileiro SA ADR	98,300	(1,292,645)

Real Estate Operation & Services — (0.0)%
Gafisa SA ADR	23,000	(73,140)

Telecommunication — (0.0)%
Oi SA ADR	49,300	(65,569)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Travel Lodging & Dining — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	10,700	$(52,002)

Total Brazil		(2,294,545)

British Virgin Islands — (0.0)%
Specialty Finance — (0.0)%
Altisource Residential Corp.	3,200	(100,992)

Total British Virgin Islands		(100,992)

Canada — (0.2)%
Asset Management — (0.0)%
Brookfield Asset Management, Inc. Class A	900	(36,765)

Automotive — (0.0)%
Westport Innovations, Inc.	8,000	(115,840)

Biotechnology & Pharmaceutical — (0.0)%
Oncolytics Biotech, Inc.	300	(543)

Hardware — (0.0)%
Sierra Wireless, Inc.	600	(13,098)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	120,400	(400,932)

Metals & Mining — (0.1)%
AuRico Gold, Inc.	43,000	(187,050)
Barrick Gold Corp.	6,500	(115,895)
Endeavour Silver Corp.	1,000	(4,310)
First Majestic Silver Corp.	300	(2,892)
McEwen Mining, Inc.	6,700	(15,879)
North American Palladium Ltd.	700	(336)
Novagold Resources, Inc.	19,800	(71,478)
Pan American Silver Corp.	1,400	(18,018)
Pretium Resources, Inc.	1,000	(5,760)
Rare Element Resources Ltd.	6,700	(9,849)
Sandstorm Gold Ltd.	4,900	(27,293)
Seabridge Gold, Inc.	6,100	(43,188)
Tanzanian Royalty Exploration	1,700	(4,046)
Uranium Energy Corp.	6,000	(7,920)

		(513,914)

Oil Gas & Coal — (0.0)%
Canadian Natural Resources Ltd.	300	(11,511)
Encana Corp.	2,300	(49,174)
Enerplus Corp.	200	(4,006)
Pengrowth Energy Corp.	13,600	(82,688)

		(147,379)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	3,200	$(14,080)

Technology Services — (0.1)%
CGI Group, Inc. Class A	8,100	(250,452)

Telecommunication — (0.0)%
Telus Corp.	2,500	(89,875)

Transportation & Logistics — (0.0)%
Canadian National Railway Co.	3,900	(219,258)

Utilities — (0.0)%
TransAlta Corp.	1,300	(15,132)

Total Canada		(1,817,268)

Cayman Islands — (0.0)%
Specialty Finance — (0.0)%
Home Loan Servicing Solutions Ltd.	21,300	(460,080)

Total Cayman Islands		(460,080)

Chile — (0.1)%
Banking — (0.0)%
Banco Santander Chile ADR	1,200	(28,128)

Travel Lodging & Dining — (0.1)%
Latam Airlines Group SA ADR	45,262	(681,193)

Total Chile		(709,321)

China — (0.2)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	4,000	(65,600)

Chemicals — (0.0)%
Yongye International, Inc.	900	(6,129)

Media Content — (0.2)%
Renren, Inc. ADR	8,700	(28,449)
Youku Tudou, Inc. ADR	70,200	(1,968,408)

		(1,996,857)

Oil Gas & Coal — (0.0)%
Yanzhou Coal Mining Co. Ltd. ADR	5,200	(39,052)

Renewable Energy — (0.0)%
JA Solar Holdings Co. Ltd. ADR	1,500	(15,255)
JinkoSolar Holding Co. Ltd. ADR	1,800	(50,310)
LDK Solar Co. Ltd. ADR	1,700	(0)
ReneSola Ltd. ADR	4,900	(15,729)

		(81,294)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Retail Discretionary — (0.0)%
E-Commerce China Dangdang, Inc. ADR	27,700	$(397,772)

Travel Lodging & Dining — (0.0)%
China Lodging Group Ltd. ADR	300	(7,371)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	200	(7,662)

Total China		(2,601,737)

Colombia — (0.0)%
Oil Gas & Coal — (0.0)%
Ecopetrol SA ADR	300	(12,237)

Total Colombia		(12,237)

Finland — (0.0)%
Hardware — (0.0)%
Nokia Oyj ADR	1,500	(11,010)

Total Finland		(11,010)

Germany — (0.1)%
Institutional Financial Service — (0.0)%
Deutsche Bank AG	9,700	(434,851)

Semiconductors — (0.0)%
Aixtron SE ADR	1,800	(29,340)

Software — (0.1)%
SAP AG ADR	7,200	(585,432)

Total Germany		(1,049,623)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	13,700	(76,035)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	300	(1,146)

Total Greece		(77,181)

India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR	3,500	(143,605)

Biotechnology & Pharmaceutical — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	100	(4,390)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Software — (0.0)%
Wipro Ltd. ADR	5,900	$(79,060)

Total India		(227,055)

Ireland — (0.2)%
Biotechnology & Pharmaceuticals — (0.2)%
Amarin Corp. PLC ADR	293,000	(530,330)
Perrigo Co. PLC (d)	12,256	(1,895,513)

		(2,425,843)

Technology Services — (0.0)%
Accenture PLC Class A	500	(39,860)

Travel Lodging & Dining — (0.0)%
Ryanair Holdings PLC ADR	300	(17,643)

Total Ireland		(2,483,346)

Israel — (0.0)%
Consumer Products — (0.0)%
SodaStream International Ltd.	6,400	(282,240)

Total Israel		(282,240)

Luxembourg — (0.0)%
Iron & Steel — (0.0)%
ArcelorMittal	100	(1,615)

Total Luxembourg		(1,615)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
GasLog Ltd.	900	(20,961)
Scorpio Tankers, Inc.	24,700	(246,259)

Total Monaco		(267,220)

Netherlands — (0.1)%
Insurance — (0.0)%
ING Groep NV ADR	17,200	(245,100)

Medical Equipment/Devices — (0.1)%
QIAGEN NV	57,700	(1,216,893)

Semiconductors — (0.0)%
ASML Holding NV New York Shares	200	(18,672)

Telecommunication — (0.0)%
VimpelCom Ltd. ADR	2,100	(18,963)

Total Netherlands		(1,499,628)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Norway — (0.1)%
Transportation & Logistics — (0.1)%
Nordic American Tankers Ltd.	50,800	$(499,872)

Total Norway		(499,872)

Republic of Korea — (0.0)%
Iron & Steel — (0.0)%
POSCO ADR	200	(13,882)

Telecommunication — (0.0)%
KT Corp. ADR	600	(8,334)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	3,400	(58,378)

Total Republic of Korea		(80,594)

Russia — (0.0)%
Iron & Steel — (0.0)%
Mechel ADR	7,200	(14,904)

Total Russia		(14,904)

Singapore — (0.0)%
Semiconductors — (0.0)%
Avago Technologies Ltd.	200	(12,882)

Total Singapore		(12,882)

South Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	2,100	(35,868)

Total South Africa		(35,868)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	4,501	(54,057)

Telecommunication — (0.0)%
Telefonica SA ADR	1,900	(30,001)

Total Spain		(84,058)

Sweden — (0.0)%
Hardware — (0.0)%
Neonode, Inc.	4,700	(26,743)

Total Sweden		(26,743)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Switzerland — (0.1)%
Hardware — (0.0)%
Logitech International SA	5,900	$(87,851)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR	15,300	(495,414)

Semiconductors — (0.0)%
STMicroelectronics NV	3,600	(33,264)

Total Switzerland		(616,529)

Taiwan — (0.0)%
Telecommunication — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	2,300	(70,564)

Total Taiwan		(70,564)

United Kingdom — (0.1)%
Banking — (0.0)%
Barclays PLC ADR	9,200	(144,440)
Lloyds Banking Group PLC ADR	4,200	(21,378)

		(165,818)

Consumer Products — (0.0)%
Diageo PLC ADR	400	(49,836)

Iron & Steel — (0.1)%
Rio Tinto PLC ADR	8,592	(479,691)

Machinery — (0.0)%
CNH Industrial NV	35	(403)

Medical Equipment/Devices — (0.0)%
Smith & Nephew PLC ADR	100	(7,648)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	7,500	(382,275)

Travel Lodging & Dining — (0.0)%
Carnival PLC ADR	300	(11,508)
InterContinental Hotels Group PLC ADR	400	(12,960)

		(24,468)

Total United Kingdom		(1,110,139)

United States — (12.0)%
Aerospace & Defense — (0.0)%
Precision Castparts Corp.	1,000	(252,760)
Sturm Ruger & Co., Inc.	300	(17,940)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Taser International, Inc.	3,600	$(65,844)

		(336,544)

Apparel & Textile Products — (0.0)%
Quiksilver, Inc.	3,500	(26,285)
Wolverine World Wide, Inc.	5,900	(168,445)

		(194,730)

Asset Management — (0.0)%
Cohen & Steers, Inc.	800	(31,880)
Financial Engines, Inc.	2,600	(132,028)
Janus Capital Group, Inc.	1,100	(11,957)

		(175,865)

Automotive — (0.0)%
BorgWarner, Inc.	2,500	(153,675)
Dorman Products, Inc.	100	(5,906)
Ford Motor Co.	500	(7,800)
Methode Electronics, Inc.	800	(24,528)
Quantum Fuel Systems Technologies Worldwide, Inc.	1,200	(11,616)

		(203,525)

Banking — (0.2)%
Bank of America Corp.	19,400	(333,680)
Bank of the Ozarks, Inc.	1,500	(102,090)
Citigroup, Inc.	6,300	(299,880)
First Financial Bankshares, Inc.	200	(12,358)
FirstMerit Corp.	33,500	(697,805)
Investors Bancorp, Inc.	500	(13,820)
M&T Bank Corp.	400	(48,520)
Prosperity Bancshares, Inc.	4,500	(297,675)
Sterling Bancorp	1,761	(22,294)
United Bankshares, Inc.	46	(1,409)

		(1,829,531)

Biotechnology & Pharmaceuticals — (1.7)%
ACADIA Pharmaceuticals, Inc.	45,900	(1,116,747)
Achillion Pharmaceuticals, Inc.	17,000	(55,930)
Aegerion Pharmaceuticals, Inc.	500	(23,060)
Agenus, Inc.	1,100	(3,487)
Akorn, Inc.	200	(4,400)
Alnylam Pharmaceuticals, Inc.	3,100	(208,134)
Amgen, Inc. (d)	44,100	(5,439,294)
Ampio Pharmaceuticals, Inc.	4,100	(26,035)
Apricus Biosciences, Inc.	100	(215)
Arena Pharmaceuticals, Inc.	30,800	(194,040)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Ariad Pharmaceuticals, Inc.	33,400	$(269,204)
AVANIR Pharmaceuticals, Inc. Class A	8,800	(32,296)
Biogen Idec, Inc.	2,700	(825,849)
Biotime, Inc.	100	(329)
Cell Therapeutics, Inc.	1,300	(4,420)
Celldex Therapeutics, Inc.	17,700	(312,759)
Celsion Corp.	2,800	(9,436)
Chelsea Therapeutics International Ltd.	1,900	(10,488)
Coronado Biosciences, Inc.	5,500	(10,890)
Curis, Inc.	100	(282)
Cyclacel Pharmaceuticals, Inc.	4,400	(16,192)
CytRx Corp.	8,400	(29,316)
Dendreon Corp.	11,300	(33,787)
Dynavax Technologies Corp.	1,000	(1,800)
Endocyte, Inc.	900	(21,429)
Exelixis, Inc.	9,900	(35,046)
Galena Biopharma, Inc.	24,700	(61,750)
Geron Corp.	200	(416)
Halozyme Therapeutics, Inc.	8,200	(104,140)
Horizon Pharma, Inc.	300	(4,536)
Idenix Pharmaceuticals, Inc.	100	(603)
Immunomedics, Inc.	4,200	(17,682)
Incyte Corp. Ltd. (d)	47,800	(2,558,256)
Infinity Pharmaceuticals, Inc.	8,000	(95,120)
Inovio Pharmaceuticals, Inc.	16,900	(56,277)
Ironwood Pharmaceuticals, Inc.	34,500	(425,040)
Isis Pharmaceuticals, Inc.	1,300	(56,173)
Keryx Biopharmaceuticals, Inc.	91,600	(1,560,864)
Lexicon Pharmaceuticals, Inc.	2,300	(3,979)
MannKind Corp.	800	(3,216)
Medivation, Inc.	900	(57,933)
Merrimack Pharmaceuticals, Inc.	22,100	(111,384)
Nektar Therapeutics	2,000	(24,240)
Novavax, Inc.	8,400	(38,052)
Nupathe, Inc.	900	(0)
Opexa Therapeutics, Inc.	300	(555)
Orexigen Therapeutics, Inc.	18,900	(122,850)
Peregrine Pharmaceuticals, Inc.	8,700	(16,530)
Pharmacyclics, Inc. (d)	16,900	(1,693,718)
Progenics Pharmaceuticals, Inc.	100	(409)
Raptor Pharmaceutical Corp.	3,100	(31,000)
Repros Therapeutics, Inc.	6,600	(117,084)
Sangamo Biosciences, Inc.	5,900	(106,672)
Sarepta Therapeutics, Inc.	10,000	(240,300)
Spectrum Pharmaceuticals, Inc.	8,100	(63,504)
Star Scientific, Inc.	1,000	(785)
StemCells, Inc.	200	(268)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Synergy Pharmaceuticals, Inc.	33,900	$(180,009)
Synta Pharmaceuticals Corp.	5,200	(22,412)
Vanda Pharmaceuticals, Inc.	2,700	(43,875)
Ventrus Biosciences, Inc.	1,000	(1,280)
Vivus, Inc.	19,300	(114,642)
XOMA Corp.	2,000	(10,420)
Zoetis, Inc. (d)	114,100	(3,302,054)
Zogenix, Inc.	1,000	(2,845)

		(19,935,738)

Chemicals — (0.1)%
Amyris, Inc.	100	(373)
Axiall Corp.	7,400	(332,408)
Olin Corp.	5,200	(143,572)
Rentech, Inc.	3,200	(6,080)
Sigma-Aldrich Corp.	2,800	(261,464)

		(743,897)

Construction Materials — (0.1)%
Trex Co., Inc.	9,700	(709,652)

Consumer Discretionary Services — (0.0)%
Advisory Board Co. (The)	500	(32,125)
CBIZ, Inc.	100	(916)
Healthcare Services Group, Inc.	100	(2,906)
HMS Holdings Corp.	6,500	(123,825)
Weight Watchers International, Inc.	13,100	(269,074)

		(428,846)

Consumer Products — (0.2)%
Annie’s, Inc.	500	(20,095)
Brown-Forman Corp. Class B	600	(53,814)
Clearwater Paper Corp.	8,300	(520,161)
Colgate-Palmolive Co.	24,700	(1,602,289)
Post Holdings, Inc.	1,300	(71,656)
Snyders-Lance, Inc.	100	(2,819)

		(2,270,834)

Distribution/Wholesale — Consumer Staples — (0.0)%
United Natural Foods, Inc.	200	(14,184)

Distributors — (0.1)%
Fastenal Co.	13,000	(641,160)

Electrical Equipment — (0.1)%
Capstone Turbine Corp.	18,800	(40,044)
Cognex Corp.	2,100	(71,106)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
InvenSense, Inc.	38,500	$(911,295)
Revolution Lighting Technologies, Inc.	900	(2,835)

		(1,025,280)

Engineering & Construction Services — (0.0)%
Kratos Defense & Security Solutions, Inc.	17,300	(130,442)

Hardware — (0.7)%
3D Systems Corp.	20,300	(1,200,745)
Acacia Research Corp.	4,200	(64,176)
Aruba Networks, Inc.	121,300	(2,274,375)
CalAmp Corp.	3,000	(83,610)
Ciena Corp.	1,800	(40,932)
Diebold, Inc.	39,200	(1,563,688)
Dot Hill Systems Corp.	200	(774)
ExOne Co. (The)	2,200	(78,826)
Extreme Networks, Inc.	300	(1,740)
Finisar Corp.	14,500	(384,395)
Fortinet, Inc.	4,200	(92,526)
Fusion-io, Inc.	40,000	(420,800)
Microvision, Inc.	1,300	(2,509)
Procera Networks, Inc.	5,200	(54,028)
Ruckus Wireless, Inc.	700	(8,512)
Stratasys Ltd.	500	(53,045)
Synaptics, Inc.	14,300	(858,286)
Violin Memory, Inc.	300	(1,200)
Vocera Communications, Inc.	800	(13,064)
Zebra Technologies Corp. Class A	12,900	(895,389)
Zhone Technologies, Inc.	3,400	(14,348)

		(8,106,968)

Health Care Facilities/Services — (1.0)%
BioScrip, Inc.	24,300	(169,614)
Catamaran Corp.	7,600	(340,176)
Community Health Systems, Inc.	1,300	(50,921)
DaVita HealthCare Partners, Inc. (d)	64,800	(4,461,480)
Express Scripts Holding Co.	25,000	(1,877,250)
Humana, Inc. (d)	20,000	(2,254,400)
Kindred Healthcare, Inc.	2,500	(58,550)
Laboratory Corp. of America Holdings (d)	25,400	(2,494,534)
Neostem, Inc.	12,600	(88,830)
Tenet Healthcare Corp.	3,200	(136,992)

		(11,932,747)

Home & Office Products — (0.1)%
Beazer Homes USA, Inc.	3,100	(62,248)
Hovnanian Enterprises, Inc. Class A	27,800	(131,494)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
iRobot Corp.	200	$(8,210)
KB Home	18,300	(310,917)
M/I Homes, Inc.	2,400	(53,808)
Ryland Group, Inc. (The)	2,200	(87,846)
Standard Pacific Corp.	10,600	(88,086)
Tile Shop Holdings, Inc.	3,100	(47,895)

		(790,504)

Industrial Distribution — (0.0)%
MSC Industrial Direct Co., Inc. Class A	100	(8,652)
Titan Machinery, Inc.	4,300	(67,381)

		(76,033)

Institutional Financial Service — (0.5)%
Bank of New York Mellon Corp. (The)	6,300	(222,327)
FXCM, Inc. Class A	5,500	(81,235)
Goldman Sachs Group, Inc. (The)	14,700	(2,408,595)
Greenhill & Co., Inc.	100	(5,198)
IntercontinentalExchange Group, Inc.	3,831	(757,887)
JPMorgan Chase & Co.	7,300	(443,183)
Morgan Stanley	77,000	(2,400,090)
Northern Trust Corp.	200	(13,112)

		(6,331,627)

Insurance — (0.2)%
Amtrust Financial Services, Inc.	18,070	(679,613)
HCI Group, Inc.	300	(10,920)
Radian Group, Inc.	125,700	(1,889,271)
Universal Insurance Holdings, Inc.	400	(5,080)

		(2,584,884)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	66,400	(479,408)
Arch Coal, Inc.	197,800	(953,396)
United States Steel Corp.	4,400	(121,484)

		(1,554,288)

Leisure Products — (0.0)%
Polaris Industries, Inc.	900	(125,739)
Winnebago Industries, Inc.	1,800	(49,302)

		(175,041)

Machinery — (0.0)%
Briggs & Stratton Corp.	4,100	(91,225)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Manufactured Goods — 0.0%
NCI Building Systems, Inc.	4,300	$(75,078)
Proto Labs, Inc.	200	(13,534)

		(88,612)

Media Content — (0.5)%
Angie’s List, Inc.	7,700	(93,786)
Bankrate, Inc.	22,100	(374,374)
Bazaarvoice, Inc.	3,300	(24,090)
Dex Media, Inc.	3,800	(34,960)
DreamWorks Animation SKG, Inc. Class A	3,600	(95,580)
Gannett Co., Inc.	39,000	(1,076,400)
Groupon, Inc.	45,400	(355,936)
LinkedIn Corp.	1,000	(184,940)
MeetMe, Inc.	2,800	(9,128)
Millennial Media, Inc.	33,400	(231,128)
Sirius XM Holdings, Inc.	92,100	(294,720)
Trulia, Inc.	43,500	(1,444,200)
Twitter, Inc.	2,200	(102,674)
Walt Disney Co. (The)	200	(16,014)
WebMD Health Corp.	18,800	(778,320)
World Wrestling Entertainment, Inc. Class A	6,300	(181,944)
Zillow, Inc. Class A	500	(44,050)
Zynga, Inc. Class A	34,500	(148,350)

		(5,490,594)

Medical Equipment/Devices — (2.4)%
ABIOMED, Inc.	24,700	(643,188)
Affymetrix, Inc.	1,600	(11,408)
Biolase, Inc.	3,745	(9,025)
BioTelemetry, Inc.	800	(8,072)
Boston Scientific Corp. (d)	235,000	(3,177,200)
Cepheid, Inc.	5,600	(288,848)
Cerus Corp.	9,400	(45,120)
Cytori Therapeutics, Inc.	200	(540)
Danaher Corp. (d)	20,400	(1,530,000)
Endologix, Inc.	2,100	(27,027)
Exact Sciences Corp.	4,300	(60,931)
ImmunoCellular Therapeutics Ltd.	6,400	(7,808)
Medtronic, Inc. (d)	53,500	(3,292,390)
Navidea Biopharmaceuticals, Inc.	9,700	(17,945)
Opko Health, Inc.	10,900	(101,588)
Pall Corp. (d)	52,567	(4,703,170)
Rockwell Medical, Inc.	6,400	(81,024)
Sequenom, Inc.	29,000	(71,050)
Spectranetics Corp.	1,000	(30,310)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Stereotaxis, Inc.	1,400	$(5,950)
Stryker Corp. (d)	58,600	(4,774,142)
TearLab Corp.	6,800	(45,968)
Unilife Corp.	6,800	(27,676)
Varian Medical Systems, Inc. (d)	19,964	(1,676,776)
Volcano Corp.	700	(13,797)
Waters Corp. (d)	28,400	(3,078,844)
Zimmer Holdings, Inc. (d)	48,400	(4,577,672)

		(28,307,469)

Metals & Mining — (0.1)%
Allied Nevada Gold Corp.	82,700	(356,437)
Century Aluminum Co.	2,600	(34,346)
Gold Resource Corp.	2,400	(11,472)
Golden Star Resources Ltd.	14,100	(8,516)
Hecla Mining Co.	28,700	(88,109)
Midway Gold Corp.	500	(525)
Molycorp, Inc.	26,300	(123,347)
Paramount Gold and Silver Corp.	4,400	(5,412)
Thompson Creek Metals Co., Inc.	3,900	(8,502)
Uranerz Energy Corp.	500	(870)
US Silica Holdings, Inc.	4,000	(152,680)
Vista Gold Corp.	200	(102)

		(790,318)

Oil Gas & Coal — (0.7)%
Alon USA Energy, Inc.	24,500	(366,030)
Alpha Natural Resources, Inc.	164,200	(697,850)
BPZ Resources, Inc.	4,000	(12,720)
Clean Energy Fuels Corp.	1,300	(11,622)
Cobalt International Energy, Inc.	53,700	(983,784)
Comstock Resources, Inc.	48,700	(1,112,795)
Emerald Oil, Inc.	48,500	(325,920)
Endeavour International Corp.	10,000	(32,500)
EOG Resources, Inc.	200	(39,234)
EXCO Resources, Inc.	53,200	(297,920)
Flotek Industries, Inc.	200	(5,570)
Forest Oil Corp.	3,000	(5,730)
FX Energy, Inc.	1,500	(5,010)
Gastar Exploration, Inc.	1,200	(6,564)
Geospace Technologies Corp.	1,900	(125,723)
Goodrich Petroleum Corp.	4,400	(69,608)
Gulfport Energy Corp.	1,100	(78,298)
Halcon Resources Corp.	157,200	(680,676)
Harvest Natural Resources, Inc.	100	(376)
HollyFrontier Corp.	1,400	(66,612)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
James River Coal Co.	2,200	$(1,650)
LinnCo LLC	1,301	(35,192)
Magnum Hunter Resources Corp.	82,966	(705,211)
Midstates Petroleum Co., Inc.	30,100	(161,336)
Northern Oil and Gas, Inc.	700	(10,234)
PBF Energy, Inc.	14,100	(363,780)
PetroQuest Energy, Inc.	100	(570)
Pioneer Natural Resources Co.	5,200	(973,128)
Quicksilver Resources, Inc.	25,800	(67,854)
Resolute Energy Corp.	1,800	(12,960)
Rex Energy Corp.	2,700	(50,517)
Rice Energy, Inc.	100	(2,639)
Swift Energy Co.	2,600	(27,976)
Triangle Petroleum Corp.	1,800	(14,832)
Ultra Petroleum Corp.	2,500	(67,225)
Vantage Drilling Co.	100	(171)
Walter Energy, Inc.	99,800	(754,488)
ZaZa Energy Corp.	200	(150)

		(8,174,455)

Real Estate Investment Trusts (REITs) — (0.6)%
American Realty Capital Properties, Inc.	2,660	(37,293)
Ashford Hospitality Trust, Inc.	14,600	(164,542)
Associated Estates Realty Corp.	8,000	(135,520)
Boston Properties, Inc.	6,100	(698,633)
Campus Crest Communities, Inc.	30,800	(267,344)
CBL & Associates Properties, Inc.	10,300	(182,825)
Chambers Street Properties	3,400	(26,418)
Chatham Lodging Trust	3,500	(70,770)
CommonWealth REIT	1,300	(34,190)
DDR Corp.	1,300	(21,424)
DiamondRock Hospitality Co.	11,100	(130,425)
Digital Realty Trust, Inc.	14,200	(753,736)
DuPont Fabros Technology, Inc.	3,600	(86,652)
Excel Trust, Inc.	2,300	(29,164)
First Industrial Realty Trust, Inc.	1,000	(19,320)
First Potomac Realty Trust	400	(5,168)
Gaming and Leisure Properties, Inc.	32	(1,167)
Glimcher Realty Trust	1,200	(12,036)
Health Care REIT, Inc.	3,000	(178,800)
Healthcare Realty Trust, Inc.	9,800	(236,670)
Host Hotels & Resorts, Inc.	3,800	(76,912)
Mack-Cali Realty Corp.	3,500	(72,765)
National Retail Properties, Inc.	6,100	(209,352)
Parkway Properties, Inc./Md	362	(6,607)
Piedmont Office Realty Trust, Inc. Class A	200	(3,430)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Prologis, Inc.	17,000	$(694,110)
Public Storage	600	(101,094)
Realty Income Corp.	23,700	(968,382)
Ryman Hospitality Properties, Inc.	1,400	(59,528)
SL Green Realty Corp.	500	(50,310)
Spirit Realty Capital, Inc.	61,000	(669,780)
Summit Hotel Properties, Inc.	7,700	(71,456)
Vornado Realty Trust	6,300	(620,928)
Washington Real Estate Investment Trust	3,000	(71,640)

		(6,768,391)

Real Estate Operation & Services — (0.0)%
WP Carey, Inc.	1,700	(102,119)

Renewable Energy — (0.0)%
FuelCell Energy, Inc.	14,200	(35,216)
Gevo, Inc.	2,100	(2,457)
KiOR, Inc. Class A	5,300	(3,037)
Ocean Power Technologies, Inc.	300	(1,119)
Pacific Ethanol, Inc.	3,900	(60,684)
Plug Power, Inc.	4,600	(32,660)
Silver Spring Networks, Inc.	100	(1,738)
SolarCity Corp.	1,000	(62,620)
Solazyme, Inc.	10,100	(117,261)
Uni-Pixel, Inc.	3,900	(29,874)

		(346,666)

Retail Discretionary — (0.5)%
Aeropostale, Inc.	62,900	(315,758)
American Apparel, Inc.	300	(150)
bebe stores, Inc.	8,300	(50,796)
Blyth, Inc.	900	(9,657)
Bon-Ton Stores, Inc. (The)	8,400	(92,232)
Cabela’s, Inc.	29,700	(1,945,647)
CarMax, Inc.	8,900	(416,520)
Conn’s, Inc.	2,400	(93,240)
DSW, Inc. Class A	4,100	(147,026)
Five Below, Inc.	3,900	(165,672)
Francesca’s Holdings Corp.	11,600	(210,424)
Group 1 Automotive, Inc.	200	(13,132)
Jos A Bank Clothiers, Inc.	1,000	(64,300)
Kohl’s Corp.	23,800	(1,351,840)
Monro Muffler Brake, Inc.	100	(5,688)
Office Depot, Inc.	33,403	(137,954)
Overstock.com, Inc.	1,500	(29,550)
PHH Corp.	6,800	(175,712)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Pier 1 Imports, Inc.	3,000	$(56,640)
RadioShack Corp.	5,300	(11,236)
Restoration Hardware Holdings, Inc.	2,700	(198,693)
Sears Holdings Corp.	9,000	(429,840)
Stage Stores, Inc.	400	(9,780)
Tiffany & Co.	300	(25,845)
United Online, Inc.	3,058	(35,351)

		(5,992,683)

Retail Staples — (0.2)%
CST Brands, Inc.	52,000	(1,624,480)
Fairway Group Holdings Corp.	600	(4,584)
Nutrisystem, Inc.	3,500	(52,745)
Roundy’s, Inc.	33,800	(232,544)

		(1,914,353)

Semiconductors — (0.1)%
Advanced Micro Devices, Inc.	3,800	(15,238)
ANADIGICS, Inc.	300	(510)
Applied Micro Circuits Corp.	13,200	(130,680)
Cypress Semiconductor Corp.	31,500	(323,505)
GT Advanced Technologies, Inc.	16,700	(284,735)
Lam Research Corp.	400	(22,000)
Microchip Technology, Inc.	2,600	(124,176)
Parkervision, Inc.	2,500	(12,000)
Pixelworks, Inc.	1,000	(5,540)
QuickLogic Corp.	200	(1,042)

		(919,426)

Software — (0.4)%
8x8, Inc.	3,300	(35,673)
athenahealth, Inc.	800	(128,192)
BroadSoft, Inc.	200	(5,346)
Cerner Corp.	11,100	(624,375)
Dealertrack Technologies, Inc.	23,200	(1,141,208)
FireEye, Inc.	5,000	(307,850)
Glu Mobile, Inc.	35,000	(165,900)
inContact, Inc.	700	(6,720)
Jive Software, Inc.	11,400	(91,314)
KEYW Holding Corp. (The)	1,900	(35,549)
Manhattan Associates, Inc.	2,800	(98,084)
Merge Healthcare, Inc.	3,600	(8,784)
Mitek Systems, Inc.	3,500	(13,545)
NetSuite, Inc.	400	(37,932)
Rally Software Development Corp.	300	(4,014)
RealPage, Inc.	1,000	(18,160)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Synchronoss Technologies, Inc.	33,700	$(1,155,573)
Tangoe, Inc.	6,500	(120,835)
Textura Corp.	1,300	(32,773)
Tyler Technologies, Inc.	700	(58,576)
VirnetX Holding Corp.	1,900	(26,942)
Vringo, Inc.	40,200	(139,494)

		(4,256,839)

Specialty Finance — (0.6)%
Ares Commercial Real Estate Corp.	7,900	(105,939)
ARMOUR Residential REIT, Inc.	118,400	(487,808)
CAI International, Inc.	2,900	(71,543)
Capital One Financial Corp.	300	(23,148)
Colony Financial, Inc.	2,300	(50,485)
CYS Investments, Inc.	10,600	(87,556)
Dynex Capital, Inc.	1,100	(9,845)
Ellie Mae, Inc.	2,100	(60,564)
Harbinger Group, Inc.	1,200	(14,676)
Hatteras Financial Corp.	21,900	(412,815)
Heartland Payment Systems, Inc.	800	(33,160)
Higher One Holdings, Inc.	900	(6,507)
JAVELIN Mortgage Investment Corp.	1,000	(13,410)
Leucadia National Corp.	35,500	(994,000)
Main Street Capital Corp.	500	(16,430)
Medley Capital Corp.	27,200	(370,192)
MGIC Investment Corp.	27,300	(232,596)
Nationstar Mortgage Holdings, Inc.	6,200	(201,252)
New York Mortgage Trust, Inc.	4,100	(31,898)
Ocwen Financial Corp.	12,000	(470,160)
Portfolio Recovery Associates, Inc.	34,345	(1,987,202)
RAIT Financial Trust	8,100	(68,769)
Redwood Trust, Inc.	11,000	(223,080)
Starwood Waypoint Residential Trust	100	(2,879)
Walter Investment Management Corp.	39,100	(1,166,353)
Western Asset Mortgage Capital Corp.	27,635	(432,211)

		(7,574,478)

Technology Services — (0.0)%
Bottomline Technologies de, Inc.	14,500	(509,675)
Cyan, Inc.	200	(854)
Gartner, Inc.	600	(41,664)
Thomson Reuters Corp.	1,700	(58,140)

		(610,333)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
Telecommunications — (0.2)%
CenturyLink, Inc.	15,800	$(518,872)
Cincinnati Bell, Inc.	2,100	(7,266)
DigitalGlobe, Inc.	21,000	(609,210)
EarthLink Holdings Corp.	7,300	(26,353)
Iridium Communications, Inc.	4,500	(33,795)
NII Holdings, Inc.	15,200	(18,088)
Sprint Corp.	133,000	(1,222,270)
T-Mobile US, Inc.	2,100	(69,363)

		(2,505,217)

Transportation & Logistics — (0.0)%
Baltic Trading Ltd.	13,600	(85,816)
Genco Shipping & Trading Ltd.	600	(1,056)
Macquarie Infrastructure Co. LLC	1,500	(85,905)
Roadrunner Transportation Systems, Inc.	100	(2,524)
UTi Worldwide, Inc.	4,200	(44,478)
XPO Logistics, Inc.	4,400	(129,404)
YRC Worldwide, Inc.	5,300	(119,250)

		(468,433)

Transportation Equipment — (0.0)%
Accuride Corp.	200	(886)
Navistar International Corp.	500	(16,935)
Wabash National Corp.	100	(1,376)

		(19,197)

Travel Lodging & Dining — (0.3)%
Bob Evans Farms, Inc.	3,900	(195,117)
Churchill Downs, Inc.	300	(27,390)
Dunkin’ Brands Group, Inc.	46,400	(2,328,352)
Marriott International, Inc. Class A	19,900	(1,114,798)
Starbucks Corp.	200	(14,676)

		(3,680,333)

Utilities — (0.3)%
Aqua America, Inc.	1,000	(25,070)
Atlantic Power Corp.	52,700	(152,830)
Black Hills Corp.	300	(17,295)
Cleco Corp.	100	(5,058)
Duke Energy Corp.	2,900	(206,538)
IDACORP, Inc.	400	(22,188)
Laclede Group, Inc. (The)	800	(37,720)
NRG Energy, Inc.	82,900	(2,636,220)
Pepco Holdings, Inc.	24,600	(503,808)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value
PNM Resources, Inc.	100	$(2,703)
PPL Corp.	1,500	(49,710)
UIL Holdings Corp.	900	(33,129)
Westar Energy, Inc.	1,000	(35,160)

		(3,727,429)

Waste & Environmental Service Equipment & Facility — (0.0)%
Nuverra Environmental Solutions, Inc.	8,170	(165,769)

Total United States		(142,186,659)

TOTAL COMMON STOCK (PROCEEDS $156,174,810)		(159,087,104)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.8)%
United States — (0.8)%
Apparel & Textile Products — (0.1)%
William Carter Co. (The), 5.25%, 08/15/21 (d),(f)	$850,000	$(882,937)

Containers & Packaging — (0.1)%
Ball Corp., 4.00%, 11/15/23 (d)	1,708,000	(1,614,060)

Financial Services — (0.3)%
Denali Borrower LLC / Denali Finance Corp., 5.63%, 10/15/20 (d),(f)	3,000,000	(3,067,500)

Food & Beverage — (0.1)%
Constellation Brands, Inc., 3.75%, 05/01/21 (d)	900,000	(884,250)

Pipeline — (0.2)%
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, 07/15/23 (d)	2,022,000	(1,966,395)

Retail Discretionary — (0.0)%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 05/20/22 (d)	500,000	(551,250)

Total United States		(8,966,392)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $8,727,647)		(8,966,392)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (4.5)%
Alerian MLP ETF	29,500	$(520,970)
Consumer Staples Select Sector SPDR Fund	15,706	(676,300)
Financial Select Sector SPDR Fund	233,600	(5,218,624)
Health Care Select Sector SPDR Fund (d)	83,808	(4,901,930)
iShares iBoxx $ Investment Grade Corporate Bond ETF	45,692	(5,344,593)
iShares Russell 2000 ETF (d)	28,163	(3,276,484)
SPDR S&P 500 ETF Trust (d)	13,000	(2,431,520)
SPDR S&P Metals & Mining ETF	30,900	(1,289,457)
SPDR S&P Oil & Gas Exploration & Production ETF	8,180	(587,569)
SPDR S&P Regional Banking ETF	359,815	(14,889,145)
Vanguard FTSE Developed Markets ETF	237,855	(9,816,276)
Vanguard FTSE Emerging Markets ETF	104,500	(4,240,610)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $50,393,058)		(53,193,478)

TOTAL SECURITIES SOLD SHORT — (18.7%) (PROCEEDS $215,295,515)		$(221,246,974)

Footnote Legend:

(a)	Non-income producing.
(b)	All or a portion of this security is earmarked to cover obligations related to open derivative financial instruments and other financial statements.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933.
(g)	Variable/floating interest rate security. Rate presented is as of March 31, 2014.
(h)	All or a portion of this security has been pledged as collateral in connection with open reverse repurchase agreements.
(i)	Security considered illiquid.
(j)	Security is currently in default due to bankruptcy or failure of the issuer to make payment of principal or interest.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2014. Maturity date presented is the ultimate maturity.
(l)	The cost of investments for federal tax purposes amounts to $805,776,178.
(m)	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of this balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Options Written Contracts Outstanding as of March 31, 2014:

Exchange-Traded Put Options Written	Strike Price	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
Financial Select Sector SPDR Fund	18.00 USD	04/19/14	2,943	$(26,486)	$(5,886)	$20,600
Ipath S&P 500 VIX Short-Term Future	25.00 USD	11/22/14	624	(105,732)	(32,136)	73,596
S&P 500 Index	1,750.00 USD	04/19/14	121	(35,937)	(18,755)	17,182
S&P 500 Index	1,550.00 USD	09/20/14	34	(68,000)	(44,200)	23,800
S&P 500 Index	1,575.00 USD	06/21/14	68	(60,520)	(28,220)	32,300
S&P 500 Index	1,600.00 USD	06/21/14	66	(54,450)	(31,680)	22,770

				$(351,125)	$(160,877)	$190,248

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
Call — USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 USD	11/05/15	$800,000 USD	$(4,880)	$(8,246)	$(3,366)
Call — USD/CNH Currency	JPMorgan Chase Bank, N.A.	6.80 USD	11/05/15	9,340,000 USD	(57,348)	(96,274)	(38,926)
Call — USD/JPY Currency	JPMorgan Chase Bank, N.A.	110.00 USD	12/30/14	21,310,000 USD	(403,824)	(233,116)	170,708
Call — USD/JPY Currency	JPMorgan Chase Bank, N.A.	105.00 USD	12/30/14	21,310,000 USD	(678,297)	(527,863)	150,434

					$(1,144,349)	$(865,499)	$278,850

FX OTC Put Options Written
Put — USD/BRL Currency	JPMorgan Chase Bank, N.A.	2.30 USD	12/31/14	$1,170,000 USD	$(32,228)	$(21,354)	$10,874
Put — USD/JPY Currency	JPMorgan Chase Bank, N.A.	90.00 USD	12/30/14	21,310,000 USD	(492,261)	(90,498)	401,763

					$(524,489)	$(111,852)	$412,637

OTC Put Options Written
Euro STOXX Banks	JPMorgan Chase Bank, N.A.	113.92 EUR	04/17/14	$31,353 EUR	$(31,378)	$(78)	$31,300
Financial Select Sector SPDR Fund	JPMorgan Chase Bank, N.A.	18.00 USD	04/17/14	292,912 USD	(29,291)	(60)	29,231
Financial Select Sector SPDR Fund	JPMorgan Chase Bank, N.A.	18.50 USD	06/20/14	627,471 USD	(78,434)	(26,993)	51,441
Financial Select Sector SPDR Fund	JPMorgan Chase Bank, N.A.	18.75 USD	06/20/14	283,715 USD	(25,534)	(14,641)	10,893

					$(164,637)	$(41,772)	$122,865

Total Options Written Outstanding					$(2,184,600)	$(1,180,000)	$1,004,600

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Reverse Repurchase Agreements Outstanding as of March 31, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.91%	03/12/2014	04/11/2014	$ 3,674,000	$ 3,677,898
Bank of America Merrill Lynch	1.91%	03/14/2014	04/14/2014	8,054,000	8,061,692
Bank of America Merrill Lynch	1.81%	03/21/2014	05/01/2014	3,835,000	3,836,664
Credit Suisse Securities (USA) LLC	1.90%	03/03/2014	04/02/2014	19,386,000	19,415,742
Credit Suisse Securities (USA) LLC	1.90%	03/25/2014	04/25/2014	4,194,000	4,195,553

Total Reverse Repurchase Agreements Outstanding				$ 39,143,000	$ 39,187,549

Futures Contracts Outstanding at March 31, 2014

Description	Number of Contracts	Exchange	Notional Contract Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
90 Day Bank Bill	115	ASX	115,000,000 AUD	09/10/15	$(18,121)
90 Day Euro	1,457	CME	364,250,000 USD	03/16/15	(54,638)
90 Day Sterling	540	NYSE-LIFFE	67,500,000 GBP	06/17/15	(91,860)
Canada 10-Year Bond	440	TSX	44,000,000 CAD	06/19/14	(7,200)
Cocoa	70	CME	700 USD	05/14/14	(2,790)
Corn	171	CME	855,000 USD	05/14/14	168,687
Euro Stoxx 50	102	Eurex	1,020 EUR	06/20/14	188,297
Euro-BTP	391	Eurex	39,100,000 EUR	06/06/14	696,250
Euro-Oat	279	Eurex	27,900,000 EUR	06/06/14	479,546
FTSE/MIB Index	34	Eurex	170 EUR	06/20/14	203,754
Gasoline RBOB	46	CME	1,932,000 USD	04/30/14	98,644
Gold 100 OZ	11	CME	1,100 USD	06/26/14	(37,544)
IBEX 35 Index	26	Eurex	260 EUR	04/17/14	162,797
Lean Hogs	227	CME	9,080,000 USD	06/13/14	(540,224)
Live Cattle	344	CME	13,760,000 USD	08/29/14	5,487
Natural Gas	16	CME	160,000 USD	04/28/14	12,820
Nikkei 225	45	TSE	45,000 JPY	06/12/14	(124,371)
NY Harb ULSD	70	CME	2,940,000 USD	06/30/14	101,816
OMXS30 Index	237	STO	23,700 SEK	04/16/14	120,660
S&P 500 E-Mini Index	14	CME	700 USD	06/20/14	2,686
SGX CNX Nifty	320	CME	640 USD	04/24/14	59,712
Soybean	145	CME	725,000 USD	07/14/14	282,888
Soybean Meal	152	CME	15,200 USD	07/14/14	417,790
Sugar 11	176	CME	19,712,000 USD	04/30/14	(73,979)
Swiss Market Index	54	Eurex	540 CHF	06/20/14	153,177
TOPIX Index	7	TSE	70,000 JPY	06/12/14	4,205
Wheat	122	CME	610,000 USD	07/14/14	(65,669)
WTI Crude	90	CME	90,000 USD	06/20/14	271,480

					$2,414,300

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Description	Number of Contracts	Exchange	Notional Contract Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Short Futures
3 Month Euro	651	NYSE-LIFFE	162,750,000 EUR	03/16/15	$45,549
90 Day Eurodollar	34	CME	8,500,000 USD	09/15/14	(3,112)
90 Day Eurodollar	21	CME	5,250,000 USD	09/14/15	8,397
90 Day Eurodollar	38	CME	9,500,000 USD	06/16/14	(3,459)
90 Day Eurodollar	20	CME	5,000,000 USD	12/15/14	(1,420)
90 Day Eurodollar	21	CME	5,250,000 USD	03/16/15	(1,404)
90 Day Eurodollar	24	CME	6,000,000 USD	06/15/15	3,501
90 Day Eurodollar	13	CME	3,250,000 USD	12/14/15	7,354
90 Day Eurodollar	13	CME	3,250,000 USD	03/14/16	8,942
90 Day Eurodollar	11	CME	2,750,000 USD	06/13/16	9,910
90 Day Eurodollar	11	CME	2,750,000 USD	09/19/16	10,184
90 Day Eurodollar	4	CME	1,000,000 USD	03/13/17	2,940
90 Day Eurodollar	6	CME	1,500,000 USD	12/19/16	5,897
90 Day Eurodollar	4	CME	1,000,000 USD	06/19/17	2,240
Australia 10-Year Bond	82	ASX	8,200,000 AUD	06/16/14	(37,299)
Bank Accept	856	TSX	214,000,000 CAD	03/16/15	8,796
CAC40 10 Euro	98	Eurex	980 EUR	04/17/14	(191,714)
CBOE VIX	239	CME	239,000 USD	06/17/14	116,595
CBOE VIX	92	CME	92,000 USD	05/20/14	40,515
Corn	368	CME	1,840,000 USD	07/14/14	(366,151)
DAX Index	14	Eurex	350 EUR	06/20/14	(218,185)
Euro CHF 3 Month	1,100	Eurex	275,000,000 CHF	03/16/15	11,566
Euro-Bund	297	Eurex	29,700,000 EUR	06/06/14	(255,335)
Euro Stoxx 50 Index	1,466	Eurex	14,660 EUR	06/20/14	(2,186,906)
FTSE 100 Index	19	NYSE-LIFFE	190 GBP	06/20/14	(2,183)
Gasoline RBOB	64	CME	2,688,000 USD	06/30/14	(180,578)
Hang Seng Index	26	SEHK	1,300 HKD	04/29/14	(68,282)
Japan 10-Year Bond	48	TSE	4,800,000,000 JPY	06/11/14	62,682
Lean Hogs	222	CME	8,880,000 USD	07/15/14	394,103
Live Cattle	149	CME	5,960,000 USD	06/30/14	(53,640)
Long Gilt	193	NYSE-LIFFE	19,300,000 GBP	06/26/14	(5,435)
Mex Bolsa Index	190	BMV	1,900 MXN	06/20/14	(234,832)
Nasdaq 100 E-Mini Index	60	CME	1,200 USD	06/20/14	136,310
Nasdaq 100 E-Mini Index	92	CME	1,840 USD	06/20/14	140,638
NY Harb ULSD	50	CME	2,100,000 USD	04/30/14	(77,170)
S&P 500 E-Mini Index	79	CME	3,950 USD	06/20/14	699
S&P/TSX 60 Index	54	TSX	10,800 CAD	06/19/14	(59,782)
Soybean	104	CME	520,000 USD	05/14/14	(261,762)
Soybean Meal	68	CME	6,800 USD	05/14/14	(223,580)
Soybean Oil	102	CME	6,120,000 USD	05/14/14	177,890
Sugar 11	376	CME	42,112,000 USD	06/30/14	60,936
U.S. Treasury 10-Year Note	134	CME	13,400,000 USD	06/19/14	82,250
Wheat	262	CME	1,310,000 USD	09/12/14	128,702
WTI Crude	64	CME	64,000 USD	04/22/14	(194,460)

					$(3,160,093)

Total Futures Contracts Outstanding					$(745,793)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Foreign Currency Exchange Contracts Outstanding at March 31, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,777,400	USD	1,200,000	State Street Bank and Trust Company	04/02/14	$24,063
BRL	977,400	USD	400,000	State Street Bank and Trust Company	04/02/14	30,762
BRL	2,657,050	USD	1,100,000	JPMorgan Chase Bank, N.A.	04/16/14	66,763
BRL	5,844,515	USD	2,342,961	Morgan Stanley Capital Services LLC	07/29/14	152,967
CHF	2,239,000	USD	2,572,499	State Street Bank and Trust Company	06/18/14	(38,268)
COP	469,495,000	USD	233,000	JPMorgan Chase Bank, N.A.	04/21/14	4,801
DKK	10,050,210	EUR	1,350,000	JPMorgan Chase Bank, N.A.	06/16/14	(4,183)
EUR	500,000	CHF	609,668	Morgan Stanley Capital Services LLC	06/02/14	(1,216)
EUR	1,650,000	CHF	2,027,042	JPMorgan Chase Bank, N.A.	06/02/14	(21,145)
EUR	330,000	CHF	404,000	JPMorgan Chase Bank, N.A.	06/02/14	(2,635)
EUR	1,000,000	PLN	4,190,875	JPMorgan Chase Bank, N.A.	04/17/14	(7,021)
EUR	2,217,000	USD	3,088,303	State Street Bank and Trust Company	06/18/14	(34,410)
GBP	3,423,215	EUR	4,150,000	JPMorgan Chase Bank, N.A.	06/06/14	(12,374)
GBP	14,898	USD	24,674	Morgan Stanley Capital Services LLC	06/30/14	147
GBP	12,244,000	USD	20,360,180	State Street Bank and Trust Company	06/18/14	40,619
HUF	34,185,750	USD	150,519	JPMorgan Chase Bank, N.A.	06/18/14	2,075
ILS	49,607,000	USD	14,331,070	State Street Bank and Trust Company	06/18/14	(115,635)
JPY	25,900,000	USD	253,966	Morgan Stanley Capital Services LLC	06/30/14	(2,916)
JPY	586,072,050	USD	5,704,308	Morgan Stanley Capital Services LLC	06/30/14	(23,493)
JPY	823,152,000	USD	8,118,510	State Street Bank and Trust Company	06/18/14	(140,158)
KRW	8,002,382,848	USD	7,433,014	State Street Bank and Trust Company	06/18/14	69,736
MXN	66,610,625	USD	5,000,000	JPMorgan Chase Bank, N.A.	06/18/14	71,902
MYR	1,317,676	USD	400,000	JPMorgan Chase Bank, N.A.	06/18/14	3,195
NGN	166,400,000	USD	1,000,000	JPMorgan Chase Bank, N.A.	05/08/14	(2,112)
NGN	253,500,000	USD	1,500,000	JPMorgan Chase Bank, N.A.	05/19/14	15,350
NGN	166,750,000	USD	1,000,000	JPMorgan Chase Bank, N.A.	04/07/14	8,863
NGN	84,090,000	USD	509,853	JPMorgan Chase Bank, N.A.	04/07/14	(1,095)
NOK	26,747,853	EUR	3,226,754	JPMorgan Chase Bank, N.A.	06/06/14	11,015
PHP	5,876,550	USD	130,185	JPMorgan Chase Bank, N.A.	08/20/14	689
PLN	4,203,077	EUR	1,000,000	JPMorgan Chase Bank, N.A.	04/17/14	11,053

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	1,831,680	USD	600,000	JPMorgan Chase Bank, N.A.	06/18/14	$2,816
SEK	30,662,648	EUR	3,455,316	JPMorgan Chase Bank, N.A.	06/09/14	(27,243)
SEK	78,724,000	USD	12,349,056	State Street Bank and Trust Company	06/18/14	(200,551)
SGD	2,475,654	USD	1,950,470	JPMorgan Chase Bank, N.A.	06/06/14	17,683
TRY	1,112,000	USD	500,000	JPMorgan Chase Bank, N.A.	04/16/14	17,338
TRY	16,398,000	USD	7,138,876	State Street Bank and Trust Company	06/18/14	352,063
ZAR	9,553,950	USD	900,000	JPMorgan Chase Bank, N.A.	04/16/14	5,533
ZAR	2,208,803	USD	199,995	JPMorgan Chase Bank, N.A.	06/18/14	7,310
ZAR	5,397,500	USD	500,000	JPMorgan Chase Bank, N.A.	04/16/14	11,581
ZAR	75,084,000	USD	6,894,829	State Street Bank and Trust Company	06/18/14	152,107
USD	5,000,000	AUD	5,571,993	JPMorgan Chase Bank, N.A.	06/18/14	(140,368)
USD	25,861,065	AUD	28,762,000	State Street Bank and Trust Company	06/18/14	(672,936)
USD	1,600,000	BRL	3,883,840	State Street Bank and Trust Company	04/02/14	(111,697)
USD	1,200,000	BRL	2,843,760	State Street Bank and Trust Company	07/02/14	(23,596)
USD	1,098,947	BRL	2,503,952	JPMorgan Chase Bank, N.A.	04/16/14	(587)
USD	4,820,981	BRL	11,351,000	State Street Bank and Trust Company	04/02/14	(181,663)
USD	10,589,125	CAD	11,757,000	State Street Bank and Trust Company	06/18/14	(26,427)
USD	5,922,972	CHF	5,223,025	Morgan Stanley Capital Services LLC	06/30/14	10,658
USD	79,358	CHF	70,175	Morgan Stanley Capital Services LLC	06/30/14	(78)
USD	268,002	CLP	155,033,535	Morgan Stanley Capital Services LLC	06/18/14	(12,511)
USD	60,000	CLP	33,519,000	Morgan Stanley Capital Services LLC	06/18/14	(648)
USD	13,543,685	CZK	265,849,000	State Street Bank and Trust Company	06/18/14	195,969
USD	13,780,000	EUR	10,000,000	State Street Bank and Trust Company	04/24/14	4,164
USD	24,585	GBP	14,898	Morgan Stanley Capital Services LLC	06/30/14	(236)
USD	500,000	HUF	112,117,500	JPMorgan Chase Bank, N.A.	06/18/14	(455)
USD	120,000	JPY	12,580,560	JPMorgan Chase Bank, N.A.	04/10/14	(1,892)
USD	822,897	JPY	86,270,927	JPMorgan Chase Bank, N.A.	04/10/14	(12,976)
USD	6,027,123	JPY	617,900,000	Morgan Stanley Capital Services LLC	06/30/14	37,798
USD	1,529,046	NGN	250,840,000	JPMorgan Chase Bank, N.A.	04/07/14	11,425

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,241,369	NZD	14,405,000	State Street Bank and Trust Company	06/18/14	$(182,455)
USD	568,834	PLN	1,735,000	JPMorgan Chase Bank, N.A.	06/18/14	(2,165)
USD	5,612,699	PLN	17,167,000	State Street Bank and Trust Company	06/18/14	(37,060)
USD	2,257,040	RUB	84,955,000	State Street Bank and Trust Company	06/18/14	(116,765)
USD	3,908,811	SEK	25,100,175	Morgan Stanley Capital Services LLC	06/30/14	36,118
USD	10,482	SEK	67,875	Morgan Stanley Capital Services LLC	06/30/14	10
USD	120,000	ZAR	1,317,305	JPMorgan Chase Bank, N.A.	04/16/14	(4,856)
USD	500,000	ZAR	5,457,900	JPMorgan Chase Bank, N.A.	06/18/14	(12,246)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(799,499)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.21	(1.00%)	06/21/19	JPMorgan Chase Bank, N.A.	1,650,000 USD	$(158,384)	$(129,525)	$(28,859)
iTraxx CEEMA Series 21 Version 1	(1.00%)	06/21/19	JPMorgan Chase Bank, N.A.	225,000 USD	23,191	22,167	1,024

Total OTC Credit Default Swaps on Index (Buy Protection)					$(135,193)	$(107,358)	$(27,835)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at March 31, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vinci SA	(1.00%)	12/21/18	Credit Suisse International	6,000,000 EUR	$(134,971)	$43,501	$(178,472)
ArcelorMittal SA	(1.00%)	09/21/18	Credit Suisse International	700,000 EUR	51,226	123,887	(72,661)
Vinci SA	(1.00%)	09/21/18	Credit Suisse International	1,000,000 EUR	(24,365)	6,477	(30,842)
ArcelorMittal SA	(1.00%)	06/21/18	Credit Suisse International	7,000,000 EUR	418,450	1,081,481	(663,031)
Vinci SA	(1.00%)	09/21/18	Credit Suisse International	1,000,000 EUR	$(24,364)	$11,317	$(35,681)

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$285,976	$1,266,663	$(980,687)

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at March 31, 2014

Reference Obligation	Rating(2)	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ThyssenKrupp AG	Ba1	1.00%	09/20/18	JPMorgan Chase Bank, N.A.	1,000,000 EUR	$(63,864)	$(126,288)	$62,424
ThyssenKrupp AG	Ba1	1.00%	09/20/18	JPMorgan Chase Bank, N.A.	3,000,000 EUR	(191,594)	(378,866)	187,272
Rallye SA	NR	5.00%	09/20/18	Morgan Stanley Capital Services LLC	7,000,000 EUR	1,007,683	613,698	393,985
Fiat SpA	B1	5.00%	03/20/18	JPMorgan Chase Bank, N.A.	4,000,000 EUR	$602,107	$172,029	$430,078

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$1,354,332	$280,573	$1,073,759

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

OTC Total Return Swaps Outstanding at March 31, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Airbus Group	02/09/15	Credit Suisse Securities (Europe) Limited	$5,143,678	$—
Amadeus IT Holding SA	02/09/15	Credit Suisse Securities (Europe) Limited	3,338,301	—
ArcelorMittal N.V.	02/09/15	Credit Suisse Securities (Europe) Limited	6,271,107	—
Atos	02/09/15	Credit Suisse Securities (Europe) Limited	7,162,959	—
Barclays PLC	02/09/15	Credit Suisse Securities (Europe) Limited	3,650,007	—
Bayer AG	02/09/15	Credit Suisse Securities (Europe) Limited	4,787,985	—
Beiersdorf AG	02/09/15	Credit Suisse Securities (Europe) Limited	2,333,294	—
BNP Paribas SA	02/09/15	Credit Suisse Securities (Europe) Limited	2,653,353	—
BP PLC	02/09/15	Credit Suisse Securities (Europe) Limited	2,335,837	—
Carrefour SA	02/09/15	Credit Suisse Securities (Europe) Limited	2,934,850	—
Credit Suisse Group AG	02/09/15	Credit Suisse Securities (Europe) Limited	3,344,065	—
Danske Bank AS	05/20/15	Credit Suisse Securities (Europe) Limited	2,596,731	—
Electicite De France EDF	02/09/15	Credit Suisse Securities (Europe) Limited	2,582,386	—
Enagas	02/09/15	Credit Suisse Securities (Europe) Limited	2,524,620	—
Enel SpA	02/09/15	Credit Suisse Securities (Europe) Limited	2,600,725	—
Erste Bank	04/20/15	Credit Suisse Securities (Europe) Limited	2,452,756	—
Fresenius Medical Care AG & Co. KGaA	02/09/15	Credit Suisse Securities (Europe) Limited	2,919,579	—
Galp Energia SGPS SA	02/09/15	Credit Suisse Securities (Europe) Limited	2,511,942	—
GlaxosmithKline PLC	08/12/15	Morgan Stanley Capital Services LLC	9,249,738	(266,180)
ING Groep NV	02/09/15	Credit Suisse Securities (Europe) Limited	3,527,244	—
Indonesia Government Bond	04/30/14	Credit Suisse International	2,113,360	(209,989)
Ipsen	02/09/15	Credit Suisse Securities (Europe) Limited	660,013	—
Jazztel PLC	02/09/15	Credit Suisse Securities (Europe) Limited	4,591,354	—
Koninklijke KPN NV	02/09/15	Credit Suisse Securities (Europe) Limited	9,626,759	—
Linde AG	02/09/15	Credit Suisse Securities (Europe) Limited	2,706,670	—
Lloyds Banking Group PLC	02/09/15	Credit Suisse Securities (Europe) Limited	1,086,970	—
London Stock Exchange Group	02/09/15	Credit Suisse Securities (Europe) Limited	3,508,471	—
Mead Johnson Nutrition	08/14/18	Credit Suisse Securities (Europe) Limited	2,313,703	—
Michelin	02/09/15	Credit Suisse Securities (Europe) Limited	2,319,419	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nokia OYJ	02/09/15	Credit Suisse Securities (Europe) Limited	$2,453,202	$—
Orange	02/12/15	Credit Suisse Securities (Europe) Limited	93,573	—
Peugeot SA	02/09/15	Credit Suisse Securities (Europe) Limited	1,308,175	—
Prudential PLC	02/09/15	Credit Suisse Securities (Europe) Limited	2,924,952	—
Puma SE	02/09/15	Credit Suisse Securities (Europe) Limited	1,693,656	—
Renault SA	02/09/15	Credit Suisse Securities (Europe) Limited	3,105,756	—
Rexel SA	02/09/15	Credit Suisse Securities (Europe) Limited	3,526,009	—
Reynolds American, Inc.	08/14/18	Credit Suisse Securities (Europe) Limited	1,153,819	—
Royal Dutch Shell PLC	02/09/15	Credit Suisse Securities (Europe) Limited	4,499,318	—
RWE	02/09/15	Credit Suisse Securities (Europe) Limited	3,568,282	—
Safran SA	02/09/15	Credit Suisse Securities (Europe) Limited	3,589,500	—
Sanofi	02/09/15	Credit Suisse Securities (Europe) Limited	3,011,252	—
Smith & Nephew PLC	08/12/15	Morgan Stanley Capital Services LLC	4,623,678	(138,378)
Societe Generale Paris	02/09/15	Credit Suisse Securities (Europe) Limited	3,972,599	—
Stada Arzneimittel AG	08/11/15	Morgan Stanley Capital Services LLC	6,609,880	(1,098,271)
STM IM	02/09/15	Credit Suisse Securities (Europe) Limited	4,012,444	—
TIM Participacs ADR	08/14/18	Credit Suisse Securities (Europe) Limited	3,309,381	—
Vinci SA	02/09/15	Credit Suisse Securities (Europe) Limited	3,538,625	—
Vivendi	02/09/15	Credit Suisse Securities (Europe) Limited	4,920,441	—
Vodafone Group PLC	02/09/15	Credit Suisse Securities (Europe) Limited	10,978,864	—

Total Buys				$(1,712,818)

Sells
America Movil ADR	08/14/18	Credit Suisse Securities (Europe) Limited	99,400	—
ARM Holdings PLC	02/09/15	Credit Suisse Securities (Europe) Limited	1,816,604	—
AT&T, Inc.	08/14/18	Credit Suisse Securities (Europe) Limited	2,166,344	—
Bovespa Index	04/16/14	Morgan Stanley Capital Services LLC	94,735	(2,769)
Cap Gemini SA	02/09/15	Credit Suisse Securities (Europe) Limited	250,573	—
Casino Guichard Perrachon SA	02/09/15	Credit Suisse Securities (Europe) Limited	1,249,514	—
Danone	02/09/15	Credit Suisse Securities (Europe) Limited	1,217,637	—
Deutsche Tel	02/09/15	Credit Suisse Securities (Europe) Limited	1,322,504	—
Faurecia	02/09/15	Credit Suisse Securities (Europe) Limited	1,864,916	—
Fiat SpA	02/09/15	Credit Suisse Securities (Europe) Limited	2,799,112	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fresenius Medical Care AG & Co. KGaA	08/11/15	Morgan Stanley Capital Services LLC	$3,249,994	$(33,698)
Fresenius SE & Co. KGaA	08/11/15	Morgan Stanley Capital Services LLC	4,783,353	(632,732)
IBoxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank, N.A.	2,500,000	3,831
IBoxx Liquid Leverage Loans Index	06/20/14	JPMorgan Chase Bank, N.A.	5,000,000	(46,276)
iShares MSCI Brazil ITX ETF	08/14/18	Credit Suisse Securities (Europe) Limited	1,908,398	—
iShares Russell 2000 ETF	12/22/15	Morgan Stanley Capital Services LLC	1,331,609	(64,471)
KOSPI2 Index Futures	06/12/14	Morgan Stanley Capital Services LLC	4,618,826,172	(12,010)
Pernod Ricard	02/09/15	Credit Suisse Securities (Europe) Limited	1,136,757	—
SAP AG	02/09/15	Credit Suisse Securities (Europe) Limited	126,283	—
SPDR S&P 500 ETF Trust	12/22/15	Morgan Stanley Capital Services LLC	1,339,169	(69,816)
Seadrill Ltd.	02/09/15	Credit Suisse Securities (Europe) Limited	1,489,311	—
Technip SA	02/09/15	Credit Suisse Securities (Europe) Limited	1,839,226	—
Telecom Italia SpA	02/09/15	Credit Suisse Securities (Europe) Limited	93,752	—
Telefonica SA	02/09/15	Credit Suisse Securities (Europe) Limited	2,288,586	—
Telenor AS	02/09/15	Credit Suisse Securities (Europe) Limited	598,367	—
Teliasonera AB	02/09/15	Credit Suisse Securities (Europe) Limited	467,469	—
Thyssenkrupp AG	02/09/15	Credit Suisse Securities (Europe) Limited	96,537	—
Veolia Environment SA	02/09/15	Credit Suisse Securities (Europe) Limited	2,187,234	—
Volkswagen AG	02/09/15	Credit Suisse Securities (Europe) Limited	2,137,094	—

Total Sells				$(857,941)

Total OTC Total Return Swap Outstanding				$(2,570,759)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2014

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month LIBOR	2.000%	06/19/19	Credit Suisse Securities (USA) LLC	20,926,000 USD	$(43,278)	$(22,190)	$(21,088)
Receives	Three-Month LIBOR	3.000%	06/19/24	Credit Suisse Securities (USA) LLC	1,155,000 USD	(6,837)	1,100	(7,937)
Receives	Three-Month LIBOR	0.600%	06/20/16	Credit Suisse Securities (USA) LLC	36,730,000 USD	65,492	22,672	42,820
Pays	Three-Month LIBOR	4.000%	06/20/44	Credit Suisse Securities (USA) LLC	2,407,000 USD	195,696	77,108	118,588

Total Centrally Cleared Interest Rate Swaps Outstanding						$211,073	$78,690	$132,383

OTC Interest Rate Swaps Outstanding at March 31, 2014

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI Rate	11.015%	07/01/15	JPMorgan Chase Bank, N.A.	8,513,863 BRL	$(20,977)	$—	$(20,977)
Pays	USD LIBOR	1.030%	05/05/15	JPMorgan Chase Bank, N.A.	61,320,000 CNY	(11,280)	—	(11,280)

Total OTC Interest Rate Swaps Outstanding						$(32,257)	$—	$(32,257)

Abbreviation Legend:
ADR	Adjustable Depository Receipt
ARM	Adjustable Rate Mortgage
ASX	Australian Securities Exchange
BMV	Mexico Stock Exchange
CDO	Collateralized Debt Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
PIK	Payment in kind

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2014

REG S	Regulation-S
SEHK	Hong Kong Stock Exchange
SPDR	Standard and Poor’s Depository Receipt
STO	Stockholm Stock Exchange
TSE	Tokyo Stock Exchange
TSX	Toronto Stock Exchange
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CNH	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2014

Assets:
Total investments in securities, at value including $30,119,222 of securities on loan (cost of $803,971,251)	$848,739,031
Cash	285,661,458
Cash denominated in foreign currencies (identified cost $14,034,900)	14,030,929
Segregated cash balance with broker for securities sold short	210,526,762
Segregated cash balance with custodian for derivative financial instruments	23,630,796
Segregated cash balance with broker for futures contracts	20,655,872
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	8,385,742
Income receivable	3,900,077
Unrealized appreciation on forward foreign currency exchange contracts	1,376,573
Swap contracts, premium paid	2,074,557
Unrealized appreciation on swap contracts	1,078,614
Receivable for investments sold	92,111,274
Receivable for shares sold	1,173,938
Variation margin receivable	392,668
Prepaid expenses and other assets	342,014
Receivable from Investment Adviser	2,996,860

Total assets	1,517,077,165

Liabilities:
Securities sold short, at value (proceeds of $215,295,515)	$221,246,974
Securities lending collateral	31,170,123
Swap contracts, premium received	634,679
Unrealized depreciation on swap contracts	3,616,393
Variation margin payable	49,519
Options written, at value (premiums received $2,184,600)	1,180,000
Payable for reverse repurchase agreements	39,187,549
Payable for investments purchased	25,349,396
Payable for shares redeemed	528,815
Payable for periodic payments from swap contracts	1,604,542
Unrealized depreciation on forward foreign currency exchange contracts	2,176,072
Dividend and interest income payable on securities sold short	342,660
Management fee payable	5,553,199
Accrued expenses	1,531,945

Total liabilities	334,171,866

Net Assets	$1,182,905,299

Net Assets Consist of:
Paid-in capital	$1,110,611,811
Accumulated net investment income/loss	(9,860,042)
Accumulated net realized gain	46,397,971
Net unrealized appreciation/depreciation	35,755,559

$1,182,905,299

Net Asset Value:
Net assets	$1,182,905,299
Class I shares outstanding, no par value, unlimited shares authorized	110,951,809

Net asset value per share	$10.66

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Statement of Operations

For the Period of August 6, 2013 (commencement of operations) to March 31, 2014

Investment Income:
Dividends (including net foreign taxes withheld of $88,640)	$3,473,828
Interest (including net foreign taxes withheld of $413)	13,240,415

Total Income	16,714,243

Expenses:
Management fees	$13,774,172
Administration fees	1,169,356
Custodian fees	815,655
Trustees’ fees	169,660
Shareholder services fees	77,217
Offering costs	380,302
Registration fees	146,511
Printing and postage fees	249,153
Professional fees	2,390,388
Dividends and interest on securities sold short	2,228,996
Organization fees	160,192
Stock borrowing fees	1,748,832
Line of credit fee	13,997
Interest fees	298,078
Other	13,996

Total Expenses	23,636,505

Less:
Expenses reimbursed by Investment Adviser	(1,987,694)

Net expenses	21,648,811

Net investment income (loss)	(4,934,568)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments in securities	49,182,689
Net realized loss on securities sold short	(10,169,867)
Net realized gain on forward foreign currency exchange contracts	380,810
Net realized loss on foreign currency translations	(1,670,291)
Net realized loss on futures contracts	(6,333,446)
Net realized gain on options written	1,390,045
Net realized gain on swap contracts	13,134,055
Net unrealized appreciation on investments in securities	44,767,780
Net unrealized depreciation on foreign currency translations	(114,674)
Net unrealized depreciation on forward foreign currency exchange contracts	(799,499)
Net unrealized depreciation on securities sold short	(5,951,459)
Net unrealized depreciation on futures contracts	(745,793)
Net unrealized appreciation on options written	1,004,600
Net unrealized depreciation on swap contracts	(2,405,396)

Net realized and unrealized gain	81,669,554

Net increase in net assets resulting from operations	$76,734,986

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

For the Period of August 6, 2013 (commencement of operations) to March 31, 2014

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(4,934,568)
Net realized gain	45,913,995
Net unrealized appreciation	35,755,559

Net increase in net assets resulting from operations	76,734,986

Distributions:
Distributions from net investment income	(4,570,359)

Capital Transactions:
Proceeds from sale of Class I shares	1,232,785,935
Net asset value of Class I shares issued to shareholders in payment of distributions declared	4,570,359
Class I shares redeemed	(126,715,622)

Net increase in net assets resulting from capital transactions	1,110,640,672

Net increase in net assets	1,182,805,299

Net Assets:
Beginning of period	100,000

End of period	$1,182,905,299

Accumulated net investment loss	$(9,860,042)

Share Transactions:
Beginning of period	10,000
Class I shares sold	122,884,070
Class I shares reinvested	440,716
Class I shares redeemed	(12,382,977)

Net change in shares resulting from share transactions	110,941,809

End of period	110,951,809

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$76,734,986
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(1,825,134,835)
Proceeds from securities sold short	550,213,642
Payments to cover securities sold short	(342,799,669)
Proceeds from disposition of investments in securities	999,218,171
Proceeds from premiums received from options written	5,126,837
Premiums paid on closing options written	(1,552,192)
Net realized gain on investments in securities	(49,182,689)
Net realized gain on options written	(1,390,045)
Net realized loss on securities sold short	10,169,867
Net accretion of bond discount and amortization of bond and swap premium	2,077,899
Net unrealized appreciation of written options	(1,004,600)
Net unrealized appreciation of investments in securities	(44,767,780)
Net unrealized depreciation of securities sold short	5,951,459
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(210,526,762)
Segregated cash balance with custodian for derivative financial instruments	(23,630,796)
Segregated cash balance with broker for futures contracts	(20,655,872)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	(8,385,742)
Income receivable	(3,900,077)
Swap contracts, premiums paid	(2,074,557)
Unrealized appreciation on swap contracts	(1,078,614)
Unrealized appreciation on forward foreign currency contracts	(1,376,573)
Variation margin receivable	(392,668)
Receivable from investment adviser	(2,996,860)
Other assets	(342,014)
Increase (decrease) in liabilities:
Payable for cash collateral for securities on loan	31,170,123
Unrealized depreciation on forward foreign currency contracts	2,176,072
Swaps contracts, premiums received	634,679
Unrealized depreciation on swap contracts	3,616,393
Variation margin payable	49,519
Payable for periodic payments from swap contracts	1,604,542
Dividend and interest income payable on securities sold short	342,660
Interest payable on reverse repurchase agreements	44,549
Management fee payable	5,553,199
Accrued expenses and other liabilities	1,531,945

Net cash used for operating activities	(844,975,803)

Cash Flows from Financing Activities:
Proceeds from shares sold	1,231,611,997
Cost of shares repurchased	(126,186,807)
Proceeds from reverse repurchase agreements	182,881,000
Repayment of reverse repurchase agreements	(143,738,000)
Proceeds from line of credit	300,000
Repayment of line of credit	(300,000)

Net cash provided by financing activities	1,144,568,190

Net increase in cash and foreign currency	299,592,387
Cash and foreign currency, beginning of period	100,000

Cash and foreign currency, end of period	$299,692,387

Supplemental Disclosure of Cash Flow Information
Cash paid during period for interest	$253,427

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	$4,570,359

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended March 31, 2014[1]	Class I
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment loss	(0.05)[2]
Net realized and unrealized gain	0.75

Total From Investment Operations	0.70

Less Distributions to Shareholders:
From net investment income (loss)	(0.04)

Total Distributions	(0.04)

Net Asset Value, End of Period	$10.66

Total Return[3]	7.04%

Ratios to Average Net Assets:[4,5]
Total expenses before reimbursement from Investment Adviser	3.33%
Reimbursement from Investment Adviser	(0.27)%

Net expenses after reimbursement from Investment Adviser	3.06%
Excluded Expenses[6]	(0.66)%

Expenses, net of impact of excluded expenses	2.40%

Net investment loss	(0.69)%

Supplemental Data:
Net assets, end of period (000 omitted)	$1,182,905
Portfolio turnover[3]	135%

[1]	For the period August 6, 2013 (commencement of operations) through March 31, 2014.
[2]	Calculated using average shares outstanding.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for organization costs.
[5]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of a single series that has commenced operations, Blackstone Alternative Multi-Manager Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations on August 6, 2013.

The Fund’s investment objective is to seek capital appreciation. The Investment Adviser (as defined below) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or, “alternative,” investment strategies. The Investment Adviser allocates the Fund’s assets among investment sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds and may also manage a portion of the Fund’s assets directly.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. (the “Domestic Subsidiary III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), is a Delaware limited liability company. The Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests. Domestic Subsidiary III and Domestic Subsidiary IV are each expected to invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of Blackstone Alternative Multi-Manager Fund and the Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the Subsidiaries.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to the investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the Sub-Advisers. Each Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments based on market quotations or at fair value. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of March 31, 2014 (other than adjustments based on factors for certain foreign equity securities as described below under “Exchange-Traded Securities”).

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, such as common stock, ADR’s and exchange-traded funds, and derivative financial instruments actively traded on recognized exchanges, such as futures contracts and option contracts.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date. Investments in investment funds or hedge funds (“Investee Funds”) are classified as Level 2 if the Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice, and there are no other potential liquidity restrictions that could be invoked within 90 days of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, foreign government obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; OTC derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date. Investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions are classified as Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. Securities traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price (long positions) or ask price (short positions) or the mean for exchange-traded options. If no bid or ask price is available, the prior days’ price will be used, unless it is determined that such prior days’ price no longer reflects fair value. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value. The Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Adviser has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s net asset value or its equivalent in accordance with ASC 946. Such internal process includes the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the net asset value calculation, performing ongoing operational due diligence, review of each Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. If it is determined, based on due diligence and investment monitoring procedures, that the reported net asset value per share or its equivalent of an Investee Fund does not represent fair value, the FVC or the Board shall estimate the fair value in good faith and as determined under approved policies and procedures. There were no instances of such determination made as of March 31, 2014.

Securities and Other Investments

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related securities (residential and commercial) and asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other asset-backed securities represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although asset-backed securities and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a stock borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments in securities in the Consolidated Statement of Operations. A realized gain or loss is recognized when the short position is closed as a realized gain or loss from investments in securities in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Cash

At March 31, 2014, the Fund had $285,661,458 in domestic cash and $14,030,929 in foreign cash held at a major U.S. bank.

Foreign Currency Translation

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized gain or loss on foreign currency translation in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Declaration of Trust, each of the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. The Fund expects the risk of loss pursuant to these indemnifications to be remote.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax year and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

Organization Costs

Organizational expenses associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Investment Advisor.

Offering Costs

Offering costs are amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (defined below) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ with collateral. At March 31, 2014, the Fund used the gross method of presentation in the consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. The amount of collateral moved to/from applicable counterparties is

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that could be triggered subject to certain circumstances. Such circumstances may include agreed upon net asset value threshold. If triggered, the counterparty could request additional cash margin and/or terminate the contract.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2014, the face value of open reverse repurchase agreements was $39,143,000. The weighted average weekly balance of reverse repurchase agreements outstanding during the year ended March 31, 2014 was approximately $21,398,937 at a weighted average weekly interest rate of 1.92%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The following table presents the reverse repurchase agreements, which are subject to enforceable MRA’s, as well as the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledge (1)	Cash Collateral Pledged (1)	Net Amount
Bank of America Merrill Lynch	$15,576,254	$(15,576,254)	$—	$—
Credit Suisse Securities (USA) LLC	23,611,295	(23,611,295)	—	—

Total	$39,187,549	$(39,187,549)	$—	$—

(1)	Excess of collateral pledged is not shown for financial reporting purposes.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments. Income from securities lending is included in investment income on the Consolidated Statement of Operations. As of March 31, 2014, the market value of securities loaned amounted to $30,119,222, and the Fund had received cash collateral of $31,170,123.

The securities lending agreement entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

The following table is a summary of the Fund’s securities lending agreements by borrower/counterparty which are subject to offset under the securities lending agreement as of March 31, 2014:

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Borrower/Counterparty
BNP Paribas Prime Brokerage, Inc.	$371,151	$(371,151)	$—
Citigroup Global Markets, Inc.	2,823,755	(2,823,755)
Credit Suisse Securities (USA) LLC	1,496,969	(1,496,969)	—
Deutsche Bank Securities, Inc.	1,892,063	(1,892,063)	—
Goldman Sachs & Co.	3,765,560	(3,765,560)	—
Jefferies LLC	8,952	(8,952)	—
JP Morgan Clearing Corp.	7,240,896	(7,240,896)	—
JP Morgan Securities LLC	1,705,880	(1,705,880)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,849,210	(3,849,210)	—
Newedge USA, LLC	1,067,257	(1,067,257)	—
RBC Capital Markets, LLC	5,337,980	(5,337,980)	—
RBS Securities, Inc.	48,184	(48,184)	—
State Street Bank and Trust Company	511,365	(511,365)	—

Total	$30,119,222	$(30,119,222)	$—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or over-the-counter. Fair value of

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 assets and liabilities related to the Fund’s derivative financial instruments are included in the Consolidated Statement of Assets and Liabilities. The following disclosures contain information on how the Fund uses derivative financial instruments and how the derivative financial instruments affect the Fund’s financial positions, results of operations and cash flows. The derivative financial instruments outstanding as of period end are disclosed in the Notes to the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation or depreciation on futures contracts on the Consolidated Statement of Operations. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Options Contracts

The Fund purchases and writes call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy the writer’s delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Options Written

The Fund’s transactions in written call and put options during the period ended March 31, 2014 were as follows:

	Calls			Puts
	Contracts	Notional (a)	Premiums	Contracts	Notional (a)	Premiums
Options Outstanding, August 6, 2013 (commencement of operations)	—	—	—	—	—	—
Options written	150	85,966,118	$1,515,079	29,156	26,618,838	$3,611,758
Options bought back	(100)	(33,200,000)	(351,174)	(20,598)	(2,762,559)	(1,955,370)
Options expired	(50)	(6,118)	(19,556)	(4,702)	(140,828)	(616,137)

Options Outstanding, March 31, 2014	—	52,760,000	$1,144,349	3,856	23,715,451	$1,040,251

(a)	Amount shown is in the currency in which the transaction was denominated.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for Swaps identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities. An upfront payment made by the Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

At March 31, 2014, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swap contracts, premiums paid and unrealized appreciation	$—	Swap contracts, premiums received and unrealized depreciation	$32,257
	Centrally cleared swaps, at market value (a)	261,188	Centrally cleared swaps, at market value (a)	50,115
	Unrealized appreciation on futures contracts (a)	1,446,004	Unrealized depreciation on futures contracts (a)	473,847
	Purchased options at market value (b)	220,300	Options written, at value	—
Equity	Swaps contracts, premiums paid and unrealized appreciation	—	Swap contracts, premiums received and unrealized depreciation	2,318,325
	Unrealized appreciation on futures contracts (a)	1,330,045	Unrealized depreciation on futures contracts (a)	3,086,255
	Purchased options at market value (b)	940,869	Options written, at value	202,649
Commodity	Unrealized appreciation on futures contracts (a)	2,121,243	Unrealized depreciation on futures contracts (a)	2,082,983
Credit	Swaps contracts, premiums paid and unrealized appreciation	2,106,488	Swap contracts, premiums received and unrealized depreciation	853,807
Foreign Exchange	Purchased options at market value (b)	2,150,108	Options written, at value	977,351
	Unrealized appreciation on forward foreign currency exchange contracts	1,376,573	Unrealized depreciation on forward foreign currency exchange contracts	2,176,072

Total		$11,952,818		$12,253,661

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended March 31, 2014:

Consolidated Statement of Operations Location— Net Realized Gain (Loss)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options contracts (b)	$—	$(442,724)	$—	$(2,908,835)	$(66,756)	$(3,418,315)
Forward foreign currency transactions	—	—	—	—	380,810	380,810
Future contracts (a)	(780,863)	45,099	—	(5,597,682)	—	(6,333,446)
Swap contracts	—	(917,271)	196,095	13,855,231	—	13,134,055
Options written	—	104,287	—	1,065,887	219,871	1,390,045

	$(780,863)	$(1,210,609)	$196,095	$6,414,601	$533,925	$5,153,149

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options contracts (b)	$—	$(40,735)	$—	$(1,651,589)	$78,536	$(1,613,788)
Forward foreign currency transactions	—	—	—	—	(799,499)	(799,499)
Future contracts (a)	38,260	972,157	—	(1,756,210)	—	(745,793)
Swap contracts	—	100,126	(187,197)	(2,318,325)	—	(2,405,396)
Options written	—	—	—	313,113	691,487	1,004,600

	$38,260	$1,031,548	$(187,197)	$(5,413,011)	$(29,476)	$(4,559,876)

(a)

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)

Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

The average notional amounts below represent the average volume for the period ended March 31, 2014:

Derivative Description	Average Notional or Face Amount (c)
Purchased options contracts	$35,261,326
Forward foreign currency transactions	$95,154,736
Futures contracts	$257,315,194
Swap contracts	$347,857,549
Options written	$71,025,673

(c)	Averages are based on activity levels during the period August 6, 2013 (commencement of operations) through March 31, 2014.

Netting Arrangements

The Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of March 31, 2014.

Description:	Assets	Liabilities
Purchased options*	$3,311,277	$—
Forward foreign currency exchange contracts	1,376,573	(2,176,072)
Swaps	2,106,488	(3,204,389)
Options written	—	(1,180,000)
Futures contracts	392,668	(22,936)
Centrally cleared derivative financial instruments	—	(26,583)

Total gross amounts of derivative financial instrument assets and liabilities	$7,187,006	$(6,609,980)
Derivative financial instruments not subject to MNA	(1,331,989)	210,394

Total gross amounts subject to MNA	$5,855,017	$(6,399,586)

*	Value of options purchased as reported in the Consolidated Schedule of Investments; amount is classified as investments in securities in the Consolidated Statement of Assets and Liabilities.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2014:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received (4)	Non-Cash Collateral	Net Amount (2)
By Counterparty (1)
JP Morgan Chase Bank N.A.	$2,654,704	$(1,454,872)	$—	$—	$1,199,832
Morgan Stanley Capital Services LLC	162,800	(22,621)	—	—	140,179

Cayman Subsidiary
State Street Bank and Trust	810,493	(810,493)	—	—	—

Domestic Subsidiary III
Morgan Stanley Capital Services LLC	1,007,683	—	—	—	1,007,683
JP Morgan Chase Bank N.A.	605,938	(301,734)	—	—	304,204
State Street Bank and Trust	58,990	(58,990)	—	—	—
Credit Suisse International	469,677	(183,700)	—	—	285,977

Domestic Subsidiary IV
Morgan Stanley & Co., LLC	84,732	(26,724)	—	—	58,008

Total	$5,855,017	$(2,859,134)	$—	$—	$2,995,883

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged (5)	Non-Cash Collateral (6)	Net Amount (3)
By Counterparty (1)
JP Morgan Chase Bank N.A.	$(1,454,872)	$1,454,872	$—	$—	$—
Morgan Stanley Capital Services LLC	(22,621)	22,621	—	—	—
Credit Suisse International	(210,000)	—	210,000	—	—

Cayman Subsidiary
Morgan Stanley Capital Services LLC	(14,781)	—	14,781	—	—
State Street Bank and Trust	(1,746,327)	810,493	920,000	—	(15,834)

Domestic Subsidiary III
JP Morgan Chase Bank N.A.	(301,734)	301,734	—	—	—
State Street Bank and Trust	(135,293)	58,990	—	—	(76,303)
Credit Suisse International	(183,700)	183,700	—	—	—

Domestic Subsidiary IV
Morgan Stanley & Co., LLC	(26,724)	26,724	—	—	—
Morgan Stanley Capital Services LLC	(2,303,534)	—	—	2,303,534	—

Total	$(6,399,586)	$2,859,134	$1,144,781	$2,303,534	$(92,137)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(6)	At March 31, 2014, the fund pledged securities as collateral for derivative financial instruments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2014:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$333,874,130	$72,444,080	$—	$406,318,210
Preferred Stock	—	1,085,693	—	1,085,693
Asset-Backed Securities	—	32,407,689	—	32,407,689
Convertible Bonds	—	5,666,376	—	5,666,376
Corporate Bonds & Notes	—	170,667,238	—	170,667,238
Bank Loans	—	21,916,750	—	21,916,750
Foreign Government	—	17,736,624	—	17,736,624
Mortgage-Backed Securities	—	119,367,483	—	119,367,483
Trade Claims	—	18,375,000	—	18,375,000
U.S. Government Sponsored Agencies Securities	—	22,408,655	—	22,408,655
Exchange-Traded Funds	1,676,286	—	—	1,676,286
Investment in Investee Fund (*)	—	—	27,801,750	27,801,750
Purchased Options	939,324	2,371,953	—	3,311,277
Total Investment in Securities:	$336,489,740	$484,447,541	$27,801,750	$848,739,031
Forward Foreign Currency Exchange Contracts	—	1,376,573	—	1,376,573
Futures Contracts	4,897,292	—	—	4,897,292
OTC Credit Default Swaps	—	2,102,657	—	2,102,657
OTC Total Return Swaps	—	3,831	—	3,831
Interest Rate Swaps	—	261,188	—	261,188
Total Assets	$341,387,032	$488,191,790	$27,801,750	$857,380,572

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$212,280,582	$8,966,392	$—	$221,246,974
Options Written	160,877	1,019,123	—	1,180,000
Reverse Repurchase Agreements	—	39,187,549	—	39,187,549
Securities Lending Collateral	—	31,170,123	—	31,170,123
Forward Foreign Currency Exchange Contracts	—	2,176,072	—	2,176,072
Futures Contracts	5,643,085	—	—	5,643,085
OTC Credit Default Swaps	—	597,542	—	597,542
OTC Total Return Swaps	—	2,574,590	—	2,574,590
Interest Rate Swaps	—	82,372	—	82,372
Total Liabilities	$218,084,544	$85,773,763	$—	$303,858,307

(*)

The classification of investment in Investee Fund included in the table above is meant to be indicative of the Fund’s classification of its investment in Investee Fund. It is not meant to be indicative of the classification of the investments in the underlying portfolio of the Investee Fund.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Investments in Securities — Investment in Investee Fund
Balance as of August 6, 2013	—
Purchases	$25,000,000
Sales	—
Transfers In	—
Transfers Out	—
Net realized gain (loss)	—
Net change in unrealized appreciation	$2,801,750

Balance as of March 31, 2014	$27,801,750

Net change in unrealized appreciation related to investments still held as of March 31, 2014	$2,801,750

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers for the period ended March 31, 2014.

Realized and unrealized gains and losses recorded for Level 3 investments are reported as net realized gain from investments in securities net unrealized appreciation from investments in securities in the Consolidated Statement of Operations.

U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets and/or liabilities categorized as Level 3 within the fair value hierarchy. The disclosure requirement excludes investments for which fair value is based on unobservable but non-quantitative inputs. Such items include investment in Investee Fund for which fair value is determined based on net asset value, or its equivalent, as a practical expedient for fair value. As of March 31, 2014, the Fund did not hold any Level 3 investments with significant unobservable inputs.

Major Investment Strategies

The following table summarizes investment in Investee Fund, by investment strategy, the unfunded commitment of the strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund. In instances where redemptions were restricted, the maximum remaining redemption restriction period is disclosed. Where the remaining redemption restriction period is not known, the date the redemption restriction commenced is disclosed.

Investment in Investee Fund by Strategy	Unfunded Commitment $	Category (A)		Category (B)		Total $ (A)+(B)
		Amount $	Maximum Remaining Redemption Restriction Period	Amount $	Redemption Restriction Commencement Date

Equity (1)(2)	N/A	$27,801,750	12 months	—	N/A	$27,801,750

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

Category (A) Investment in Investee Fund cannot be redeemed and the maximum remaining redemption restriction period is disclosed. The maximum remaining redemption restriction period is based on the restriction period for the Investee Fund as defined in the Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investment in the Investee Fund. The Fund’s investment in a particular Investee Fund classified within the strategy above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Category (B) Investment in Investee Fund cannot be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)	Investment in Investee Fund is redeemable quarterly upon 45 days’ written notice.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class I shares (the “Shares”). Class I Shares are offered to investors who are clients of investment advisors, consultants, broker-dealers or other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with Blackstone Advisory Partners L.P. to offer the Shares. Class I Shares may also be offered for investment by personnel of the Investment Adviser, and as otherwise determined by the Board.

Shares of the Fund may be purchased or redeemed each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Management Fee

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”), quarterly in arrears (accrued on a daily basis), equal to 1.95% (annualized) of the Fund’s average daily net assets, excluding the net assets of the Subsidiaries. The Investment Adviser receives additional compensation (the “Subsidiary Management Fee,” and together with the Fund Management Fee, the “Management Fee”), quarterly in arrears (accrued on a daily basis), equal to 1.95% (annualized) of the Subsidiaries’ average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement (the “Agreement”) with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

0.45% per annum of the Fund’s net assets (the “Total Expense Cap”). Specified Expenses includes all expenses incurred by the Fund with the exception of (i) the Management Fee, (ii) the distribution or service fees, (iii) acquired fund fees and expenses, (iv) brokerage and trading costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (vi) taxes, (vii) dividends and interest on short positions, and (viii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”). To the extent the estimated annualized Specified Expenses for any month exceeds the Total Expense Cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Agreement at any time in its sole discretion after May 31, 2016. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses are less than the lower of the Total Expense Cap and any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap. As of March 31, 2014, the repayments that potentially may be made by the Fund to the Investment Adviser total $2,996,860. Of this amount, repayments of $1,008,716 have an expiration date of May 8, 2016 and repayments of $1,987,694 have a maximum expiration date of March 31, 2017.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund.

Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts its exposure to credit and counterparty losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for over-the-counter traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement or similar master

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014 agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the period ended March 31, 2014 were as follows:

Purchases	$1,781,662,972
Sales	$1,027,200,650

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has adopted a tax year-end of October 31, therefore unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of October 31, 2013. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The Fund made the following reclassification at March 31, 2014 due to permanent book and tax differences from its tax year-ended October 31, 2013:

Paid-in Capital	Accumulated Investment Income/Loss	Accumulated Net Realized Gain
$(128,861)	$(355,115)	$483,976

U.S. GAAP and tax accounting differences primarily relate to derivative financial instrument transactions, foreign currency transactions, losses on wash sale transactions, short sales, tax straddles, and passive foreign investment company transactions.

The tax basis components of distributable earnings of the Fund at its tax year-ended October 31, 2013 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward
$4,982,029	$0	$0

The Fund made no distributions during its tax year-ended October 31, 2013. However, subsequent to October 31, 2013, the Fund made a distribution from ordinary income of $4,570,359. Accordingly, of the Fund’s October 31, 2013 undistributed ordinary income balance above, $411,670 will be paid to shareholders prior to October 31, 2014.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period August 6, 2013 (commencement of operations) to March 31, 2014

As of March 31, 2014, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$805,776,178	$55,466,416	$(12,503,563)	$42,962,853

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which it invests. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) for $30,000,000 (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 0.85% plus the Overnight LIBOR Rate per annum (0.94% at March 31, 2014). A commitment fee is charged in the amount of 0.20% per annum for each day during which the aggregate outstanding principal balance is less than 50% of the sum of the Aggregate Commitment Amount, and 0.10% per annum at all other times. Outstanding borrowings and accrued interest are due no later than February 2, 2015, the termination date of the Facility, at which time the Fund and the Bank can agree to extend the existing agreement. At March 31, 2014, the Fund had no outstanding borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blackstone Alternative Multi-Manager Fund and Board of Trustees of Blackstone Alternative Investment Funds:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Blackstone Alternative Multi-Manager Fund and Subsidiaries (the “Fund”), one of the series constituting Blackstone Alternative Investment Funds, as of March 31, 2014, and the related consolidated statements of operations, cash flows, and changes in net assets, and the consolidated financial highlights for the period August 6, 2013 (commencement of operations) to March 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Blackstone Alternative Multi-Manager Fund and Subsidiaries of Blackstone Alternative Investment Funds as of March 31, 2014, the consolidated results of their operations, their cash flows, and changes in their net assets, and the consolidated financial highlights for the period August 6, 2013 (commencement of operations) to March 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York

May 27, 2014

Blackstone Alternative Multi-Manager Fund and Subsidiaries Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example on the second line is based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended March 31, 2014. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual	$1,000.00	1,068.30	$15.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	1,009.67	$15.33

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 3.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information

March 31, 2014

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The Trustees were elected by the initial shareholder of the Fund.

Trustees and Officers

The following tables set forth information concerning the Trustees and officers (“Officers”) of the Fund. Unless otherwise noted, the business address of each Officer and Trustee is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, NY 10154.

Independent Trustees:

Name and Year of Birth of Trustees	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
John M. Brown (1959)	Trustee	Since inception	Retired (2012 – Present) Independent Consultant (2010 – 2012) Principal, Aquiline Holdings (Private Equity) (2006 – 2010)	4	N/A

Frank J. Coates (1964)	Trustee	Since inception	CEO, Wheelhouse Analytics, LLC (2010 – Present) CEO, Coates Analytics, LP (PNC Bank) (2005 – 2010)	4	Member of Board of Managers of Evermore Global Advisors, LLC

Paul J. Lawler (1948)	Trustee	Since inception	Private Investor (2010 – Present) VP Investments & Chief Investment Officer, W.K. Kellogg Foundation (1997 –2009)	4	Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Variable Funds (1 portfolio); Trustee, First Eagle Funds (8 portfolios); Trustee (Audit Committee and Finance Committee Member), American University in Cairo

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued)

March 31, 2014

Independent Trustees:

Name and Year of Birth of Trustees	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
Kristen Leopold (1967)	Trustee	Since inception	Managing Member, KL Associates LLC (CFO Consulting) (2005 – Present) Member and CFO, WFL Real Estate Services, LLC (2005 – Present)	4	Trustee, CPG JP Morgan Alternative Strategies Fund, LLC; Trustee, CPG Carlyle Private Equity Fund, LLC; Trustee, CPG Carlyle Private Equity Master Fund, LLC

Interested Trustee:

Name and Year of Birth of Trustees	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
Peter Koffler[3] (1956)	Trustee	Since inception	Senior Managing Director,[4] Blackstone Alternative Asset Management L.P. (“BAAM”) (2012 – Present) Chief Compliance Officer, The Blackstone Group L.P. (2013 – Present) General Counsel, BAIA and BAAM (2010 – Present) Managing Director,[4] BAAM (2006 – 2012) Chief Compliance Officer, BAAM (2008 – 2012)	4	N/A

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued)

March 31, 2014

Officers:

Name and Date of Birth of Officers	Position(s) Held with the Fund	Term of Office[5] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	March 2013 to present	Managing Director,[4] BAAM (2014 – Present) Vice President, BAAM (2011 – 2013) Associate, BAAM (2010 – 2011) Associate, Merrill Lynch and Bank of America Merrill Lynch (2008 – 2010)

Brian F. Gavin (1969)	President (Principal Executive Officer)	March 2013 to present	Chief Operating Officer & Senior Managing Director,[4] BAAM (2007 – Present)

Hayley Stein (1977)	Chief Compliance Officer	March 2013 to present	Managing Director,[4] BAAM (2011 – Present) Chief Compliance Officer, BAIA and BAAM (2013 – Present) Vice President, BAAM (2006 – 2011)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	March 2013 to present	Chief Financial Officer & Managing Director,[4] BAAM (2007 – Present)

Scott Sherman (1975)	Chief Legal Officer	March 2013 to present	Managing Director,[4] BAAM (2009 – Present) Vice President, BAAM (2007 – 2009)

[1]

Term of office of each Trustee is indefinite, until his or her resignation, removal, or death. Any Trustee of the Fund may be removed from office in accordance with the provisions of the Declaration of Trust and Bylaws.

[2]	The “Fund Complex” consists of the Fund, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

[3]	Mr. Koffler is an “interested person” of the Fund, as defined in the 1940 Act, due to his position with the Adviser and its affiliates.

[4]	Executive title, not a board directorship.

[5]	Term of office of each Officer is indefinite, until his or her resignation, removal or disqualification.

Compensation for Trustees

The Fund pays no compensation to any of its officers or to Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Fund $30,000 per fiscal year for his or her services to the Fund, and the Chairpersons of the Board and the Audit Committee are each paid an additional $3,000 per fiscal year. In

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued)

March 31, 2014

addition, the Independent Trustees also were paid a one-time fee of $7,500 for his or her services related to the organizational meetings of the Fund. Trustees are reimbursed by the Fund for their travel expenses related to Board meetings. Effective April 1, 2014, the compensation paid by the Fund to each Independent Trustee will be increased to $45,000 per fiscal year and the additional compensation paid to the Chairpersons of the Board and the Audit Committee, will be increased to $5,000 per fiscal year.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities from its inception through June 30, 2014 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on February 24-25, 2014 and March 18, 2014, the Board, including all of the Independent Trustees, considered and unanimously approved the subadvisory agreements (“Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

•	AlphaParity, LLC (at February meeting)
•	GS Investment Strategies, LLC (at February meeting)
•	Union Point Advisors, LLC (at February meeting)
•	EMSO Partners Limited (at March meeting)

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. The Board noted that BAIA and the Fund would rely on an exemptive order from the SEC that permitted the Fund to add or replace sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other conditions are met. Before the meetings, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Sub-Advisory Agreements; (b) materials prepared by BAIA relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; a comparison to hedge fund strategies; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of relevant valuation, liquidity, trade execution, allocation, and compliance matters; and a summary of the key terms of the relevant Sub-Advisory Agreement; (2) information in greater detail regarding the Sub-Adviser’s investment thesis, investment strategy, investment process, portfolio construction, organizational history and ownership, quantitative analysis, peer group analysis, risk review, and business and financial evaluation; (3) information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued)

March 31, 2014

providers, and regulatory and compliance infrastructure; (4) a summary of the Sub-Adviser’s compliance program; and (5) information regarding the role of each Sub-Adviser as part of the Fund’s portfolio; and (c) materials prepared by each Sub-Adviser that addressed, among other things: (1) general financial information; (2) services and personnel; (3) portfolio management; (4) costs, fees, other benefits, and profitability; and (5) risk management and regulatory compliance matters.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) met in executive session with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders. Following this discussion, the Board, including all of the Independent Trustees, determined to approve each of the Sub-Advisory Agreements for an initial term of two years on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise; (3) percentage of Fund assets to be allocated to the Sub-Adviser; (4) potential investment return on the assets that potentially would be managed by the Sub-Adviser; (5) where applicable, the Sub-Adviser’s experience and performance in managing hedge funds and the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its hedge fund strategy; and (6) the experience and depth of the Sub-Adviser’s portfolio management team. Where applicable, the Board also considered information about the experience of BAIA’s affiliates in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Fund assets, the Sub-Adviser’s resources devoted to the Fund, and (where available) the information provided by each Sub-Adviser regarding the anticipated profitability to the Sub-Adviser from providing sub-advisory services to the Fund. Where applicable, the Board reviewed the performance of the Sub-Adviser’s comparable hedge fund as compared to relevant indices, as well as information about the management fees borne by those funds. The Board considered the specific resources the Sub-Adviser would devote to the Fund for analysis, risk management, compliance, and order execution and the extent to which the Sub-Adviser’s investment process would be scalable. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by the Fund’s shareholders. The Board also considered information about the anticipated average sub-advisory fees that BAIA would pay in light of expected portfolio allocations. On the basis of the Board’s review of the fees to be charged by each Sub-Adviser for investment sub-advisory services, the relatively unique and highly specialized nature of the portfolio that the Sub-Adviser would manage, and the estimated costs associated with managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Sub-Advisory Agreements were the result of arms-length negotiations.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued)

March 31, 2014

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale. The Board also noted that certain Fund expenses would be subject to an expense cap. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.

Investment Performance of the Sub-Advisers

Since the Sub-Advisers had not previously sub-advised any of the Fund’s assets, the Trustees were unable to consider the performance of the Sub-Advisers on behalf of the Fund. The Trustees reviewed historical investment performance generated by each Sub-Adviser for other funds managed by the Sub-Adviser, but noted that the Fund was different in structure and, as a result, its investment program and performance would differ from those of the other funds. In the case of AlphaParity, LLC and Union Point Advisors, LLC, the Trustees considered that the firms were relatively new and had relatively short track records.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Fund, including the ability to leverage the infrastructure designed to service the Fund on behalf of other clients, soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Fund shareholders. The Board noted that none of the Sub-Advisers indicated that it expected to receive significant ancillary benefits as a result of its relationship with BAIA, its affiliates, or the Fund. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and investors therein, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Sub-Advisory Agreements, the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of the Sub-Advisory Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Additional Information

The Fund’s registration statement and Statement of Additional Information include additional information about the Trustees. The registration statement and Statement of Additional Information are available upon request, without charge, by calling 1-855-890-7725.

Blackstone Alternative Multi-Manager Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator, Custodian

and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

Scott Sherman, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Manager Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You should carefully consider the investment objectives, risks, charges and expenses of the Fund, which are described in its prospectus, before investing. You can find the Fund’s prospectus (and, if available, summary prospectus) and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.blackstone.com/blackstone-alternative-multi-manager-fund. You can also get this information at no cost by calling the Fund at 1-855-890-7725. You should read the prospectus and, if available, the summary prospectus, carefully before investing.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1)	The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(b) (2)	The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$197,000	$N/A
(b) Audit-Related Fees	$0	$N/A
(c) Tax Fees(1)	$44,300	$N/A
(d) All Other Fees	$0	$N/A

(1)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the registrant’s independent auditors provide to the registrant, and (ii) all non-audit services that the registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC, the investment adviser of the registrant (“BAIA”), and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e) (2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
100%	N/A%

(f)	Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$N/A

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Stockholders filed under item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure require by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date June 6, 2014

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date June 6, 2014